Schedule of Investments (unaudited) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.	27,938	$577,479
Aerojet Rocketdyne Holdings Inc.(a)	58,076	2,302,133
Aerovironment Inc.(a)	15,889	1,265,241
Air Industries Group(a)(b)	7,033	8,369
Astronics Corp.(a)	20,464	216,100
Astrotech Corp.(a)	1,452	4,138
Axon Enterprise Inc.(a)(b)	48,241	4,733,889
Boeing Co. (The)	439,723	80,601,226
BWX Technologies Inc.	79,605	4,508,827
CPI Aerostructures Inc.(a)(b)	6,896	22,688
Cubic Corp.(b)	22,710	1,090,761
Curtiss-Wright Corp.	35,722	3,189,260
Ducommun Inc.(a)(b)	7,363	256,748
General Dynamics Corp.	190,176	28,423,705
HEICO Corp.(b)	32,852	3,273,702
HEICO Corp., Class A	58,404	4,744,741
Hexcel Corp.	72,117	3,261,131
Howmet Aerospace Inc.	314,891	4,991,022
Huntington Ingalls Industries Inc.	34,334	5,990,940
Innovative Solutions & Support Inc.(a)(b)	13,748	68,740
Kaman Corp.	21,469	893,110
Kratos Defense & Security Solutions Inc.(a)(b)	69,677	1,089,052
L3Harris Technologies Inc.	176,755	29,990,021
Lockheed Martin Corp.	202,595	73,930,967
Maxar Technologies Inc.(a)(b)	53,490	960,680
Mercury Systems Inc.(a)	43,840	3,448,454
Moog Inc., Class A	27,967	1,481,692
National Presto Industries Inc.	6,314	551,781
Northrop Grumman Corp.	126,264	38,818,604
PAE Inc.(a)	46,922	448,574
Park Aerospace Corp.	14,648	163,179
Parsons Corp.(a)	15,191	550,522
Raytheon Technologies Corp.	1,205,001	74,252,162
SIFCO Industries Inc.(a)	614	2,456
Spirit AeroSystems Holdings Inc., Class A	84,428	2,021,206
Teledyne Technologies Inc.(a)(b)	29,925	9,305,179
Textron Inc.	182,710	6,012,986
TransDigm Group Inc.	41,390	18,296,450
Triumph Group Inc.	34,815	313,683
Vectrus Inc.(a)	7,380	362,579
Virgin Galactic Holdings Inc.(a)(b)	65,557	1,071,201
Virtra Inc.(a)	5,990	22,702

		413,518,080

Air Freight & Logistics — 0.5%
Air T Inc.(a)(b)	379	4,169
Air Transport Services Group Inc.(a)(b)	44,368	988,075
Atlas Air Worldwide Holdings Inc.(a)(b)	21,104	908,105
CH Robinson Worldwide Inc.	108,190	8,553,502
Echo Global Logistics Inc.(a)(b)	20,844	450,647
Expeditors International of Washington Inc.	138,796	10,554,048
FedEx Corp.	198,747	27,868,304
Forward Air Corp.	22,253	1,108,645
Hub Group Inc., Class A(a)	28,262	1,352,619
Radiant Logistics Inc.(a)	22,471	88,311
United Parcel Service Inc., Class B	577,992	64,261,151
XPO Logistics Inc.(a)	73,213	5,655,704

		121,793,280

Security	Shares	Value

Airlines — 0.2%
Alaska Air Group Inc.	100,591	$3,647,430
Allegiant Travel Co.	9,340	1,020,021
American Airlines Group Inc.(b)	415,264	5,427,501
Delta Air Lines Inc.	465,782	13,065,185
Hawaiian Holdings Inc.	43,359	608,760
JetBlue Airways Corp.(a)	202,676	2,209,168
Mesa Air Group Inc.(a)(b)	48,941	168,357
SkyWest Inc.	43,697	1,425,396
Southwest Airlines Co.	440,810	15,066,886
Spirit Airlines Inc.(a)(b)	70,681	1,258,122
United Airlines Holdings Inc.(a)(b)	203,787	7,053,068

		50,949,894

Auto Components — 0.2%
Adient PLC(a)	69,104	1,134,688
American Axle & Manufacturing Holdings Inc.(a)	85,169	647,284
Aptiv PLC	223,067	17,381,381
Autoliv Inc.	65,463	4,223,018
BorgWarner Inc.	167,158	5,900,677
Cooper Tire & Rubber Co.	43,091	1,189,743
Cooper-Standard Holdings Inc.(a)	12,110	160,457
Dana Inc.	119,931	1,461,959
Delphi Technologies PLC(a)	71,503	1,016,058
Dorman Products Inc.(a)(b)	21,979	1,474,132
Fox Factory Holding Corp.(a)(b)	31,164	2,574,458
Garrett Motion Inc.(a)	58,315	323,065
Gentex Corp.	201,861	5,201,958
Gentherm Inc.(a)	23,844	927,532
Goodyear Tire & Rubber Co. (The)	195,313	1,747,075
Horizon Global Corp.(a)(b)	37,257	81,965
LCI Industries	21,162	2,433,207
Lear Corp.	44,031	4,800,260
Modine Manufacturing Co.(a)(b)	56,568	312,255
Motorcar Parts of America Inc.(a)(b)	27,628	488,187
Shiloh Industries Inc.(a)(b)	7,302	11,829
Standard Motor Products Inc.	19,541	805,089
Stoneridge Inc.(a)	21,381	441,731
Strattec Security Corp.	15,887	253,239
Superior Industries International Inc.	56,496	96,043
Sypris Solutions Inc.(a)(b)	14,501	10,797
Tenneco Inc., Class A(a)	35,405	267,662
Unique Fabricating Inc.(a)	714	2,278
Veoneer Inc.(a)(b)	83,912	897,019
Visteon Corp.(a)	20,719	1,419,251
Workhorse Group Inc.(a)(b)	28,574	496,902
XPEL Inc.(a)(b)	22,229	347,662

		58,528,861

Automobiles — 0.7%
Arcimoto Inc.(a)(b)	11,868	63,138
Ford Motor Co.	3,168,692	19,265,647
General Motors Co.	1,041,306	26,345,042
Harley-Davidson Inc.(b)	122,186	2,904,361
Tesla Inc.(a)(b)	119,908	129,477,857
Thor Industries Inc.	45,047	4,798,857
Winnebago Industries Inc.(b)	30,590	2,037,906

		184,892,808

Banks — 3.8%
1st Constitution Bancorp	6,527	80,935
1st Source Corp.	13,782	490,364
ACNB Corp.	6,521	170,720

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Allegiance Bancshares Inc.	15,389	$390,727
Amalgamated Bank, Class A	27,668	349,723
Amerant Bancorp Inc.(a)(b)	23,732	356,929
American National Bankshares Inc.	15,349	384,339
American River Bankshares	6,590	70,513
Ameris Bancorp	45,356	1,069,948
AmeriServ Financial Inc.	14,205	43,467
Ames National Corp.	7,234	142,799
Arrow Financial Corp.	8,571	254,816
Associated Banc-Corp.	130,317	1,782,737
Atlantic Capital Bancshares Inc.(a)(b)	6,900	83,904
Atlantic Union Bankshares Corp.	65,500	1,516,980
Auburn National Bancorp. Inc.	595	33,969
Banc of California Inc.	42,299	458,098
BancFirst Corp.	14,012	568,467
Bancorp. Inc. (The)(a)(b)	28,587	280,153
BancorpSouth Bank	81,998	1,864,634
Bank First Corp.	7,193	461,071
Bank of America Corp.	6,393,099	151,836,101
Bank of Commerce Holdings	7,886	59,776
Bank of Hawaii Corp.	35,289	2,167,097
Bank of Marin Bancorp	12,798	426,557
Bank of Princeton (The)	14,262	286,381
Bank of South Carolina Corp.	960	16,118
Bank of the James Financial Group Inc.	775	7,293
Bank OZK	93,540	2,195,384
Bank7 Corp.	2,920	31,697
BankFinancial Corp.	29	244
BankUnited Inc.	64,038	1,296,769
Bankwell Financial Group Inc.	6,481	103,048
Banner Corp.	19,279	732,602
Bar Harbor Bankshares	13,672	306,116
Baycom Corp.(a)	20,658	266,695
BCB Bancorp. Inc.	7,257	67,345
Berkshire Hills Bancorp. Inc.	40,684	448,338
BOK Financial Corp.	24,080	1,359,075
Boston Private Financial Holdings Inc.	41,027	282,266
Bridge Bancorp. Inc.	7,282	166,321
Brookline Bancorp. Inc.	34,424	346,994
Bryn Mawr Bank Corp	14,647	405,136
Business First Bancshares Inc.	19,206	294,812
Byline Bancorp Inc.	23,265	304,771
C&F Financial Corp.	704	23,408
Cadence BanCorp	101,899	902,825
Cambridge Bancorp	6,131	363,200
Camden National Corp.	7,762	268,099
Capital Bancorp Inc./MD(a)(b)	35,170	376,319
Capital City Bank Group Inc.	7,394	154,904
Capstar Financial Holdings Inc.	28,912	346,944
Carter Bank & Trust	8,993	72,573
Cathay General Bancorp	57,656	1,516,353
CB Financial Services Inc.(b)	829	18,089
CBTX Inc.	14,374	301,854
Central Pacific Financial Corp.	9,084	145,616
Central Valley Community Bancorp	7,187	110,608
Century Bancorp. Inc./MA, Class A, NVS	787	61,166
Chemung Financial Corp.	774	21,130
CIT Group Inc.	78,376	1,624,734
Citigroup Inc.	1,704,549	87,102,454
Citizens & Northern Corp.	7,852	162,144

Security	Shares	Value

Banks (continued)
Citizens Community Bancorp. Inc./WI	799	$5,481
Citizens Financial Group Inc.	350,749	8,852,905
Citizens Holding Co.	828	20,700
City Holding Co.	11,902	775,653
Civista Bancshares Inc.	7,406	114,052
CNB Financial Corp./PA	7,985	143,171
Coastal Financial Corp./WA(a)	30,825	447,579
Codorus Valley Bancorp. Inc.	7,373	101,969
Colony Bankcorp Inc.	6,534	76,905
Columbia Banking System Inc.	49,678	1,408,123
Comerica Inc.	110,978	4,228,262
Commerce Bancshares Inc.	81,442	4,843,356
Community Bank System Inc.	43,070	2,455,851
Community Bankers Trust Corp.	15,306	84,183
Community Financial Corp. (The)	880	21,472
Community First Bancshares Inc./GA(a)(b)	2,609	20,168
Community Trust Bancorp. Inc.	14,121	462,604
Community West Bancshares	6,540	57,487
ConnectOne Bancorp. Inc.(b)	26,799	432,000
County Bancorp. Inc.(b)	862	18,042
Cullen/Frost Bankers Inc.	49,651	3,709,426
Customers Bancorp. Inc.(a)	19,466	233,981
CVB Financial Corp.	103,353	1,936,835
Eagle Bancorp. Inc.	21,861	715,948
Eagle Bancorp. Montana Inc.	850	14,773
East West Bancorp. Inc.	114,497	4,149,371
Emclaire Financial Corp.	214	4,286
Enterprise Bancorp. Inc./MA	6,643	158,236
Enterprise Financial Services Corp.	30,791	958,216
Equity Bancshares Inc., Class A(a)	7,397	129,004
Esquire Financial Holdings Inc.(a)	21,589	364,854
Evans Bancorp. Inc.	1,016	23,632
Farmers & Merchants Bancorp. Inc./Archbold OH	16,224	344,598
Farmers National Banc Corp.	14,264	169,171
Fauquier Bankshares Inc.	831	12,382
FB Financial Corp.	13,863	343,386
Fidelity D&D Bancorp. Inc.	6,657	320,135
Fifth Third Bancorp	590,113	11,377,379
Financial Institutions Inc.	8,042	149,662
First Bancorp. Inc./ME	7,304	158,497
First BanCorp./Puerto Rico	144,865	809,795
First Bancorp./Southern Pines NC	15,608	391,449
First Bancshares Inc. (The)	6,646	149,535
First Bank/Hamilton NJ	6,962	45,392
First Busey Corp.	34,238	638,539
First Business Financial Services Inc.	7,048	115,940
First Capital Inc.	627	43,558
First Choice Bancorp	20,865	341,769
First Citizens BancShares Inc./NC, Class A	5,898	2,388,808
First Commonwealth Financial Corp.	43,630	361,256
First Community Bankshares Inc.	13,751	308,710
First Community Corp./SC	6,569	99,520
First Financial Bancorp	66,509	923,810
First Financial Bankshares Inc.	123,621	3,571,411
First Financial Corp./IN	8,473	312,145
First Financial Northwest Inc.	7,298	70,718
First Foundation Inc.	20,423	333,712
First Guaranty Bancshares Inc.	18,881	230,915
First Hawaiian Inc.	105,948	1,826,543
First Horizon National Corp.	250,464	2,494,621

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Internet Bancorp	843	$14,011
First Interstate BancSystem Inc., Class A	27,784	860,193
First Merchants Corp.	41,831	1,153,281
First Mid Bancshares Inc.	19,268	505,400
First Midwest Bancorp. Inc.	82,119	1,096,289
First National Corp./VA(b)	3,235	45,290
First Northwest Bancorp	7,973	99,025
First of Long Island Corp. (The)	20,616	336,865
First Republic Bank/CA	140,082	14,847,291
First Savings Financial Group Inc.(b)	214	9,273
First U.S. Bancshares Inc.	6,458	44,560
First United Corp.	6,690	89,245
First Western Financial Inc.(a)(b)	28,493	406,025
Flushing Financial Corp.	21,501	247,691
FNB Corp.	296,361	2,222,707
FNCB Bancorp Inc.	59,709	343,327
Franklin Financial Network Inc.	13,866	357,049
Franklin Financial Services Corp.	883	22,870
Fulton Financial Corp.	130,615	1,375,376
FVCBankcorp Inc.(a)(b)	25,559	275,015
German American Bancorp. Inc.	14,401	447,871
Glacier Bancorp. Inc.	70,272	2,479,899
Glen Burnie Bancorp	598	4,927
Great Southern Bancorp. Inc.	7,251	292,650
Great Western Bancorp. Inc.	30,365	417,822
Guaranty Bancshares Inc./TX	14,888	385,153
Hancock Whitney Corp.	76,252	1,616,542
Hanmi Financial Corp.	14,565	141,426
Harborone Bancorp Inc.(a)(b)	52,839	451,245
Hawthorn Bancshares Inc.	7,052	138,852
HBT Financial Inc.	7,172	95,603
Heartland Financial USA Inc.	23,635	790,354
Heritage Commerce Corp.	75,455	566,290
Heritage Financial Corp./WA	22,192	443,840
Hilltop Holdings Inc.	58,440	1,078,218
Home BancShares Inc./AR	122,634	1,886,111
HomeTrust Bancshares Inc.	14,108	225,728
Hope Bancorp Inc.	83,765	772,313
Horizon Bancorp Inc./IN	20,932	223,763
Howard Bancorp. Inc.(a)(b)	1,401	14,879
Huntington Bancshares Inc./OH	825,574	7,459,061
IBERIABANK Corp.	39,029	1,777,381
Independent Bank Corp.	24,450	1,640,350
Independent Bank Corp./MI	15,222	226,047
Independent Bank Group Inc.	29,940	1,213,169
International Bancshares Corp.	43,149	1,381,631
Investar Holding Corp.	6,570	95,265
Investors Bancorp. Inc.	142,135	1,208,147
JPMorgan Chase & Co.	2,494,852	234,665,779
KeyCorp	803,909	9,791,612
Lakeland Bancorp. Inc.	29,502	337,208
Lakeland Financial Corp.	21,201	987,755
Landmark Bancorp. Inc./Manhattan KS	781	19,298
LCNB Corp.	7,094	113,220
Level One Bancorp. Inc.	19,151	320,588
Limestone Bancorp. Inc.(a)	457	6,010
Live Oak Bancshares Inc.(b)	30,411	441,264
M&T Bank Corp.	105,032	10,920,177
Macatawa Bank Corp.	21,370	167,113
Mackinac Financial Corp.	764	7,923

Security	Shares	Value

Banks (continued)
MainStreet Bancshares Inc.(a)	1,804	$23,813
Malvern Bancorp. Inc.(a)(b)	6,507	82,834
Mercantile Bank Corp.	13,818	312,287
Meridian Corp.(a)	1,164	18,449
Metropolitan Bank Holding Corp.(a)	12,723	408,154
Mid Penn Bancorp. Inc.	790	14,560
Middlefield Banc Corp.	538	11,163
Midland States Bancorp. Inc.	19,242	287,668
MidWestOne Financial Group Inc.	6,906	138,120
MVB Financial Corp.	29,163	387,868
National Bank Holdings Corp., Class A	22,819	616,113
National Bankshares Inc.	6,909	197,597
NBT Bancorp. Inc.	24,473	752,789
Nicolet Bankshares Inc.(a)(b)	6,883	377,188
Northeast Bank(a)(b)	1,049	18,410
Northrim Bancorp. Inc.	6,541	164,441
Norwood Financial Corp.	1,117	27,690
Oak Valley Bancorp	6,510	82,547
OceanFirst Financial Corp.	44,372	782,278
OFG Bancorp	36,448	487,310
Ohio Valley Banc Corp.	781	17,612
Old National Bancorp./IN	126,399	1,739,250
Old Point Financial Corp.	766	11,681
Old Second Bancorp. Inc.	21,835	169,876
Origin Bancorp Inc.(b)	13,498	296,956
Orrstown Financial Services Inc.	7,334	108,176
Pacific Mercantile Bancorp.(a)	7,960	29,134
Pacific Premier Bancorp. Inc.	78,095	1,693,100
PacWest Bancorp	103,422	2,038,448
Park National Corp.	8,917	627,578
Parke Bancorp. Inc.	7,734	104,796
Pathfinder Bancorp. Inc.	713	6,788
Patriot National Bancorp Inc.	59	348
PCB Bancorp	28,633	294,920
Peapack Gladstone Financial Corp.	8,084	151,413
Penns Woods Bancorp. Inc.	9,270	210,522
Peoples Bancorp. Inc./OH	14,405	306,538
Peoples Bancorp. of North Carolina Inc.	893	15,779
Peoples Financial Services Corp.	6,559	250,488
People’s United Financial Inc.	360,293	4,168,590
People’s Utah Bancorp	2,323	52,198
Pinnacle Financial Partners Inc.	63,793	2,678,668
Plumas Bancorp	6,347	140,396
PNC Financial Services Group Inc. (The)	347,374	36,547,219
Popular Inc.	72,299	2,687,354
Preferred Bank/Los Angeles CA	7,715	330,588
Premier Financial Bancorp. Inc.	7,727	99,060
Prosperity Bancshares Inc.	74,992	4,453,025
QCR Holdings Inc.	7,787	242,799
RBB Bancorp	21,845	298,184
Regions Financial Corp.	785,047	8,729,723
Reliant Bancorp Inc.	20,464	333,359
Renasant Corp.	43,229	1,076,402
Republic Bancorp. Inc./KY, Class A	7,111	232,601
Republic First Bancorp. Inc.(a)	28,020	68,369
Richmond Mutual Bancorp. Inc.	35,170	395,311
Riverview Financial Corp.	6,403	34,448
S&T Bancorp. Inc.	20,178	473,174
Salisbury Bancorp. Inc.	207	8,485
Sandy Spring Bancorp. Inc.	47,180	1,169,120

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
SB Financial Group Inc.	865	$14,376
SB One Bancorp	754	14,854
Seacoast Banking Corp. of Florida(a)	37,303	760,981
Select Bancorp. Inc.(a)(b)	7,103	57,818
ServisFirst Bancshares Inc.	34,528	1,234,721
Shore Bancshares Inc.	8,025	88,997
Sierra Bancorp	7,435	140,373
Signature Bank/New York NY	45,612	4,876,835
Simmons First National Corp., Class A	85,337	1,460,116
SmartFinancial Inc.	6,644	107,500
Sound Financial Bancorp. Inc.	260	6,178
South Plains Financial Inc.	2,685	38,234
South State Corp.	57,033	2,718,193
Southern First Bancshares Inc.(a)	6,456	178,896
Southern National Bancorp. of Virginia Inc.	13,953	135,205
Southside Bancshares Inc.	21,436	594,206
Spirit of Texas Bancshares Inc.(a)	21,293	262,117
Sterling Bancorp./DE	166,151	1,947,290
Stock Yards Bancorp. Inc.	14,823	595,885
Summit Financial Group Inc.	7,178	118,293
Summit State Bank	868	8,428
SVB Financial Group(a)	42,424	9,143,645
Synovus Financial Corp.	122,735	2,519,750
TCF Financial Corp.	128,512	3,780,823
Texas Capital Bancshares Inc.(a)	36,662	1,131,756
Tompkins Financial Corp.	7,869	509,675
TowneBank/Portsmouth VA	49,917	940,436
TriCo Bancshares	14,959	455,502
TriState Capital Holdings Inc.(a)	15,049	236,420
Triumph Bancorp. Inc.(a)	27,305	662,692
Truist Financial Corp.	1,108,055	41,607,465
Trustmark Corp.	52,523	1,287,864
U.S. Bancorp	1,122,324	41,323,970
UMB Financial Corp.	35,252	1,817,241
Umpqua Holdings Corp.	172,607	1,836,538
Union Bankshares Inc./Morrisville VT	808	15,126
United Bancorp. Inc./OH	6,363	73,238
United Bancshares Inc./OH	679	12,154
United Bankshares Inc./WV	95,563	2,643,273
United Community Banks Inc./GA	36,095	726,231
United Security Bancshares/Fresno CA	8,029	53,714
Unity Bancorp. Inc.	6,518	93,207
Univest Financial Corp.	14,461	233,401
Valley National Bancorp	342,352	2,677,193
Veritex Holdings Inc.	30,863	546,275
Village Bank and Trust Financial Corp.(a)(b)	113	3,615
Washington Trust Bancorp. Inc.	13,547	443,664
Webster Financial Corp.	71,788	2,053,855
Wells Fargo & Co.	3,054,880	78,204,928
WesBanco Inc.	48,403	983,065
West Bancorp. Inc.	13,774	240,907
Westamerica Bancorp	18,131	1,041,082
Western Alliance Bancorp	77,975	2,952,913
Wintrust Financial Corp.	53,177	2,319,581
Zions Bancorp. N.A	136,599	4,644,366

		942,798,613

Beverages — 1.5%
Alkaline Water Co. Inc. (The)(a)(b)	152,793	218,494
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	8,156	4,376,917
Brown-Forman Corp., Class A(b)	44,020	2,534,231

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B, NVS(b)	148,879	$9,477,637
Celsius Holdings Inc.(a)	52,810	621,574
Coca-Cola Co. (The)	3,164,925	141,408,849
Coca-Cola Consolidated Inc.	4,308	987,351
Constellation Brands Inc., Class A	138,512	24,232,675
Craft Brew Alliance Inc.(a)	7,254	111,639
Eastside Distilling Inc.(a)(b)	6,579	9,605
Keurig Dr Pepper Inc.	275,890	7,835,276
MGP Ingredients Inc.(b)	8,613	316,140
Molson Coors Beverage Co., Class B	150,678	5,177,296
Monster Beverage Corp.(a)	302,868	20,994,810
National Beverage Corp.(a)(b)	12,506	763,116
New Age Beverages Corp.(a)	84,612	129,456
PepsiCo Inc.	1,134,326	150,025,957
Reed’s Inc.(a)(b)	7,373	7,063
Willamette Valley Vineyards Inc.(a)	794	4,804

		369,232,890

Biotechnology — 3.2%
89bio Inc.(a)	4,458	88,848
AbbVie Inc.	1,444,062	141,778,007
Abeona Therapeutics Inc.(a)(b)	21,009	61,241
ACADIA Pharmaceuticals Inc.(a)	95,147	4,611,775
Acceleron Pharma Inc.(a)(b)	40,564	3,864,532
Achieve Life Sciences Inc.(a)(b)	1,892	751
Acorda Therapeutics Inc.(a)(b)	35,344	25,964
Actinium Pharmaceuticals Inc.(a)	28,770	10,113
Adamas Pharmaceuticals Inc.(a)	28,368	72,622
ADMA Biologics Inc.(a)(b)	11,336	33,214
Aduro Biotech Inc.(a)(b)	20,703	47,824
Advaxis Inc.(a)	1,169	627
Adverum Biotechnologies Inc.(a)(b)	61,868	1,291,804
Aeglea BioTherapeutics Inc.(a)	7,530	69,652
Agenus Inc.(a)(b)	59,145	232,440
AgeX Therapeutics Inc.(a)(b)	5,601	5,302
Agios Pharmaceuticals Inc.(a)	46,114	2,466,177
AIkido Pharma Inc.(a)	56	46
AIM ImmunoTech Inc.(a)(b)	414	1,027
Aimmune Therapeutics Inc.(a)(b)	30,393	507,867
Akcea Therapeutics Inc.(a)(b)	13,650	187,005
Akebia Therapeutics Inc.(a)(b)	137,433	1,866,340
Albireo Pharma Inc.(a)(b)	2,646	70,093
Aldeyra Therapeutics Inc.(a)	8,860	36,946
Alector Inc.(a)(b)	37,720	921,877
Alexion Pharmaceuticals Inc.(a)	179,952	20,197,812
Alkermes PLC(a)	124,794	2,421,628
Allakos Inc.(a)(b)	19,952	1,433,751
Allena Pharmaceuticals Inc.(a)(b)	62,841	99,289
Allogene Therapeutics Inc.(a)(b)	48,393	2,072,188
Alnylam Pharmaceuticals Inc.(a)(b)	94,086	13,935,077
Alpine Immune Sciences Inc.(a)(b)	718	6,972
Altimmune Inc.(a)	120	1,285
Amgen Inc.	481,647	113,601,261
Amicus Therapeutics Inc.(a)	219,121	3,304,345
AnaptysBio Inc.(a)(b)	19,175	428,369
Anavex Life Sciences Corp.(a)(b)	22,416	110,287
Anika Therapeutics Inc.(a)	13,587	512,638
Anixa Biosciences Inc.(a)(b)	7,222	22,099
Apellis Pharmaceuticals Inc.(a)(b)	41,264	1,347,682
Applied Genetic Technologies Corp./DE(a)	7,471	41,389
Applied Therapeutics Inc.(a)	3,092	111,776

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aprea Therapeutics Inc.(a)(b)	5,054	$195,994
Aptevo Therapeutics Inc.(a)	1,033	8,626
Aptinyx Inc.(a)(b)	12,406	51,733
AquaBounty Technologies Inc.(a)	234	753
Aravive Inc.(a)(b)	1,635	19,031
ARCA biopharma Inc.(a)(b)	48	318
Arcturus Therapeutics Holding Inc.(a)(b)	7,901	369,293
Arcus Biosciences Inc.(a)(b)	37,264	921,911
Ardelyx Inc.(a)(b)	78,926	546,168
Arena Pharmaceuticals Inc.(a)(b)	45,715	2,877,759
Aridis Pharmaceuticals Inc.(a)	4,753	31,322
Armata Pharmaceuticals Inc.(a)(b)	5	20
Arrowhead Pharmaceuticals Inc.(a)(b)	82,248	3,552,291
Assembly Biosciences Inc.(a)	19,915	464,418
Atara Biotherapeutics Inc.(a)(b)	47,412	690,793
Athenex Inc.(a)(b)	39,984	550,180
Athersys Inc.(a)(b)	235,150	649,014
Atossa Therapeutics Inc.(a)	54	205
aTyr Pharma Inc.(a)	406	1,803
AVEO Pharmaceuticals Inc.(a)	5,046	25,987
Avid Bioservices Inc.(a)(b)	28,434	186,669
AzurRx BioPharma Inc.(a)(b)	15,332	13,892
Beam Therapeutics Inc.(a)	19,502	546,056
Bellicum Pharmaceuticals Inc.(a)(b)	4,880	36,258
Biocept Inc.(a)	1,893	1,347
BioCryst Pharmaceuticals Inc.(a)(b)	72,117	343,638
Biogen Inc.(a)	133,619	35,749,763
Biohaven Pharmaceutical Holding Co. Ltd.(a)	40,132	2,934,051
BioMarin Pharmaceutical Inc.(a)	148,048	18,260,240
Bio-Path Holdings Inc.(a)	260	1,308
BioSpecifics Technologies Corp.(a)(b)	6,344	388,760
Bioxcel Therapeutics Inc.(a)	6,646	352,304
Black Diamond Therapeutics Inc.(a)	13,030	549,345
Bluebird Bio Inc.(a)(b)	52,089	3,179,513
Blueprint Medicines Corp.(a)	44,745	3,490,110
BrainStorm Cell Therapeutics Inc.(a)(b)	14,497	162,511
Brickell Biotech Inc.(a)	983	983
Bridgebio Pharma Inc.(a)	19,878	648,222
Cabaletta Bio Inc.(a)	5,658	63,030
Caladrius Biosciences Inc.(a)(b)	6,281	11,180
Calithera Biosciences Inc.(a)	20,958	110,658
Calyxt Inc.(a)(b)	27,592	136,029
Cancer Genetics Inc.(a)	257	779
Capricor Therapeutics Inc.(a)	603	2,774
Cardiff Oncology Inc.(a)	188	942
CareDx Inc.(a)(b)	29,779	1,055,070
CASI Pharmaceuticals Inc.(a)(b)	21,481	53,703
Catabasis Pharmaceutical Inc.(a)	461	2,964
Catalyst Biosciences Inc.(a)	45	264
Catalyst Pharmaceuticals Inc.(a)	80,086	369,997
Celcuity Inc.(a)(b)	22,986	159,293
Celldex Therapeutics Inc.(a)	5,751	74,763
Cellectar Biosciences Inc.(a)	59	76
Cellular Biomedicine Group Inc.(a)(b)	7,040	105,389
CEL-SCI Corp.(a)(b)	46,878	699,420
Celsion Corp.(a)(b)	461	1,715
Checkpoint Therapeutics Inc.(a)(b)	34,973	69,247
ChemoCentryx Inc.(a)	32,196	1,852,558
Chimerix Inc.(a)	58,591	181,632
Cidara Therapeutics Inc.(a)(b)	7,752	28,605

Security	Shares	Value

Biotechnology (continued)
Cleveland BioLabs Inc.(a)	741	$1,904
Clovis Oncology Inc.(a)(b)	114,458	772,591
Cohbar Inc.(a)(b)	150,780	233,709
Coherus Biosciences Inc.(a)(b)	43,320	773,695
Concert Pharmaceuticals Inc.(a)	13,609	135,410
Constellation Pharmaceuticals Inc.(a)(b)	17,385	522,419
ContraFect Corp.(a)(b)	7,574	48,398
Corbus Pharmaceuticals Holdings Inc.(a)(b)	56,919	477,550
Cortexyme Inc.(a)	596	27,595
Corvus Pharmaceuticals Inc.(a)(b)	901	2,451
Crinetics Pharmaceuticals Inc.(a)(b)	19,303	338,189
CTI BioPharma Corp.(a)	14,582	16,915
Cue Biopharma Inc.(a)	24,398	597,995
Curis Inc.(a)(b)	16,054	19,425
Cyclacel Pharmaceuticals Inc.(a)	39	181
Cyclerion Therapeutics Inc.(a)(b)	12,770	75,471
Cytokinetics Inc.(a)(b)	58,812	1,386,199
CytomX Therapeutics Inc.(a)	37,668	313,774
Deciphera Pharmaceuticals Inc.(a)(b)	21,059	1,257,643
Denali Therapeutics Inc.(a)	72,096	1,743,281
DiaMedica Therapeutics Inc.(a)	6,967	48,281
Dicerna Pharmaceuticals Inc.(a)(b)	43,996	1,117,498
Dyadic International Inc.(a)(b)	2,880	24,941
Dynavax Technologies Corp.(a)(b)	125,817	1,115,997
Eagle Pharmaceuticals Inc./DE(a)(b)	5,137	246,473
Editas Medicine Inc.(a)(b)	59,531	1,760,927
Eidos Therapeutics Inc.(a)(b)	4,376	208,604
Eiger BioPharmaceuticals Inc.(a)	8,419	80,822
Emergent BioSolutions Inc.(a)(b)	34,532	2,730,791
Enanta Pharmaceuticals Inc.(a)	12,255	615,324
Enochian Biosciences Inc.(a)(b)	65,483	275,683
Epizyme Inc.(a)	57,267	919,708
Equillium Inc.(a)(b)	3,959	11,679
Esperion Therapeutics Inc.(a)(b)	20,027	1,027,585
Evelo Biosciences Inc.(a)(b)	56,189	275,326
Exact Sciences Corp.(a)	114,415	9,947,240
Exelixis Inc.(a)	254,580	6,043,729
Exicure Inc.(a)(b)	171,703	418,955
Fate Therapeutics Inc.(a)(b)	56,352	1,933,437
FibroGen Inc.(a)(b)	71,558	2,900,246
Five Prime Therapeutics Inc.(a)	21,318	130,040
Flexion Therapeutics Inc.(a)(b)	57,350	754,152
Forte Biosciences Inc.(a)(b)	2,882	42,020
Fortress Biotech Inc.(a)	79,412	212,824
Frequency Therapeutics Inc.(a)(b)	4,868	113,181
G1 Therapeutics Inc.(a)(b)	19,356	469,577
Galectin Therapeutics Inc.(a)(b)	22,366	68,440
Galera Therapeutics Inc.(a)(b)	4,292	30,645
Genocea Biosciences Inc.(a)(b)	1,549	3,563
GenVec Inc.(c)	437	0	(d)
Geron Corp.(a)	408,054	889,558
Gilead Sciences Inc.	1,026,756	78,998,607
Global Blood Therapeutics Inc.(a)(b)	47,773	3,015,909
GlycoMimetics Inc.(a)	34,009	127,874
Gossamer Bio Inc.(a)(b)	23,129	300,677
Gritstone Oncology Inc.(a)(b)	42,871	284,663
Halozyme Therapeutics Inc.(a)(b)	93,721	2,512,660
Harpoon Therapeutics Inc.(a)(b)	5,304	88,046
Heat Biologics Inc.(a)(b)	407	343
Heron Therapeutics Inc.(a)(b)	65,294	960,475

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Homology Medicines Inc.(a)	19,718	$299,516
Hookipa Pharma Inc.(a)(b)	5,021	58,344
iBio Inc.(a)(b)	6,729	14,938
Ideaya Biosciences Inc.(a)	4,426	62,893
Idera Pharmaceuticals Inc.(a)(b)	8,848	15,838
IGM Biosciences Inc.(a)(b)	9,546	696,858
Immucell Corp.(a)(b)	736	3,467
Immunic Inc.(a)	318	3,854
ImmunoGen Inc.(a)	128,795	592,457
Immunomedics Inc.(a)(b)	165,582	5,868,226
Immunovant Inc.(a)(b)	21,098	513,736
Incyte Corp.(a)	146,623	15,244,393
Infinity Pharmaceuticals Inc.(a)	35,357	31,984
Inmune Bio Inc.(a)(b)	2,627	13,792
Inovio Pharmaceuticals Inc.(a)(b)	131,477	3,543,305
Insmed Inc.(a)	78,931	2,173,760
Intellia Therapeutics Inc.(a)(b)	44,410	933,498
Intercept Pharmaceuticals Inc.(a)(b)	19,481	933,335
Invitae Corp.(a)(b)	97,057	2,939,857
Ionis Pharmaceuticals Inc.(a)	104,606	6,167,570
Iovance Biotherapeutics Inc.(a)(b)	111,427	3,058,671
Ironwood Pharmaceuticals Inc.(a)	123,620	1,275,758
IsoRay Inc.(a)(b)	49,779	27,652
IVERIC bio Inc.(a)	21,873	111,552
Jounce Therapeutics Inc.(a)(b)	15,867	109,482
Kadmon Holdings Inc.(a)	158,456	811,295
KalVista Pharmaceuticals Inc.(a)	7,029	85,051
Karuna Therapeutics Inc.(a)(b)	7,490	834,835
Karyopharm Therapeutics Inc.(a)(b)	58,418	1,106,437
Kezar Life Sciences Inc.(a)(b)	26,317	136,322
Kindred Biosciences Inc.(a)	13,582	60,983
Kiniksa Pharmaceuticals Ltd., Class A(a)	20,660	526,417
Kodiak Sciences Inc.(a)(b)	19,948	1,079,586
Krystal Biotech Inc.(a)	9,949	412,088
Kura Oncology Inc.(a)(b)	52,651	858,211
La Jolla Pharmaceutical Co.(a)(b)	13,938	59,376
Larimar Therapeutics Inc.(a)(b)	1,212	15,574
Lexicon Pharmaceuticals Inc.(a)(b)	24,310	48,498
Ligand Pharmaceuticals Inc.(a)(b)	14,879	1,664,216
Lineage Cell Therapeutics Inc.(a)(b)	55,004	47,853
LogicBio Therapeutics Inc.(a)	5,314	44,956
Lumos Pharma Inc.(a)(b)	2,358	38,883
MacroGenics Inc.(a)(b)	33,916	946,935
Madrigal Pharmaceuticals Inc.(a)(b)	6,720	761,040
Magenta Therapeutics Inc.(a)	15,958	119,845
MannKind Corp.(a)(b)	77,151	135,014
Marker Therapeutics Inc.(a)(b)	83,878	173,627
Matinas BioPharma Holdings Inc.(a)(b)	192,941	149,143
MediciNova Inc.(a)	24,197	131,148
MEI Pharma Inc.(a)	21,656	89,439
Merrimack Pharmaceuticals Inc.	8,051	26,810
Mersana Therapeutics Inc.(a)(b)	34,015	795,951
Millendo Therapeutics Inc.(a)	1,337	2,353
Minerva Neurosciences Inc.(a)(b)	13,714	49,508
Miragen Therapeutics Inc.(a)	119	132
Mirati Therapeutics Inc.(a)	32,386	3,697,510
Mirum Pharmaceuticals Inc.(a)(b)	4,247	82,647
Moderna Inc.(a)(b)	241,330	15,495,799
Molecular Templates Inc.(a)(b)	5,882	81,113
Moleculin Biotech Inc.(a)(b)	34,231	33,129

Security	Shares	Value

Biotechnology (continued)
Momenta Pharmaceuticals Inc.(a)(b)	92,739	$3,085,427
Mustang Bio Inc.(a)(b)	79,014	251,265
Myriad Genetics Inc.(a)(b)	59,109	670,296
NanoViricides Inc.(a)(b)	1,651	12,349
NantKwest Inc.(a)(b)	22,167	272,211
Natera Inc.(a)	58,993	2,941,391
Navidea Biopharmaceuticals Inc.(a)	5,604	22,080
Neoleukin Therapeutics Inc.(a)(b)	39,759	659,999
NeuBase Therapeutics Inc.(a)	784	6,884
Neurocrine Biosciences Inc.(a)	78,224	9,543,328
NextCure Inc.(a)	12,500	268,000
Novavax Inc.(a)	51,032	4,253,517
Ocugen Inc.(a)	112	25
Oncocyte Corp.(a)(b)	693	1,324
OncoSec Medical Inc.(a)(b)	1,207	2,474
Oncternal Therapeutics Inc.(b)(c)	722	1,480
Oncternal Therapeutics Inc.(a)	722	2,050
OpGen Inc.(a)	1	2
OPKO Health Inc.(a)(b)	309,636	1,055,859
Oragenics Inc.(a)	854	593
Organogenesis Holdings Inc.(a)(b)	48,777	187,304
Organovo Holdings Inc.(a)(b)	65,541	36,054
Orgenesis Inc.(a)(b)	9,915	60,283
ORIC Pharmaceuticals Inc.(a)	13,589	458,357
Ovid therapeutics Inc.(a)(b)	22,970	169,289
Oyster Point Pharma Inc.(a)(b)	4,301	124,213
Palatin Technologies Inc.(a)(b)	109,305	55,964
Passage Bio Inc.(a)	17,332	473,684
PDL BioPharma Inc.(a)(b)	130,666	380,238
PDS Biotechnology Corp.(a)	277	557
Pfenex Inc.(a)	13,784	115,096
PhaseBio Pharmaceuticals Inc.(a)(b)	37,153	170,904
Phio Pharmaceuticals Corp.(a)	7	15
Pieris Pharmaceuticals Inc.(a)(b)	87,436	271,052
Plus Therapeutics Inc.(a)	9	19
PolarityTE Inc.(a)	16,307	20,221
Portola Pharmaceuticals Inc.(a)(b)	51,499	926,467
PRECIGEN Inc.(a)(b)	85,302	425,657
Precision BioSciences Inc.(a)(b)	6,654	55,428
Principia Biopharma Inc.(a)	12,933	773,264
Protagonist Therapeutics Inc.(a)	33,139	585,235
Protara Therapeutics Inc.(a)(b)	158	4,633
Proteostasis Therapeutics Inc.(a)(b)	6,365	8,720
Prothena Corp. PLC(a)(b)	35,335	369,604
PTC Therapeutics Inc.(a)(b)	50,285	2,551,461
Puma Biotechnology Inc.(a)(b)	22,471	234,373
Qualigen Therapeutics Inc.(a)(b)	578	2,295
Radius Health Inc.(a)	35,068	477,977
Rapt Therapeutics Inc.(a)	2,338	67,849
Regeneron Pharmaceuticals Inc.(a)	82,677	51,561,511
REGENXBIO Inc.(a)	27,007	994,668
Regulus Therapeutics Inc.(a)	1,182	806
Retrophin Inc.(a)	26,179	534,313
REVOLUTION Medicines Inc.(a)	13,678	431,814
Rexahn Pharmaceuticals Inc.(a)(b)	1,064	3,022
Rhythm Pharmaceuticals Inc.(a)(b)	16,752	373,570
Rigel Pharmaceuticals Inc.(a)(b)	54,535	99,799
Rocket Pharmaceuticals Inc.(a)(b)	20,569	430,509
Rubius Therapeutics Inc.(a)(b)	8,045	48,109
Sage Therapeutics Inc.(a)(b)	41,101	1,708,980

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Salarius Pharmaceuticals Inc.(a)(b)	802	$1,059
Sangamo Therapeutics Inc.(a)(b)	86,181	772,182
Sarepta Therapeutics Inc.(a)	59,519	9,543,276
Savara Inc.(a)(b)	873	2,174
Scholar Rock Holding Corp.(a)(b)	26,777	487,609
Seattle Genetics Inc.(a)	95,275	16,189,128
SELLAS Life Sciences Group Inc.(a)	2	6
Seneca Biopharma Inc.(a)	97	70
Seres Therapeutics Inc.(a)	35,088	167,019
Sesen Bio Inc.(a)	33,397	24,046
Soleno Therapeutics Inc.(a)(b)	600	1,332
Solid Biosciences Inc.(a)	13,997	41,011
Soligenix Inc.(a)(b)	13,034	27,502
Sonnet BioTherapeutics Holdings Inc.(a)(b)	39	142
Sorrento Therapeutics Inc.(a)(b)	163,408	1,026,202
Spectrum Pharmaceuticals Inc.(a)	86,905	293,739
Spero Therapeutics Inc.(a)	5,328	72,088
Spring Bank Pharmaceuticals Inc.(a)	43,622	64,124
SpringWorks Therapeutics Inc.(a)(b)	7,364	309,288
Sunesis Pharmaceuticals Inc.(a)	7,806	2,056
Sutro Biopharma Inc.(a)	44,850	348,036
Syndax Pharmaceuticals Inc.(a)(b)	37,454	555,068
Synlogic Inc.(a)	458	930
Synthetic Biologics Inc.(a)	1,090	557
T2 Biosystems Inc.(a)(b)	13,721	17,426
Tenax Therapeutics Inc.(a)	627	567
TG Therapeutics Inc.(a)(b)	81,224	1,582,244
Tonix Pharmaceuticals Holding Corp.(a)	5	3
Tracon Pharmaceuticals Inc.(a)	632	1,239
Translate Bio Inc.(a)(b)	26,646	477,496
Trevena Inc.(a)(b)	22,359	33,539
Turning Point Therapeutics Inc.(a)(b)	15,877	1,025,495
Twist Bioscience Corp.(a)	21,778	986,543
Tyme Technologies Inc.(a)(b)	200,164	266,218
Ultragenyx Pharmaceutical Inc.(a)	49,642	3,882,997
United Therapeutics Corp.(a)	35,386	4,281,706
Vaccinex Inc.(a)(b)	2,566	9,263
Vanda Pharmaceuticals Inc.(a)	51,325	587,158
Vaxart Inc.(a)(b)	1,830	16,196
VBI Vaccines Inc.(a)	237,991	737,772
Veracyte Inc.(a)	36,974	957,627
Verastem Inc.(a)	59,551	102,428
Vericel Corp.(a)(b)	30,879	426,748
Vertex Pharmaceuticals Inc.(a)	212,296	61,631,652
Viela Bio Inc.(a)(b)	6,676	289,204
Viking Therapeutics Inc.(a)(b)	64,956	468,333
VistaGen Therapeutics Inc.(a)(b)	32,931	17,358
Voyager Therapeutics Inc.(a)	16,570	209,113
vTv Therapeutics Inc., Class A(a)(b)	6,929	15,590
X4 Pharmaceuticals Inc.(a)	1,202	11,203
XBiotech Inc.(a)(b)	6,888	94,434
Xencor Inc.(a)	44,329	1,435,816
XOMA Corp.(a)(b)	7,189	142,055
Yield10 Bioscience Inc.(a)	7	44
Y-mAbs Therapeutics Inc.(a)(b)	10,665	460,728
Zentalis Pharmaceuticals Inc.(a)	9,569	459,503
ZIOPHARM Oncology Inc.(a)	105,380	345,646

		804,576,230

Building Products — 0.5%
AAON Inc.(b)	30,636	1,663,228

Security	Shares	Value

Building Products (continued)
Advanced Drainage Systems Inc.(b)	43,324	$2,140,206
Allegion PLC	73,346	7,497,428
Alpha Pro Tech Ltd.(a)(b)	13,639	241,410
American Woodmark Corp.(a)(b)	13,938	1,054,410
AO Smith Corp.	115,426	5,438,873
Apogee Enterprises Inc.	21,736	500,797
Armstrong Flooring Inc.(a)(b)	20,781	62,135
Armstrong World Industries Inc.(b)	42,395	3,305,114
Builders FirstSource Inc.(a)	95,619	1,979,313
Carrier Global Corp.	665,357	14,784,233
Continental Materials Corp.(a)(b)	77	732
Cornerstone Building Brands Inc.(a)	28,679	173,795
CSW Industrials Inc.	13,612	940,725
Fortune Brands Home & Security Inc.	114,150	7,297,610
Gibraltar Industries Inc.(a)	32,867	1,577,945
Griffon Corp.	28,887	534,987
Insteel Industries Inc.	22,055	420,589
JELD-WEN Holding Inc.(a)(b)	58,692	945,528
Jewett-Cameron Trading Co. Ltd.(a)	566	4,053
Johnson Controls International PLC	609,065	20,793,479
Lennox International Inc.	29,154	6,792,590
Masco Corp.	215,958	10,843,251
Masonite International Corp.(a)	21,812	1,696,537
Owens Corning	85,916	4,790,676
Patrick Industries Inc.	20,355	1,246,744
PGT Innovations Inc.(a)	59,159	927,613
Quanex Building Products Corp.	28,071	389,626
Resideo Technologies Inc.(a)	98,619	1,155,815
Simpson Manufacturing Co. Inc.	30,509	2,573,739
Trane Technologies PLC	195,377	17,384,645
Trex Co. Inc.(a)(b)	47,668	6,200,177
UFP Industries Inc.	51,757	2,562,489

		127,920,492

Capital Markets — 2.8%
Affiliated Managers Group Inc.(b)	38,899	2,900,309
Ameriprise Financial Inc.	100,070	15,014,503
Apollo Global Management Inc.	172,909	8,631,617
Ares Management Corp., Class A	55,702	2,211,369
Artisan Partners Asset Management Inc., Class A	41,225	1,339,813
Ashford Inc.(a)	329	3,339
Assetmark Financial Holdings Inc.(a)(b)	17,633	481,205
Associated Capital Group Inc., Class A	1,422	52,173
B. Riley Financial Inc.	2,604	56,663
Bank of New York Mellon Corp. (The)	659,740	25,498,951
BGC Partners Inc., Class A	220,418	603,945
BlackRock Inc.(e)	126,311	68,724,552
Blackstone Group Inc. (The), Class A	548,480	31,076,877
Blucora Inc.(a)	42,199	481,913
BrightSphere Investment Group PLC(a)(b)	56,970	709,846
Calamos Asset Management Inc.(a)(c)	4,841	0	(d)
Carlyle Group Inc. (The)	94,125	2,626,088
Cboe Global Markets Inc.	91,949	8,577,003
Charles Schwab Corp. (The)	937,317	31,625,076
CME Group Inc.	293,717	47,740,761
Cohen & Co. Inc.	735	6,924
Cohen & Steers Inc.	15,502	1,054,911
Cowen Inc., Class A(b)	20,998	340,378
Diamond Hill Investment Group Inc.	627	71,271
Donnelley Financial Solutions Inc.(a)	21,250	178,500
E*TRADE Financial Corp.	182,710	9,086,168

7

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Eaton Vance Corp., NVS	88,950	$3,433,470
Evercore Inc., Class A	34,835	2,052,478
FactSet Research Systems Inc.	30,567	10,040,343
Federated Hermes Inc.	72,789	1,725,099
Focus Financial Partners Inc., Class A(a)(b)	18,864	623,455
Franklin Resources Inc.	223,185	4,680,189
GAIN Capital Holdings Inc.	20,911	125,884
GAMCO Investors Inc., Class A	6,187	82,349
Goldman Sachs Group Inc. (The)	253,410	50,078,884
Great Elm Capital Group Inc.(a)	5,167	12,039
Greenhill & Co. Inc.	21,784	217,622
Hamilton Lane Inc., Class A	21,435	1,444,076
Hennessy Advisors Inc.	3,808	30,121
Houlihan Lokey Inc.	41,731	2,321,913
Interactive Brokers Group Inc., Class A(b)	63,805	2,665,135
Intercontinental Exchange Inc.	448,053	41,041,655
Invesco Ltd.	319,012	3,432,569
Janus Henderson Group PLC	123,017	2,603,040
KKR & Co. Inc.	460,657	14,225,088
Lazard Ltd., Class A	91,570	2,621,649
Legg Mason Inc.	65,670	3,267,083
LPL Financial Holdings Inc.	62,927	4,933,477
Manning & Napier Inc.	13,713	39,219
MarketAxess Holdings Inc.	31,394	15,725,883
Medley Management Inc., Class A(a)	4,829	3,728
Moelis & Co., Class A	48,325	1,505,807
Moody’s Corp.	131,918	36,241,832
Morgan Stanley	980,488	47,357,570
Morningstar Inc.	17,943	2,529,425
MSCI Inc.	69,442	23,181,128
Nasdaq Inc.	94,921	11,340,212
National Holdings Corp.(a)(b)	7,125	14,250
Northern Trust Corp.	168,895	13,400,129
Oppenheimer Holdings Inc., Class A, NVS	7,320	159,503
Piper Sandler Cos	13,659	808,066
PJT Partners Inc., Class A(b)	14,119	724,870
Pzena Investment Management Inc., Class A	13,656	74,289
Raymond James Financial Inc.	100,293	6,903,167
S&P Global Inc.	197,241	64,986,965
Safeguard Scientifics Inc.	9,226	64,582
Sculptor Capital Management Inc.	20,831	269,345
SEI Investments Co.	100,301	5,514,549
Siebert Financial Corp.(a)	35,811	181,204
Silvercrest Asset Management Group Inc., Class A	6,613	84,051
State Street Corp.	288,175	18,313,521
Stifel Financial Corp.	57,296	2,717,549
T Rowe Price Group Inc.	185,912	22,960,132
TD Ameritrade Holding Corp.	215,401	7,836,288
Tradeweb Markets Inc., Class A(b)	60,584	3,522,354
U.S. Global Investors Inc., Class A, NVS	14,693	27,770
Value Line Inc.	194	5,236
Victory Capital Holdings Inc., Class A	29,716	510,818
Virtu Financial Inc., Class A	72,615	1,713,714
Virtus Investment Partners Inc.	6,514	757,513
Waddell & Reed Financial Inc., Class A(b)	67,291	1,043,683
Westwood Holdings Group Inc.	6,958	109,589
WisdomTree Investments Inc.	67,209	233,215

		701,612,929

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	40,179	194,868

Security	Shares	Value

Chemicals (continued)
AdvanSix Inc.(a)	22,220	$260,863
AgroFresh Solutions Inc.(a)(b)	21,025	63,706
Air Products & Chemicals Inc.	181,094	43,726,957
Albemarle Corp.	86,637	6,689,243
American Vanguard Corp.	20,996	288,905
Amyris Inc.(a)(b)	20,631	88,094
Ashland Global Holdings Inc.	53,227	3,677,986
Axalta Coating Systems Ltd.(a)	170,825	3,852,104
Balchem Corp.	28,292	2,683,779
Cabot Corp.	49,942	1,850,351
Celanese Corp.	96,293	8,313,938
CF Industries Holdings Inc.	179,066	5,038,917
Chase Corp.	6,899	707,148
Chemours Co. (The)	131,635	2,020,597
Core Molding Technologies Inc.(a)	6,904	28,444
Corteva Inc.(a)	609,573	16,330,461
Dow Inc.(a)	608,482	24,801,726
DuPont de Nemours Inc.	603,669	32,072,934
Eastman Chemical Co.	111,669	7,776,629
Ecolab Inc.	204,698	40,724,667
Element Solutions Inc.(a)(b)	166,289	1,804,236
Ferro Corp.(a)	65,157	777,975
Flotek Industries Inc.(a)(b)	42,580	51,096
FMC Corp.	107,386	10,697,793
FutureFuel Corp.	15,277	182,560
GCP Applied Technologies Inc.(a)	47,644	885,226
Hawkins Inc.	7,235	308,066
HB Fuller Co.	48,663	2,170,370
Huntsman Corp.	170,141	3,057,434
Ikonics Corp.(a)(b)	237	815
Ingevity Corp.(a)	35,304	1,855,931
Innospec Inc.	20,783	1,605,487
International Flavors & Fragrances Inc.	87,164	10,674,103
Intrepid Potash Inc.(a)(b)	86,013	85,153
Koppers Holdings Inc.(a)	14,645	275,912
Kraton Corp.(a)	22,329	385,845
Kronos Worldwide Inc.	16,758	174,451
Linde PLC	430,015	91,210,482
Livent Corp.(a)(b)	102,938	634,098
LSB Industries Inc.(a)(b)	14,522	16,846
LyondellBasell Industries NV, Class A	207,518	13,638,083
Marrone Bio Innovations Inc.(a)	15,073	17,635
Minerals Technologies Inc.	28,418	1,333,657
Mosaic Co. (The)	286,192	3,580,262
NewMarket Corp.	6,210	2,486,981
Northern Technologies International Corp.	1,582	12,624
Olin Corp.	129,404	1,486,852
PolyOne Corp.	74,139	1,944,666
PPG Industries Inc.	194,056	20,581,579
PQ Group Holdings Inc.(a)	29,586	391,719
Quaker Chemical Corp.(b)	9,701	1,800,991
Rayonier Advanced Materials Inc.	35,193	98,892
RPM International Inc.	105,331	7,906,145
Scotts Miracle-Gro Co. (The)	33,757	4,539,304
Sensient Technologies Corp.	35,783	1,866,441
Sherwin-Williams Co. (The)	66,063	38,174,505
Stepan Co.	14,480	1,406,008
Trecora Resources(a)	14,512	90,990
Tredegar Corp.	20,930	322,322
Trinseo SA	35,671	790,469

8

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tronox Holdings PLC, Class A(a)	81,383	$587,585
Valvoline Inc.	152,154	2,941,137
Venator Materials PLC(a)(b)	42,061	75,289
Westlake Chemical Corp.	29,370	1,575,700
WR Grace & Co.	47,025	2,389,340

		438,085,372

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	55,446	2,012,690
ACCO Brands Corp.	80,002	568,014
Acme United Corp.	740	17,005
ADT Inc.	85,675	683,687
Advanced Disposal Services Inc.(a)	63,614	1,919,234
AMREP Corp.(a)	692	3,121
Aqua Metals Inc.(a)(b)	19,653	27,514
ARC Document Solutions Inc.	29,112	29,112
Brady Corp., Class A, NVS	34,950	1,636,359
BrightView Holdings Inc.(a)(b)	16,883	189,090
Brink’s Co. (The)	42,918	1,953,198
Casella Waste Systems Inc., Class A(a)(b)	40,187	2,094,546
CECO Environmental Corp.(a)(b)	21,401	141,033
Charah Solutions Inc.(a)(b)	6,786	21,579
Cimpress PLC(a)(b)	21,191	1,617,721
Cintas Corp.	69,527	18,519,212
Clean Harbors Inc.(a)(b)	42,620	2,556,348
CompX International Inc.	257	3,552
Copart Inc.(a)	169,627	14,124,840
Covanta Holding Corp.	101,079	969,348
Deluxe Corp.	36,547	860,316
Document Security Systems Inc.(a)(b)	698	5,703
Ennis Inc.	21,019	381,285
Fuel Tech Inc.(a)	14,340	12,046
Harsco Corp.(a)	64,636	873,232
Healthcare Services Group Inc.	57,992	1,418,484
Heritage-Crystal Clean Inc.(a)	13,745	239,988
Herman Miller Inc.	43,970	1,038,132
HNI Corp.	35,639	1,089,484
Hudson Technologies Inc.(a)(b)	21,752	21,970
IAA Inc.(a)	107,577	4,149,245
Interface Inc.	42,939	349,523
JanOne Inc.(a)	173	552
KAR Auction Services Inc.	107,577	1,480,260
Kimball International Inc., Class B	47,058	543,990
Knoll Inc.(b)	29,480	359,361
Matthews International Corp., Class A	29,148	556,727
McGrath RentCorp	22,103	1,193,783
Mobile Mini Inc.	35,781	1,055,539
MSA Safety Inc.	27,888	3,191,503
NL Industries Inc.	7,281	24,828
Odyssey Marine Exploration Inc.(a)(b)	6,565	30,626
Performant Financial Corp.(a)	28,973	19,351
Perma-Fix Environmental Services(a)(b)	7,932	50,685
PICO Holdings Inc.(a)	9,740	82,108
Pitney Bowes Inc.	107,368	279,157
Quad/Graphics Inc.	20,789	67,564
Quest Resource Holding Corp.(a)	7,407	9,999
Republic Services Inc.	169,579	13,913,957
Rollins Inc.	120,426	5,104,858
RR Donnelley & Sons Co.	64,892	77,221
SP Plus Corp.(a)	14,313	296,422
Steelcase Inc., Class A	71,245	859,215

Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)(b)	78,523	$4,395,718
Team Inc.(a)(b)	21,866	121,794
Tetra Tech Inc.	43,861	3,470,282
U.S. Ecology Inc.	26,149	885,928
UniFirst Corp./MA(b)	13,745	2,459,668
Viad Corp.	14,588	277,464
Virco Manufacturing Corp.(a)	6,967	18,254
VSE Corp.	6,988	219,353
Waste Management Inc.	317,408	33,616,681
Wilhelmina International Inc.(a)(b)	303	1,194

		134,190,653

Communications Equipment — 0.9%
Acacia Communications Inc.(a)	31,492	2,115,948
ADTRAN Inc.	36,659	400,683
Applied Optoelectronics Inc.(a)(b)	13,683	148,734
Arista Networks Inc.(a)(b)	44,255	9,294,878
Aviat Networks Inc.(a)(b)	6,561	119,738
BK Technologies Corp.(a)	12,961	43,938
Calix Inc.(a)(b)	35,778	533,092
Cambium Networks Corp.(a)(b)	4,904	36,093
Casa Systems Inc.(a)	19,139	79,618
Ciena Corp.(a)	126,638	6,858,714
Cisco Systems Inc.	3,473,302	161,994,805
Clearfield Inc.(a)	7,818	109,139
ClearOne Inc.(a)(b)	8,515	17,030
CommScope Holding Co. Inc.(a)(b)	155,689	1,296,889
Communications Systems Inc.	6,582	33,371
Comtech Telecommunications Corp.	20,024	338,205
DASAN Zhone Solutions Inc.(a)(b)	6,050	54,027
Digi International Inc.(a)	21,005	244,708
EchoStar Corp., Class A(a)	35,924	1,004,435
EMCORE Corp.(a)	6,624	21,064
Extreme Networks Inc.(a)(b)	76,792	333,277
F5 Networks Inc.(a)	48,916	6,822,804
Genasys Inc.(a)(b)	22,494	109,321
Harmonic Inc.(a)(b)	65,639	311,785
Infinera Corp.(a)(b)	131,129	776,284
Inseego Corp.(a)(b)	79,190	918,604
InterDigital Inc.	28,291	1,602,119
Juniper Networks Inc.	277,535	6,344,450
KVH Industries Inc.(a)	13,642	121,823
Lantronix Inc.(a)(b)	7,093	26,315
Lumentum Holdings Inc.(a)(b)	62,514	5,090,515
Motorola Solutions Inc.	139,121	19,495,026
NETGEAR Inc.(a)	27,936	723,263
NetScout Systems Inc.(a)	55,680	1,423,181
Network-1 Technologies Inc.	8,052	17,433
Optical Cable Corp.(a)(b)	7,058	17,645
PCTEL Inc.	10,804	72,171
Plantronics Inc.(b)	28,010	411,187
Resonant Inc.(a)(b)	6,557	15,278
Ribbon Communications Inc.(a)	36,726	144,333
TESSCO Technologies Inc.	6,493	35,712
Ubiquiti Inc.(b)	9,950	1,736,872
ViaSat Inc.(a)(b)	48,513	1,861,444
Viavi Solutions Inc.(a)	181,061	2,306,717
Vislink Technologies Inc.(a)	20	12
Westell Technologies Inc., Class A(a)	7,994	6,277

		235,468,957

9

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.2%
AECOM(a)	134,278	$5,046,167
Aegion Corp.(a)(b)	28,646	454,612
Ameresco Inc., Class A(a)(b)	14,552	404,255
API Group Corp.(a)(f)	87,326	1,061,011
Arcosa Inc.	37,761	1,593,514
Argan Inc.	10,175	482,091
Comfort Systems USA Inc.	28,387	1,156,770
Concrete Pumping Holdings Inc.(a)(b)	9,741	33,899
Construction Partners Inc., Class A(a)	37,044	657,901
Dycom Industries Inc.(a)	23,347	954,659
Emcor Group Inc.	45,149	2,986,155
Fluor Corp.	113,145	1,366,792
Goldfield Corp. (The)(a)	21,736	80,641
Granite Construction Inc.	35,008	670,053
Great Lakes Dredge & Dock Corp.(a)	43,534	403,125
HC2 Holdings Inc.(a)(b)	21,466	71,696
IES Holdings Inc.(a)(b)	7,105	164,623
Infrastructure and Energy Alternatives Inc.(a)	8,310	33,074
Jacobs Engineering Group Inc.	104,686	8,877,373
Limbach Holdings Inc.(a)(b)	4,924	18,120
MasTec Inc.(a)(b)	50,738	2,276,614
MYR Group Inc.(a)	14,687	468,662
Northwest Pipe Co.(a)	7,277	182,434
NV5 Global Inc.(a)(b)	6,983	354,946
Orion Group Holdings Inc.(a)(b)	21,627	67,909
Primoris Services Corp.	28,995	514,951
Quanta Services Inc.	115,968	4,549,425
Sterling Construction Co. Inc.(a)	14,266	149,365
Tutor Perini Corp.(a)(b)	29,511	359,444
Valmont Industries Inc.	17,156	1,949,265
WillScot Corp.(a)(b)	63,080	775,253

		38,164,799

Construction Materials — 0.1%
Eagle Materials Inc.	36,419	2,557,342
Forterra Inc.(a)(b)	15,454	172,467
Martin Marietta Materials Inc.(b)	50,176	10,364,856
Summit Materials Inc., Class A(a)	94,582	1,520,879
Tecnoglass Inc.	605	3,297
U.S. Concrete Inc.(a)	13,562	336,338
U.S. Lime & Minerals Inc.	502	42,389
Vulcan Materials Co.	107,312	12,432,095

		27,429,663

Consumer Finance — 0.5%
Ally Financial Inc.	314,306	6,232,688
American Express Co.	540,458	51,451,602
Asta Funding Inc.(a)(b)	7,129	92,178
Atlanticus Holdings Corp.(a)	6,365	65,814
Capital One Financial Corp.	372,802	23,333,677
Consumer Portfolio Services Inc.(a)(b)	14,609	41,343
Credit Acceptance Corp.(a)(b)	10,689	4,478,798
Curo Group Holdings Corp.	27,188	222,126
Discover Financial Services	250,795	12,562,321
Elevate Credit Inc.(a)	110,625	163,725
Encore Capital Group Inc.(a)	30,249	1,033,911
Enova International Inc.(a)	21,785	323,943
EZCORP Inc., Class A, NVS(a)(b)	42,700	269,010
FirstCash Inc.	35,116	2,369,628
Green Dot Corp., Class A(a)(b)	37,588	1,844,819
LendingClub Corp.(a)(b)	66,003	300,314

Security	Shares	Value

Consumer Finance (continued)
LendingTree Inc.(a)(b)	6,005	$1,738,628
Medallion Financial Corp.(a)(b)	76,267	202,108
Navient Corp.	114,503	804,956
Nelnet Inc., Class A	20,223	965,446
Nicholas Financial Inc.(a)(b)	7,808	60,200
OneMain Holdings Inc.	63,276	1,552,793
Oportun Financial Corp.(a)(b)	5,151	69,229
PRA Group Inc.(a)	36,191	1,399,144
Regional Management Corp.(a)	7,437	131,709
Santander Consumer USA Holdings Inc.	85,532	1,574,644
SLM Corp.	281,085	1,976,028
Synchrony Financial	439,694	9,743,619
World Acceptance Corp.(a)(b)	7,083	464,078

		125,468,479

Containers & Packaging — 0.4%
Amcor PLC(a)	1,272,112	12,988,263
AptarGroup Inc.	55,125	6,172,897
Avery Dennison Corp.	67,398	7,689,438
Ball Corp.(b)	265,303	18,435,905
Berry Global Group Inc.(a)(b)	107,011	4,742,727
Crown Holdings Inc.(a)	107,852	7,024,401
Graphic Packaging Holding Co.	235,888	3,300,073
Greif Inc., Class A, NVS	21,327	733,862
Greif Inc., Class B	7,120	297,830
International Paper Co.	327,517	11,531,874
Myers Industries Inc.	21,501	312,840
O-I Glass Inc.	129,757	1,165,218
Packaging Corp. of America	80,072	7,991,186
Ranpak Holdings Corp.(a)(b)	6,751	50,227
Sealed Air Corp.	127,649	4,193,270
Silgan Holdings Inc.	58,954	1,909,520
Sonoco Products Co.	80,278	4,197,737
UFP Technologies Inc.(a)(b)	6,541	288,196
Westrock Co.	210,207	5,940,450

		98,965,914

Distributors — 0.1%
AMCON Distributing Co.	53	2,986
Core-Mark Holding Co. Inc.	35,908	896,084
Educational Development Corp.	1,390	13,372
Funko Inc., Class A(a)	9,138	53,000
Genuine Parts Co.	116,982	10,172,755
Greenlane Holdings Inc., Class A(a)	5,220	20,776
LKQ Corp.(a)(b)	245,702	6,437,392
Pool Corp.	33,369	9,072,030
Weyco Group Inc.	6,515	140,659

		26,809,054

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	43,330	1,349,729
American Public Education Inc.(a)	14,107	417,567
Bright Horizons Family Solutions Inc.(a)(b)	48,244	5,654,197
Carriage Services Inc.	14,148	256,362
Chegg Inc.(a)	95,333	6,412,098
Collectors Universe Inc.	6,960	238,589
Franchise Group Inc.(b)	6,411	140,273
frontdoor Inc.(a)(b)	69,368	3,075,083
Graham Holdings Co., Class B	3,232	1,107,509
Grand Canyon Education Inc.(a)	40,689	3,683,575
H&R Block Inc.	166,316	2,374,992
Houghton Mifflin Harcourt Co.(a)(b)	79,834	144,500

10

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
K12 Inc.(a)(b)	36,234	$987,014
Laureate Education Inc., Class A(a)	87,723	874,160
Lincoln Educational Services Corp.(a)(b)	21,348	83,257
OneSpaWorld Holdings Ltd.	18,781	89,585
Perdoceo Education Corp.(a)	50,720	807,970
Regis Corp.(a)(b)	28,918	236,549
Select Interior Concepts Inc., Class A(a)(b)	36,346	127,211
Service Corp. International	145,710	5,666,662
ServiceMaster Global Holdings Inc.(a)	107,987	3,854,056
Strategic Education Inc.	17,082	2,624,649
Universal Technical Institute Inc.(a)	14,705	102,200
Vivint Smart Home Inc.(a)(b)	32,041	555,271
WW International Inc.(a)	41,645	1,056,950
XpresSpa Group Inc.(a)(b)	110	461
Zovio Inc.(a)	14,255	43,620

		41,964,089

Diversified Financial Services — 1.2%
Alerus Financial Corp.	2,274	44,934
A-Mark Precious Metals Inc.(a)	684	13,030
Berkshire Hathaway Inc., Class B(a)	1,591,734	284,140,436
Cannae Holdings Inc.(a)(b)	64,897	2,667,267
Equitable Holdings Inc.	334,573	6,453,913
FlexShopper Inc.(a)(b)	7,902	13,750
GWG Holdings Inc.(a)	186	1,427
Jefferies Financial Group Inc.	175,473	2,728,605
LM Funding America Inc.(a)	426	575
Marlin Business Services Corp.	7,224	61,115
On Deck Capital Inc.(a)	28,800	20,693
Voya Financial Inc.	102,456	4,779,572

		300,925,317

Diversified Telecommunication Services — 1.6%
Alaska Communications Systems Group Inc.	43,064	120,149
Anterix Inc.(a)	7,370	334,156
AT&T Inc.	5,833,837	176,356,892
ATN International Inc.	7,372	446,522
Bandwidth Inc., Class A(a)(b)	13,182	1,674,114
CenturyLink Inc.	801,085	8,034,882
Cincinnati Bell Inc.(a)	26,821	398,292
Cogent Communications Holdings Inc.	33,462	2,588,620
Consolidated Communications Holdings Inc.(a)	58,188	393,933
GCI Liberty Inc., Class A(a)	80,890	5,752,897
Globalstar Inc.(a)(b)	1,129,537	368,907
IDT Corp., Class B(a)	8,935	58,346
Iridium Communications Inc.(a)(b)	77,653	1,975,492
Liberty Global PLC, Class A(a)	126,746	2,770,668
Liberty Global PLC, Class C, NVS(a)(b)	314,032	6,754,828
Liberty Latin America Ltd., Class A(a)(b)	42,228	410,456
Liberty Latin America Ltd., Class C, NVS(a)	85,811	810,056
Ooma Inc.(a)	8,327	137,229
ORBCOMM Inc.(a)	40,759	156,922
Otelco Inc., Class A(a)	811	9,124
Verizon Communications Inc.	3,388,120	186,787,056
Vonage Holdings Corp.(a)(b)	170,705	1,717,292

		398,056,833

Electric Utilities — 1.7%
Allete Inc.	40,719	2,223,665
Alliant Energy Corp.	204,317	9,774,525
American Electric Power Co. Inc.	403,961	32,171,454
Avangrid Inc.	46,212	1,939,980

Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	601,688	$48,068,854
Edison International	309,451	16,806,284
El Paso Electric Co.	34,197	2,291,199
Entergy Corp.	162,456	15,239,997
Evergy Inc.	184,655	10,948,195
Eversource Energy	275,471	22,938,470
Exelon Corp.	802,898	29,137,168
FirstEnergy Corp.	441,154	17,107,952
Genie Energy Ltd., Class B	14,250	104,880
Hawaiian Electric Industries Inc.	85,758	3,092,434
Idacorp Inc.	41,429	3,619,652
MGE Energy Inc.	29,346	1,893,110
NextEra Energy Inc.	401,364	96,395,592
NRG Energy Inc.	193,897	6,313,286
OGE Energy Corp.	160,974	4,887,171
Otter Tail Corp.	36,859	1,429,761
Pinnacle West Capital Corp.	92,315	6,765,766
PNM Resources Inc.	64,182	2,467,156
Portland General Electric Co.	71,305	2,981,262
PPL Corp.	628,874	16,250,104
Southern Co. (The)	868,483	45,030,844
Spark Energy Inc., Class A	13,364	94,484
Xcel Energy Inc.	433,256	27,078,500

		427,051,745

Electrical Equipment — 0.5%
Acuity Brands Inc.(b)	31,600	3,025,384
Allied Motion Technologies Inc.(b)	6,532	230,580
American Superconductor Corp.(a)(b)	7,889	64,138
AMETEK Inc.	187,623	16,767,867
Atkore International Group Inc.(a)	43,192	1,181,301
AZZ Inc.	21,247	729,197
Babcock & Wilcox Enterprises Inc.(a)(b)	15,560	35,477
Bloom Energy Corp., Class A(a)(b)	15,973	173,786
Broadwind Inc.(a)(b)	14,268	53,505
Capstone Turbine Corp.(a)	1,371	4,140
Eaton Corp. PLC	327,518	28,651,275
Emerson Electric Co.	489,202	30,345,200
Encore Wire Corp.	14,974	731,031
Energous Corp.(a)(b)	19,815	55,878
Energy Focus Inc.(a)(b)	1,425	9,861
EnerSys	35,397	2,278,859
Espey Manufacturing & Electronics Corp.	612	10,600
FuelCell Energy Inc.(a)(b)	182,079	411,499
Generac Holdings Inc.(a)	50,618	6,171,853
GrafTech International Ltd.	37,940	302,761
Hubbell Inc.	46,409	5,817,832
Ideal Power Inc.(a)(b)	636	4,153
LSI Industries Inc.	20,922	135,365
nVent Electric PLC	137,768	2,580,395
Ocean Power Technologies Inc.(a)	15	11
Orion Energy Systems Inc.(a)(b)	21,855	75,618
Pioneer Power Solutions Inc.(a)	6,408	11,278
Plug Power Inc.(a)(b)	269,106	2,209,360
Powell Industries Inc.	7,125	195,154
Preformed Line Products Co.	650	32,506
Regal Beloit Corp.	35,811	3,127,017
Rockwell Automation Inc.	94,578	20,145,114
Sensata Technologies Holding PLC(a)	130,644	4,863,876
Servotronics Inc.	113	859
Sunrun Inc.(a)	61,855	1,219,781

11

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Sunworks Inc.(a)	1,820	$1,110
Thermon Group Holdings Inc.(a)	22,479	327,519
TPI Composites Inc.(a)	37,347	872,799
Ultralife Corp.(a)(b)	7,406	51,916
Vicor Corp.(a)(b)	13,817	994,133
Vivint Solar Inc.(a)(b)	23,907	236,679

		134,136,667

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	6,387	21,971
Airgain Inc.(a)(b)	34,799	373,741
Akoustis Technologies Inc.(a)(b)	41,425	343,413
Amphenol Corp., Class A	242,035	23,189,373
Applied DNA Sciences Inc.(a)(b)	366	2,954
Arlo Technologies Inc.(a)	43,921	113,316
Arrow Electronics Inc.(a)	67,317	4,624,005
Avnet Inc.	85,013	2,370,588
Badger Meter Inc.	21,791	1,371,090
Bel Fuse Inc., Class A	246	2,455
Bel Fuse Inc., Class B, NVS	7,185	77,095
Belden Inc.(b)	35,228	1,146,671
Benchmark Electronics Inc.	36,787	794,599
CDW Corp./DE	117,856	13,692,510
Cemtrex Inc.(a)	788	1,292
ClearSign Technologies Corp.(a)	2,687	5,589
Coda Octopus Group Inc.(a)(b)	35,376	182,186
Cognex Corp.	138,182	8,252,229
Coherent Inc.(a)(b)	20,692	2,710,238
Corning Inc.	621,294	16,091,515
CPS Technologies Corp.(a)(b)	6,985	16,904
CTS Corp.	22,492	450,740
Daktronics Inc.	29,038	126,315
Data I/O Corp.(a)(b)	6,901	23,256
Digital Ally Inc.(a)	889	2,791
Dolby Laboratories Inc., Class A	51,862	3,416,150
Electro-Sensors Inc.(a)	222	773
ePlus Inc.(a)	14,514	1,025,850
Fabrinet(a)	28,828	1,799,444
FARO Technologies Inc.(a)	14,246	763,586
Fitbit Inc., Class A(a)(b)	171,316	1,106,701
FLIR Systems Inc.	107,792	4,373,121
Frequency Electronics Inc.(a)	6,901	60,453
Identiv Inc.(a)(b)	8,060	41,106
IEC Electronics Corp.(a)(b)	7,408	71,339
II-VI Inc.(a)(b)	71,769	3,388,932
Image Sensing Systems Inc.(a)(b)	6,532	22,078
Insight Enterprises Inc.(a)	28,767	1,415,336
Intellicheck Inc.(a)(b)	7,053	53,250
IPG Photonics Corp.(a)(b)	28,909	4,636,715
Iteris Inc.(a)	21,392	101,719
Itron Inc.(a)	33,359	2,210,034
Jabil Inc.	115,355	3,700,588
Key Tronic Corp.(a)(b)	7,342	38,546
Keysight Technologies Inc.(a)	153,499	15,469,629
Kimball Electronics Inc.(a)	15,106	204,535
Knowles Corp.(a)	65,647	1,001,773
LGL Group Inc. (The)(a)	449	3,817
LightPath Technologies Inc., Class A(a)	8,010	26,753
Littelfuse Inc.	19,937	3,401,850
Luna Innovations Inc.(a)(b)	28,193	164,647
Methode Electronics Inc.	28,942	904,727

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
MicroVision Inc.(a)(b)	36,750	$49,980
MICT Inc.(a)(b)	4,533	6,709
MTS Systems Corp.	14,124	248,441
Napco Security Technologies Inc.(a)(b)	8,033	187,892
National Instruments Corp.	93,978	3,637,888
Neonode Inc.(a)(b)	2,003	17,006
nLight Inc.(a)(b)	30,991	689,860
Novanta Inc.(a)	28,150	3,005,576
Orbital Energy Group Inc.(a)(b)	14,735	9,136
OSI Systems Inc.(a)	14,344	1,070,636
PAR Technology Corp.(a)(b)	7,476	223,757
Perceptron Inc.(a)	7,256	24,017
Plexus Corp.(a)(b)	20,342	1,435,332
Powerfleet Inc.(a)	7,917	36,577
Research Frontiers Inc.(a)(b)	14,531	58,996
RF Industries Ltd.	6,908	32,191
Richardson Electronics Ltd.	7,879	31,831
Rogers Corp.(a)	14,527	1,810,064
Sanmina Corp.(a)	64,773	1,621,916
ScanSource Inc.(a)	21,436	516,393
Schmitt Industries Inc.(a)	498	1,738
SigmaTron International Inc.(a)	6,372	21,283
Superconductor Technologies Inc.(a)	30	11
SYNNEX Corp.	33,465	4,008,103
Taitron Components Inc., Class A	800	2,080
TE Connectivity Ltd.	272,804	22,247,166
Tech Data Corp.(a)	28,732	4,163,267
Trimble Inc.(a)	200,699	8,668,190
TTM Technologies Inc.(a)(b)	78,198	927,428
Universal Security Instruments Inc.(a)	622	494
Vishay Intertechnology Inc.	101,659	1,552,333
Vishay Precision Group Inc.(a)	7,950	195,411
Wayside Technology Group Inc.	830	21,331
Wireless Telecom Group Inc.(a)(b)	14,193	14,092
Zebra Technologies Corp., Class A(a)	44,264	11,329,371

		193,256,784

Energy Equipment & Services — 0.2%
Archrock Inc.	108,018	701,037
Aspen Aerogels Inc.(a)	14,140	93,041
Baker Hughes Co.	527,238	8,114,193
Cactus Inc., Class A	36,051	743,732
ChampionX Corp.(a)	119,149	1,162,894
Core Laboratories NV(b)	35,730	726,034
Covia Holdings Corp.(a)(b)	84,054	40,346
Dawson Geophysical Co.(a)(b)	37,413	53,875
DMC Global Inc.	12,134	334,898
Dril-Quip Inc.(a)	27,157	809,007
ENGlobal Corp.(a)(b)	13,736	14,148
Enservco Corp.(a)(b)	21,002	3,623
Exterran Corp.(a)	41,688	224,698
Forum Energy Technologies Inc.(a)(b)	92,013	48,592
Frank’s International NV(a)	58,803	131,131
FTS International Inc.(a)(b)	1,147	7,914
Geospace Technologies Corp.(a)	13,567	102,024
Gulf Island Fabrication Inc.(a)(b)	8,094	24,849
Halliburton Co.	740,459	9,611,158
Helix Energy Solutions Group Inc.(a)(b)	109,501	379,968
Helmerich & Payne Inc.	85,924	1,676,377
Hi-Crush Inc.(a)	222,267	33,740
Independence Contract Drilling Inc.(a)	1,050	4,084

12

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
ION Geophysical Corp.(a)(b)	7,167	$16,771
KLX Energy Services Holdings Inc.(a)(b)	16,177	34,781
Liberty Oilfield Services Inc., Class A	30,828	168,937
Mammoth Energy Services Inc.(b)	21,581	25,466
Matrix Service Co.(a)	21,426	208,261
Mitcham Industries Inc.(a)	7,863	12,581
Nabors Industries Ltd.	4,712	174,438
National Oilwell Varco Inc.	307,700	3,769,325
Natural Gas Services Group Inc.(a)(b)	17	107
NCS Multistage Holdings Inc.(a)(b)	86,912	50,253
Newpark Resources Inc.(a)	71,240	158,865
NexTier Oilfield Solutions Inc.(a)	131,922	323,209
Nine Energy Service Inc.(a)(b)	13,122	25,588
Noble Corp. PLC(a)(b)	201,601	64,734
Oceaneering International Inc.(a)	86,507	552,780
Oil States International Inc.(a)(b)	55,542	263,824
Patterson-UTI Energy Inc.(b)	177,493	615,901
Profire Energy Inc.(a)(b)	22,277	18,559
ProPetro Holding Corp.(a)	66,268	340,617
Quintana Energy Services Inc.(a)(b)	6,032	6,005
Ranger Energy Services Inc.(a)(b)	3,858	11,381
RigNet Inc.(a)(b)	7,968	17,131
RPC Inc.	38,765	119,396
Schlumberger Ltd.	1,148,210	21,115,582
SEACOR Holdings Inc.(a)	14,987	424,432
SEACOR Marine Holdings Inc.(a)(b)	36,434	92,907
Select Energy Services Inc., Class A(a)(b)	43,916	215,188
Smart Sand Inc.(a)(b)	112,112	117,718
Solaris Oilfield Infrastructure Inc., Class A	28,482	211,336
Superior Drilling Products Inc.(a)(b)	7,049	5,244
TechnipFMC PLC	338,848	2,317,720
TETRA Technologies Inc.(a)(b)	71,657	38,301
Tidewater Inc.(a)(b)	26,509	148,185
Transocean Ltd.(a)(b)	471,420	862,699
U.S. Silica Holdings Inc.	51,314	185,244
U.S. Well Services Inc.(a)	51,114	24,918
Valaris PLC(a)(b)	158,653	103,426

		57,883,173

Entertainment — 1.8%
Activision Blizzard Inc.	633,777	48,103,674
AMC Entertainment Holdings Inc., Class A(b)	45,823	196,581
Ballantyne Strong Inc.(a)(b)	8,001	13,122
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	20,785
Cinedigm Corp., Class A(a)	7,310	13,962
Cinemark Holdings Inc.	86,007	993,381
Electronic Arts Inc.(a)	235,298	31,071,101
Gaia Inc.(a)(b)	14,276	119,633
Global Eagle Entertainment Inc.(a)(b)	1,470	6,968
Glu Mobile Inc.(a)	92,798	860,237
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	15,879	318,850
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	28,221	557,083
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	28,787	840,005
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	163,524	5,185,346
Lions Gate Entertainment Corp., Class A(a)	45,963	340,586
Lions Gate Entertainment Corp., Class B, NVS(a)	86,702	592,175
Live Nation Entertainment Inc.(a)(b)	114,792	5,088,729
LiveXLive Media Inc.(a)(b)	74,676	270,327
Madison Square Garden Entertainment Corp.(a)	13,980	1,048,500

Security	Shares	Value

Entertainment (continued)
Madison Square Garden Sports Corp.(a)(b)	13,998	$2,056,166
Marcus Corp. (The)	14,440	191,619
Netflix Inc.(a)	360,103	163,861,269
NTN Buzztime Inc.(a)	331	728
Reading International Inc., Class A, NVS(a)(b)	14,116	59,993
Roku Inc.(a)(b)	74,178	8,643,962
Sciplay Corp.(a)(b)	13,165	195,237
Take-Two Interactive Software Inc.(a)	91,880	12,823,692
Walt Disney Co. (The)	1,478,944	164,917,045
Warner Music Group Corp., Class A(a)(b)	63,049	1,859,945
World Wrestling Entertainment Inc., Class A	36,875	1,602,219
Zynga Inc., Class A(a)(b)	804,007	7,670,227

		459,523,147

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	66,274	860,237
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	45,026	2,958,658
Alexander & Baldwin Inc.	50,268	612,767
Alexander’s Inc.	1,605	386,645
Alexandria Real Estate Equities Inc.	103,323	16,764,157
American Assets Trust Inc.	34,018	947,061
American Campus Communities Inc.	108,559	3,795,223
American Finance Trust Inc.	86,507	686,433
American Homes 4 Rent, Class A	220,049	5,919,318
American Tower Corp.	363,279	93,922,153
Americold Realty Trust	165,508	6,007,940
Apartment Investment & Management Co., Class A	121,904	4,588,467
Apple Hospitality REIT Inc.	189,178	1,827,460
Armada Hoffler Properties Inc.	50,996	507,410
Ashford Hospitality Trust Inc.	63,639	45,986
AvalonBay Communities Inc.	116,983	18,090,251
Bluerock Residential Growth REIT Inc.	14,391	116,279
Boston Properties Inc.	117,302	10,601,755
Braemar Hotels & Resorts Inc.	16,057	45,923
Brandywine Realty Trust	136,797	1,489,719
Brixmor Property Group Inc.	239,403	3,069,146
BRT Apartments Corp.	7,139	77,244
Camden Property Trust	79,141	7,219,242
CareTrust REIT Inc.	76,255	1,308,536
CatchMark Timber Trust Inc., Class A	29,014	256,774
CBL & Associates Properties Inc.(a)(b)	78,404	21,373
Cedar Realty Trust Inc.	49,211	48,719
Chatham Lodging Trust	21,716	132,902
CIM Commercial Trust Corp.	1,414	15,243
City Office REIT Inc.	50,722	510,263
Clipper Realty Inc.	34,799	281,872
Colony Capital Inc.	395,446	949,070
Columbia Property Trust Inc.	100,089	1,315,169
Community Healthcare Trust Inc.	15,926	651,373
Condor Hospitality Trust Inc.	4,486	18,393
CoreCivic Inc.	107,542	1,006,593
CorEnergy Infrastructure Trust Inc.	7,818	71,535
CorePoint Lodging Inc.	33,845	142,487
CoreSite Realty Corp.	34,445	4,169,912
Corporate Office Properties Trust	86,261	2,185,854
Cousins Properties Inc.	117,140	3,494,286
Crown Castle International Corp.	342,571	57,329,257
CubeSmart	151,943	4,100,942
CyrusOne Inc.	98,150	7,140,413
DiamondRock Hospitality Co.	177,657	982,443

13

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust Inc.	219,695	$31,220,856
Diversified Healthcare Trust	193,496	856,220
Douglas Emmett Inc.	134,355	4,119,324
Duke Realty Corp.	297,426	10,525,906
Easterly Government Properties Inc.	55,426	1,281,449
EastGroup Properties Inc.	33,326	3,952,797
Empire State Realty Trust Inc., Class A	144,920	1,014,440
EPR Properties	64,917	2,150,700
Equinix Inc.	72,587	50,977,850
Equity Commonwealth	93,277	3,003,519
Equity LifeStyle Properties Inc.	147,128	9,192,557
Equity Residential	286,500	16,851,930
Essential Properties Realty Trust Inc.	61,354	910,493
Essex Property Trust Inc.	52,779	12,095,363
Extra Space Storage Inc.	107,968	9,973,004
Farmland Partners Inc.	14,155	96,962
Federal Realty Investment Trust	56,503	4,814,621
First Industrial Realty Trust Inc.	104,867	4,031,088
Four Corners Property Trust Inc.	49,873	1,216,901
Franklin Street Properties Corp.	72,256	367,783
Front Yard Residential Corp.	43,115	375,101
Gaming and Leisure Properties Inc.	168,084	5,815,706
GEO Group Inc. (The)	107,488	1,271,583
Getty Realty Corp.	37,426	1,110,804
Gladstone Commercial Corp.	41,516	778,425
Gladstone Land Corp.	6,952	110,259
Global Medical REIT Inc.	42,808	485,015
Global Net Lease Inc.	64,775	1,083,686
Global Self Storage Inc.(b)	6,870	26,930
Healthcare Realty Trust Inc.	113,422	3,322,130
Healthcare Trust of America Inc., Class A	182,063	4,828,311
Healthpeak Properties Inc.	440,723	12,146,326
Hersha Hospitality Trust	34,427	198,300
Highwoods Properties Inc.	86,048	3,212,172
Host Hotels & Resorts Inc.	590,702	6,373,675
Hudson Pacific Properties Inc.	121,450	3,055,682
Independence Realty Trust Inc.	85,020	976,880
Industrial Logistics Properties Trust	41,685	856,627
Innovative Industrial Properties Inc.	13,603	1,197,336
Investors Real Estate Trust	8,117	572,167
Invitation Homes Inc.	442,512	12,182,355
Iron Mountain Inc.	235,159	6,137,650
iStar Inc.	52,505	646,862
JBG SMITH Properties	94,204	2,785,612
Jernigan Capital Inc.	29,649	405,598
Kilroy Realty Corp.	86,682	5,088,233
Kimco Realty Corp.	370,413	4,756,103
Kite Realty Group Trust	78,976	911,383
Lamar Advertising Co., Class A	71,241	4,756,049
Lexington Realty Trust	210,876	2,224,742
Life Storage Inc.	37,143	3,526,728
LTC Properties Inc.	29,292	1,103,430
Macerich Co. (The)(b)	88,078	790,060
Mack-Cali Realty Corp.	71,972	1,100,452
Medical Properties Trust Inc.	424,549	7,981,521
Mid-America Apartment Communities Inc.	93,228	10,690,455
Monmouth Real Estate Investment Corp.	95,124	1,378,347
National Health Investors Inc.	35,282	2,142,323
National Retail Properties Inc.	140,950	5,000,906
National Storage Affiliates Trust	58,140	1,666,292

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
New Senior Investment Group Inc.	49,209	$178,137
NexPoint Residential Trust Inc.	15,044	531,805
Office Properties Income Trust	33,827	878,487
Omega Healthcare Investors Inc.	187,380	5,570,807
One Liberty Properties Inc.	13,531	238,416
Outfront Media Inc.	112,015	1,587,253
Paramount Group Inc.	151,968	1,171,673
Park Hotels & Resorts Inc.	193,157	1,910,323
Pebblebrook Hotel Trust(b)	106,186	1,450,501
Pennsylvania REIT(b)	58,738	79,884
Physicians Realty Trust	179,878	3,151,463
Piedmont Office Realty Trust Inc., Class A	115,007	1,910,266
Plymouth Industrial REIT Inc.	29,238	374,246
Postal Realty Trust Inc., Class A	3,804	60,674
PotlatchDeltic Corp.	51,268	1,949,722
Power REIT(a)	239	6,871
Preferred Apartment Communities Inc., Class A	43,816	333,002
Prologis Inc.	607,301	56,679,402
PS Business Parks Inc.	16,923	2,240,605
Public Storage	122,315	23,471,025
QTS Realty Trust Inc., Class A(b)	47,535	3,046,518
Rayonier Inc.	116,681	2,892,522
Realty Income Corp.	279,675	16,640,663
Regency Centers Corp.	135,263	6,207,219
Retail Opportunity Investments Corp.	97,776	1,107,802
Retail Properties of America Inc., Class A	186,491	1,365,114
Retail Value Inc.	15,568	192,420
Rexford Industrial Realty Inc.	96,919	4,015,354
RLJ Lodging Trust(b)	136,401	1,287,625
RPT Realty	46,219	321,684
Ryman Hospitality Properties Inc.	42,704	1,477,558
Sabra Health Care REIT Inc.	157,392	2,271,167
Safehold Inc.	10,026	576,395
Saul Centers Inc.	7,844	253,126
SBA Communications Corp.	91,781	27,343,396
Seritage Growth Properties, Class A(a)(b)	20,657	235,490
Service Properties Trust	129,776	920,112
Simon Property Group Inc.	250,464	17,126,728
SITE Centers Corp.	114,614	928,373
SL Green Realty Corp.	67,185	3,311,549
Sotherly Hotels Inc.	7,889	19,801
Spirit Realty Capital Inc.	81,884	2,854,476
STAG Industrial Inc.	121,240	3,554,757
STORE Capital Corp.	193,210	4,600,330
Summit Hotel Properties Inc.	80,788	479,073
Sun Communities Inc.	80,738	10,954,532
Sunstone Hotel Investors Inc.	172,069	1,402,362
Tanger Factory Outlet Centers Inc.(b)	76,365	544,482
Taubman Centers Inc.	51,808	1,956,270
Terreno Realty Corp.	54,857	2,887,673
UDR Inc.	245,987	9,194,994
UMH Properties Inc.	24,178	312,622
Uniti Group Inc.	151,785	1,419,190
Universal Health Realty Income Trust	10,380	825,106
Urban Edge Properties	91,492	1,086,010
Urstadt Biddle Properties Inc., Class A	11,443	135,943
Ventas Inc.	306,107	11,209,638
VEREIT Inc.	906,574	5,829,271
VICI Properties Inc.	381,204	7,696,509
Vornado Realty Trust	129,436	4,945,750

14

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Washington Prime Group Inc.(b)	192,436	$161,800
Washington REIT(b)	79,739	1,770,206
Weingarten Realty Investors	109,538	2,073,554
Welltower Inc.	341,829	17,689,651
Weyerhaeuser Co.	602,615	13,534,733
Wheeler Real Estate Investment Trust Inc.(a)	736	1,288
Whitestone REIT	21,224	154,298
WP Carey Inc.	141,999	9,606,232
Xenia Hotels & Resorts Inc.	86,098	803,294

		871,400,337

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	21,334	293,556
BJ’s Wholesale Club Holdings Inc.(a)	105,896	3,946,744
Casey’s General Stores Inc.	30,738	4,595,946
Chefs’ Warehouse Inc. (The)(a)	14,441	196,109
Costco Wholesale Corp.	361,038	109,470,332
Grocery Outlet Holding Corp.(a)(b)	51,126	2,085,941
HF Foods Group Inc.(a)(b)	26,805	242,585
Ingles Markets Inc., Class A	15,541	669,351
Kroger Co. (The)	643,722	21,789,990
Performance Food Group Co.(a)	118,222	3,444,989
PriceSmart Inc.	15,389	928,418
Rite Aid Corp.(a)(b)	37,814	645,107
SpartanNash Co.	41,406	879,877
Sprouts Farmers Market Inc.(a)	94,764	2,425,011
Sysco Corp.	419,591	22,934,844
U.S. Foods Holding Corp.(a)	173,662	3,424,614
United Natural Foods Inc.(a)	34,329	625,131
Village Super Market Inc., Class A	6,612	183,285
Walmart Inc.	1,157,830	138,684,877
Walgreens Boots Alliance Inc.	603,333	25,575,286
Weis Markets Inc.	13,119	657,524

		343,699,517

Food Products — 1.1%
Alico Inc.	649	20,223
Amergent Hospitality Group Inc., NVS	1,017	34
Arcadia Biosciences Inc.(a)	219	823
Archer-Daniels-Midland Co.	454,737	18,144,006
B&G Foods Inc.	49,323	1,202,495
Beyond Meat Inc.(a)(b)	8,111	1,086,712
Bridgford Foods Corp.(a)(b)	641	10,615
Bunge Ltd.	115,732	4,760,057
Calavo Growers Inc.(b)	15,788	993,223
Cal-Maine Foods Inc.(a)	27,893	1,240,681
Campbell Soup Co.	137,755	6,836,781
Coffee Holding Co. Inc.(a)	6,989	20,827
Conagra Brands Inc.	394,147	13,862,150
Darling Ingredients Inc.(a)	129,545	3,189,398
Farmer Bros. Co.(a)	13	95
Flowers Foods Inc.	163,559	3,657,179
Fresh Del Monte Produce Inc.(b)	25,916	638,052
Freshpet Inc.(a)(b)	31,598	2,643,489
General Mills Inc.	494,212	30,468,170
Hain Celestial Group Inc. (The)(a)(b)	72,159	2,273,730
Hershey Co. (The)	120,980	15,681,428
Hormel Foods Corp.	228,896	11,048,810
Hostess Brands Inc.(a)(b)	120,287	1,469,907
Ingredion Inc.	57,519	4,774,077
J&J Snack Foods Corp.	13,007	1,653,580

Security	Shares	Value

Food Products (continued)
JM Smucker Co. (The)	92,778	$9,816,840
John B Sanfilippo & Son Inc.	6,612	564,202
Kellogg Co.	208,586	13,779,191
Kraft Heinz Co. (The)	508,197	16,206,402
Lamb Weston Holdings Inc.	117,479	7,510,432
Lancaster Colony Corp.	16,708	2,589,573
Landec Corp.(a)(b)	21,481	170,989
Lifeway Foods Inc.(a)	6,399	14,718
Limoneira Co.	7,867	113,993
McCormick & Co. Inc./MD, NVS	102,470	18,384,143
Mondelez International Inc., Class A	1,167,838	59,711,557
Pilgrim’s Pride Corp.(a)	47,870	808,524
Post Holdings Inc.(a)	49,680	4,352,962
RiceBran Technologies(a)	7,074	5,857
Rocky Mountain Chocolate Factory Inc.	6,359	27,026
S&W Seed Co.(a)	8,116	18,504
Sanderson Farms Inc.	15,036	1,742,522
Seaboard Corp.	183	536,889
Seneca Foods Corp., Class A(a)	6,492	219,494
Seneca Foods Corp., Class B(a)	117	3,861
Simply Good Foods Co. (The)(a)	67,679	1,257,476
Tootsie Roll Industries Inc.	20,954	718,094
TreeHouse Foods Inc.(a)(b)	43,343	1,898,423
Tyson Foods Inc., Class A	238,955	14,268,003

		280,396,217

Gas Utilities — 0.1%
Atmos Energy Corp.	98,432	9,801,858
Chesapeake Utilities Corp.	13,814	1,160,376
National Fuel Gas Co.	71,188	2,984,913
New Jersey Resources Corp.	72,603	2,370,488
Northwest Natural Holding Co.	26,171	1,460,080
ONE Gas Inc.	42,541	3,277,784
RGC Resources Inc.	1,246	30,116
South Jersey Industries Inc.	71,093	1,776,614
Southwest Gas Holdings Inc.	44,214	3,052,977
Spire Inc.	41,439	2,722,957
UGI Corp.	170,329	5,416,462

		34,054,625

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,446,292	132,234,478
ABIOMED Inc.(a)(b)	36,589	8,838,439
Accelerate Diagnostics Inc.(a)(b)	22,404	339,645
Accuray Inc.(a)(b)	64,029	129,979
Aethlon Medical Inc.(a)(b)	415	842
Akers Biosciences Inc.(a)	3	10
Align Technology Inc.(a)	58,938	16,174,945
Alphatec Holdings Inc.(a)	6,412	30,136
AngioDynamics Inc.(a)	21,442	218,065
Antares Pharma Inc.(a)(b)	114,721	315,483
Apollo Endosurgery Inc.(a)(b)	72	117
Apyx Medical Corp.(a)(b)	21,403	118,787
Aspira Women’s Health Inc.(a)(b)	20,919	80,329
AtriCure Inc.(a)	37,879	1,702,661
Atrion Corp.	1,031	656,757
Avanos Medical Inc.(a)	39,868	1,171,720
Avinger Inc.(a)(b)	8	2
Axogen Inc.(a)(b)	34,824	321,774
Axonics Modulation Technologies Inc.(a)	22,285	782,426
Baxter International Inc.	416,594	35,868,743

15

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	241,588	$57,804,761
Beyond Air Inc.(a)(b)	8,292	60,117
Biolase Inc.(a)(b)	6,986	3,234
BioLife Solutions Inc.(a)(b)	7,281	119,044
Biomerica Inc.(a)(b)	6,133	44,464
Boston Scientific Corp.(a)	1,169,793	41,071,432
Cantel Medical Corp.	28,568	1,263,563
Cardiovascular Systems Inc.(a)	24,705	779,443
Cerus Corp.(a)(b)	170,518	1,125,419
Chembio Diagnostics Inc.(a)(b)	7,088	23,036
ClearPoint Neuro Inc.(a)	8,033	28,838
Co-Diagnostics Inc.(a)(b)	27,497	532,067
Conformis Inc.(a)(b)	45,066	36,954
CONMED Corp.	21,261	1,530,579
Cooper Companies Inc. (The)	40,584	11,511,246
CryoLife Inc.(a)(b)	42,760	819,709
CryoPort Inc.(a)(b)	39,630	1,198,807
Cutera Inc.(a)	8,110	98,699
CytoSorbents Corp.(a)(b)	14,190	140,481
Danaher Corp.	515,958	91,236,853
Dare Bioscience Inc.(a)(b)	643	636
Dentsply Sirona Inc.	183,847	8,100,299
DexCom Inc.(a)(b)	76,256	30,914,182
Edwards Lifesciences Corp.(a)(b)	507,375	35,064,686
Ekso Bionics Holdings Inc.(a)(b)	13,413	112,669
ElectroCore Inc.(a)(b)	13,293	10,929
Electromed Inc.(a)(b)	6,359	97,865
Endologix Inc.(a)(b)	5,978	4,806
Envista Holdings Corp.(a)(b)	129,184	2,724,491
FONAR Corp.(a)	6,534	139,632
GenMark Diagnostics Inc.(a)	36,905	542,872
Glaukos Corp.(a)(b)	33,761	1,297,098
Globus Medical Inc., Class A(a)	57,859	2,760,453
Haemonetics Corp.(a)	41,675	3,732,413
Helius Medical Technologies Inc.(a)(b)	65,634	28,006
Heska Corp.(a)(b)	6,804	633,929
Hill-Rom Holdings Inc.	55,989	6,146,472
Hologic Inc.(a)	215,982	12,310,974
ICU Medical Inc.(a)	16,298	3,003,884
IDEXX Laboratories Inc.(a)	69,880	23,071,581
Inogen Inc.(a)	14,558	517,100
Insulet Corp.(a)(b)	54,000	10,490,040
Integer Holdings Corp.(a)	29,094	2,125,317
Integra LifeSciences Holdings Corp.(a)(b)	56,740	2,666,213
IntriCon Corp.(a)(b)	6,537	88,380
Intuitive Surgical Inc.(a)	95,482	54,408,508
Invacare Corp.	21,842	139,133
InVivo Therapeutics Holdings Corp.(a)	16	25
iRadimed Corp.(a)(b)	6,305	146,339
iRhythm Technologies Inc.(a)(b)	20,942	2,426,968
IRIDEX Corp.(a)	7,000	14,840
Kewaunee Scientific Corp.	262	2,434
Lantheus Holdings Inc.(a)	55,055	787,292
LeMaitre Vascular Inc.	7,944	209,722
LivaNova PLC(a)	40,806	1,963,993
Masimo Corp.(a)	40,697	9,278,509
Medtronic PLC	1,096,288	100,529,610
Meridian Bioscience Inc.(a)	29,676	691,154
Merit Medical Systems Inc.(a)	43,126	1,968,702
Mesa Laboratories Inc.	4,426	959,557

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Microbot Medical Inc.(a)	17	$117
Milestone Scientific Inc.(a)(b)	7,910	15,424
Misonix Inc.(a)	6,496	88,151
Motus GI Holdings Inc.(a)(b)	8,231	10,783
Natus Medical Inc.(a)	27,922	609,258
Neogen Corp.(a)	44,332	3,440,163
NeuroMetrix Inc.(a)	10	21
Neuronetics Inc.(a)(b)	28,000	54,040
Nevro Corp.(a)(b)	28,461	3,400,236
NuVasive Inc.(a)	41,612	2,316,124
OraSure Technologies Inc.(a)	43,281	503,358
Orthofix Medical Inc.(a)	14,407	461,024
OrthoPediatrics Corp.(a)(b)	11,994	524,857
PAVmed Inc.(a)(b)	15,554	32,819
Penumbra Inc.(a)(b)	27,157	4,856,215
Predictive Oncology Inc.(a)	6	10
Pro-Dex Inc.(a)(b)	613	10,924
Pulse Biosciences Inc.(a)(b)	26,445	276,615
Quidel Corp.(a)	31,211	6,983,149
Repro-Med Systems Inc.(a)(b)	13,574	121,894
ResMed Inc.	119,010	22,849,920
Retractable Technologies Inc.(a)(b)	7,963	55,900
Rockwell Medical Inc.(a)(b)	49,901	97,307
RTI Surgical Holdings Inc.(a)	43,975	139,840
SeaSpine Holdings Corp.(a)	7,159	74,955
Second Sight Medical Products Inc.(a)(b)	4,769	4,672
Senseonics Holdings Inc.(a)(b)	92,248	35,977
Sensus Healthcare Inc.(a)(b)	59,085	182,573
Shockwave Medical Inc.(a)	4,621	218,897
SI-BONE Inc.(a)	26,180	417,309
Sientra Inc.(a)(b)	26,695	103,310
Silk Road Medical Inc.(a)(b)	9,916	415,381
SiNtx Technologies Inc.(a)	13	25
SmileDirectClub Inc.(a)(b)	47,120	372,248
Soliton Inc.(a)(b)	810	6,302
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)(b)	21,710	1,336,033
Stereotaxis Inc.(a)(b)	26,241	117,035
Steris PLC	69,363	10,643,059
Strata Skin Sciences Inc.(a)	1,191	1,370
Stryker Corp.	265,124	47,772,694
Surmodics Inc.(a)	8,269	357,552
Tactile Systems Technology Inc.(a)(b)	14,072	583,003
Tandem Diabetes Care Inc.(a)	47,365	4,685,346
Tela Bio Inc.(a)(b)	3,109	40,293
Teleflex Inc.	38,716	14,091,850
ThermoGenesis Holdings Inc.(a)	27	150
TransEnterix Inc.(a)(b)	15,898	8,601
TransMedics Group Inc.(a)	2,260	40,499
Utah Medical Products Inc.	1,035	91,722
Vapotherm Inc.(a)(b)	22,579	925,513
Varex Imaging Corp.(a)	29,615	448,667
Varian Medical Systems Inc.(a)(b)	73,701	9,029,846
Venus Concept Inc.(a)(b)	11,963	41,751
ViewRay Inc.(a)(b)	64,252	143,924
VolitionRx Ltd.(a)(b)	7,902	30,739
West Pharmaceutical Services Inc.	59,688	13,559,323
Wright Medical Group NV(a)(b)	112,690	3,349,147
Xtant Medical Holdings Inc.(a)	120	108
Zimmer Biomet Holdings Inc.	170,255	20,321,637

16

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zosano Pharma Corp.(a)	202	$173
Zynex Inc.(a)	7,109	176,801

		905,002,432

Health Care Providers & Services — 2.6%
1Life Healthcare Inc.(a)	16,520	600,006
Acadia Healthcare Co. Inc.(a)(b)	71,235	1,789,423
Addus HomeCare Corp.(a)	12,681	1,173,753
Amedisys Inc.(a)(b)	26,808	5,322,460
American Renal Associates Holdings Inc.(a)(b)	7,034	45,862
American Shared Hospital Services(a)	709	1,517
AmerisourceBergen Corp.	119,259	12,017,729
AMN Healthcare Services Inc.(a)	36,368	1,645,288
Anthem Inc.	205,962	54,163,887
Apollo Medical Holdings Inc.(a)	23,091	381,001
Avalon GloboCare Corp.(a)(b)	18,607	35,353
BioTelemetry Inc.(a)	28,168	1,272,912
Brookdale Senior Living Inc.(a)(b)	178,879	527,693
Capital Senior Living Corp.(a)(b)	21,589	15,328
Cardinal Health Inc.	235,129	12,271,382
Centene Corp.(a)	474,681	30,165,978
Chemed Corp.	12,941	5,837,297
Cigna Corp.(a)	302,115	56,691,880
Community Health Systems Inc.(a)(b)	86,414	260,106
CorVel Corp.(a)	7,333	519,836
Covetrus Inc.(a)(b)	76,249	1,364,095
Cross Country Healthcare Inc.(a)	27,916	171,963
CVS Health Corp.	1,070,226	69,532,583
CynergisTek Inc./DE(a)	6,665	9,731
DaVita Inc.(a)	72,665	5,750,708
Digirad Corp.(a)(b)	1,268	3,550
Encompass Health Corp.	80,509	4,985,922
Ensign Group Inc. (The)	38,614	1,615,996
Enzo Biochem Inc.(a)(b)	29,644	66,403
Exagen Inc.(a)(b)	3,925	48,709
Five Star Senior Living Inc.(a)(b)	13,397	52,248
Fulgent Genetics Inc.(a)(b)	8,365	133,840
Genesis Healthcare Inc.(a)(b)	20,953	14,460
Guardant Health Inc.(a)(b)	42,671	3,461,898
Hanger Inc.(a)	29,712	492,031
HCA Healthcare Inc.	216,369	21,000,775
HealthEquity Inc.(a)	55,662	3,265,690
Henry Schein Inc.(a)(b)	115,186	6,725,711
Humana Inc.	108,084	41,909,571
InfuSystem Holdings Inc.(a)(b)	14,284	164,837
Interpace Biosciences Inc.(a)	27	126
Joint Corp. (The)(a)(b)	6,976	106,524
Laboratory Corp. of America Holdings(a)	79,738	13,245,279
LHC Group Inc.(a)	26,071	4,544,697
Magellan Health Inc.(a)	20,953	1,529,150
McKesson Corp.	131,657	20,198,817
MEDNAX Inc.(a)(b)	72,341	1,237,031
Molina Healthcare Inc.(a)	47,423	8,440,346
National HealthCare Corp.	7,607	482,588
National Research Corp.	7,353	428,018
Option Care Health Inc.(a)(b)	35,770	496,488
Patterson Companies Inc.	72,812	1,601,864
Pennant Group Inc. (The)(a)	19,488	440,429
PetIQ Inc.(a)(b)	16,142	562,387
Premier Inc., Class A(a)	50,961	1,746,943
Progyny Inc.(a)	8,015	206,867

Security	Shares	Value

Health Care Providers & Services (continued)
Providence Service Corp. (The)(a)	7,920	$624,967
Psychemedics Corp.	6,383	35,106
Quest Diagnostics Inc.	109,912	12,525,572
R1 RCM Inc.(a)	72,898	812,813
RadNet Inc.(a)	24,288	385,451
Regional Health Properties Inc.(a)(b)	885	1,230
Select Medical Holdings Corp.(a)	81,705	1,203,515
Sharps Compliance Corp.(a)(b)	7,820	54,975
Surgery Partners Inc.(a)(b)	28,021	324,203
Tenet Healthcare Corp.(a)	90,064	1,631,059
Tivity Health Inc.(a)	45,200	512,116
Triple-S Management Corp., Class B(a)	21,691	412,563
U.S. Physical Therapy Inc.	8,879	719,377
UnitedHealth Group Inc.	776,518	229,033,984
Universal Health Services Inc., Class B	62,259	5,783,238

		654,837,135

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	144,235	976,471
Castlight Health Inc., Class B(a)(b)	35,080	29,116
Cerner Corp.	249,199	17,082,591
Change Healthcare Inc.(a)	179,301	2,008,171
Computer Programs & Systems Inc.	7,365	167,848
Evolent Health Inc., Class A(a)(b)	67,232	478,692
Health Catalyst Inc.(a)(b)	12,725	371,188
HealthStream Inc.(a)	20,818	460,702
HMS Holdings Corp.(a)(b)	66,046	2,139,230
HTG Molecular Diagnostics Inc.(a)	6,376	4,591
Icad Inc.(a)(b)	8,050	80,419
Inovalon Holdings Inc., Class A(a)(b)	54,780	1,055,063
Inspire Medical Systems Inc.(a)(b)	14,733	1,282,066
Livongo Health Inc.(a)(b)	10,935	822,203
MTBC Inc.(a)(b)	5,072	42,047
NantHealth Inc.(a)(b)	18,194	83,329
NextGen Healthcare Inc.(a)	35,367	388,330
Omnicell Inc.(a)	34,313	2,423,184
Phreesia Inc.(a)	17,721	501,150
Schrodinger Inc.(a)(b)	11,087	1,015,237
SCWorx Corp.(a)(b)(c)	5,393	31,037
Simulations Plus Inc.(b)	7,348	439,557
Streamline Health Solutions Inc.(a)	15,315	20,369
Tabula Rasa HealthCare Inc.(a)(b)	22,054	1,207,015
Teladoc Health Inc.(a)(b)	61,675	11,770,057
Veeva Systems Inc., Class A(a)(b)	110,404	25,880,906
Vocera Communications Inc.(a)(b)	23,567	499,620

		71,260,189

Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment Inc.(a)(b)	49,766	479,247
Allied Esports Entertainment Inc.(a)(b)	5,915	12,481
Aramark	202,661	4,574,059
Ark Restaurants Corp.	295	3,658
BBQ Holdings Inc.(a)	7,329	24,002
Biglari Holdings Inc., Class A(a)(b)	19	6,365
Biglari Holdings Inc., Class B, NVS(a)(b)	199	13,727
BJ’s Restaurants Inc.	20,806	435,678
Bloomin’ Brands Inc.	70,260	748,972
Bowl America Inc., Class A	686	6,454
Boyd Gaming Corp.	63,260	1,322,134
Brinker International Inc.	45,575	1,093,800
Caesars Entertainment Corp.(a)(b)	448,444	5,439,626

17

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Canterbury Park Holding Corp.	598	$6,428
Carnival Corp.(b)	379,767	6,235,774
Carrols Restaurant Group Inc.(a)(b)	28,048	135,752
Century Casinos Inc.(a)(b)	15,052	62,466
Cheesecake Factory Inc. (The)(b)	35,792	820,353
Chipotle Mexican Grill Inc.(a)	21,104	22,209,005
Choice Hotels International Inc.(b)	28,518	2,250,070
Churchill Downs Inc.(b)	29,050	3,868,007
Chuy’s Holdings Inc.(a)(b)	14,127	210,210
Cracker Barrel Old Country Store Inc.	20,732	2,299,386
Darden Restaurants Inc.	107,016	8,108,602
Dave & Buster’s Entertainment Inc.	27,633	368,348
Del Taco Restaurants Inc.(a)(b)	21,366	126,700
Denny’s Corp.(a)(b)	64,073	647,137
Dine Brands Global Inc.	14,137	595,168
Domino’s Pizza Inc.	31,686	11,706,076
Dover Motorsports Inc.	14,162	21,951
DraftKings Inc., Class A(a)(b)	200,271	6,661,013
Drive Shack Inc.(a)	35,141	65,011
Dunkin’ Brands Group Inc.	64,470	4,205,378
El Pollo Loco Holdings Inc.(a)(b)	14,728	217,385
Eldorado Resorts Inc.(a)(b)	68,263	2,734,616
Everi Holdings Inc.(a)(b)	50,705	261,638
Extended Stay America Inc.(b)	157,911	1,767,024
Fiesta Restaurant Group Inc.(a)(b)	28,349	180,867
Flanigan’s Enterprises Inc.(a)(b)	198	2,911
Full House Resorts Inc.(a)(b)	4,630	6,158
Golden Entertainment Inc.(a)	30,365	270,856
Good Times Restaurants Inc.(a)	7,825	9,625
Hilton Grand Vacations Inc.(a)(b)	74,217	1,450,942
Hilton Worldwide Holdings Inc.	227,021	16,674,692
Hyatt Hotels Corp., Class A	25,792	1,297,080
Inspired Entertainment Inc.(a)(b)	66,636	193,244
J Alexander’s Holdings Inc.(a)(b)	13,654	67,178
Jack in the Box Inc.	20,485	1,517,734
Kura Sushi USA Inc., Class A(a)(b)	2,417	34,515
Las Vegas Sands Corp.	276,974	12,613,396
Lindblad Expeditions Holdings Inc.(a)(b)	14,337	110,682
Luby’s Inc.(a)	15,024	21,785
Marriott International Inc./MD, Class A	222,663	19,088,899
Marriott Vacations Worldwide Corp.	29,974	2,464,162
McDonald’s Corp.	608,814	112,307,919
MGM Resorts International	399,352	6,709,114
Monarch Casino & Resort Inc.(a)	7,130	242,990
Nathan’s Famous Inc.	709	39,874
Noodles & Co.(a)(b)	14,714	89,020
Norwegian Cruise Line Holdings Ltd.(a)(b)	204,398	3,358,259
ONE Group Hospitality Inc. (The)(a)(b)	13,709	22,346
Papa John’s International Inc.	15,665	1,243,958
Penn National Gaming Inc.(a)(b)	108,334	3,308,520
Planet Fitness Inc., Class A(a)(b)	66,997	4,058,008
Playa Hotels & Resorts NV(a)(b)	58,476	211,683
PlayAGS Inc.(a)	19,152	64,734
Potbelly Corp.(a)(b)	20,826	47,483
Rave Restaurant Group Inc.(a)(b)	3,285	2,471
RCI Hospitality Holdings Inc.	7,334	101,649
Red Lion Hotels Corp.(a)(b)	14,639	34,109
Red Robin Gourmet Burgers Inc.(a)	15,004	153,041
Red Rock Resorts Inc., Class A	52,216	569,676
Royal Caribbean Cruises Ltd.	140,969	7,090,741

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group Inc.	28,190	$230,030
Scientific Games Corp./DE, Class A(a)	45,592	704,852
SeaWorld Entertainment Inc.(a)	32,812	485,946
Shake Shack Inc., Class A(a)(b)	25,886	1,371,440
Six Flags Entertainment Corp.	59,139	1,136,060
Starbucks Corp.	956,421	70,383,021
Target Hospitality Corp.(a)	1,075	1,817
Texas Roadhouse Inc.	51,818	2,724,072
Town Sports International Holdings Inc.(a)(b)	21,496	11,608
Twin River Worldwide Holdings Inc.	19,214	428,280
Vail Resorts Inc.(b)	33,218	6,050,659
Wendy’s Co. (The)	152,288	3,316,833
Wingstop Inc.	26,573	3,692,850
Wyndham Destinations Inc.	73,985	2,084,897
Wyndham Hotels & Resorts Inc.	73,631	3,138,153
Wynn Resorts Ltd.	79,037	5,887,466
Yum! Brands Inc.	244,691	21,266,095

		408,318,101

Household Durables — 0.5%
Bassett Furniture Industries Inc.	15,229	111,933
Beazer Homes USA Inc.(a)	21,362	215,115
Cavco Industries Inc.(a)	7,050	1,359,592
Century Communities Inc.(a)(b)	30,124	923,602
Comstock Holding Companies Inc.(a)	285	795
Dixie Group Inc. (The)(a)	13,604	12,788
DR Horton Inc.	273,972	15,191,747
Emerson Radio Corp.(a)(b)	14,498	9,714
Ethan Allen Interiors Inc.	13,690	161,953
Flexsteel Industries Inc.	13	164
Garmin Ltd.	117,861	11,491,447
GoPro Inc., Class A(a)(b)	88,149	419,589
Green Brick Partners Inc.(a)	21,443	254,100
Hamilton Beach Brands Holding Co., Class A	28	333
Helen of Troy Ltd.(a)(b)	21,601	4,073,085
Hooker Furniture Corp.	7,912	153,888
Hovnanian Enterprises Inc., Class A(a)(b)	4,435	103,735
Installed Building Products Inc.(a)	19,678	1,353,453
iRobot Corp.(a)(b)	21,739	1,823,902
KB Home	79,952	2,452,927
La-Z-Boy Inc.	36,742	994,239
Leggett & Platt Inc.	108,103	3,799,820
Lennar Corp., Class A	222,568	13,714,640
Lennar Corp., Class B	12,421	572,484
LGI Homes Inc.(a)(b)	20,329	1,789,562
Lifetime Brands Inc.(b)	7,506	50,440
Live Ventures Inc.(a)(b)	631	6,077
Lovesac Co. (The)(a)(b)	6,355	166,692
M/I Homes Inc.(a)	20,841	717,764
MDC Holdings Inc.	40,481	1,445,172
Meritage Homes Corp.(a)	28,730	2,186,928
Mohawk Group Holdings Inc.(a)	2,918	16,020
Mohawk Industries Inc.(a)	49,096	4,996,009
Nephros Inc.(a)(b)	2,562	21,495
New Home Co. Inc. (The)(a)(b)	8,054	27,061
Newell Brands Inc.	314,071	4,987,447
Nova Lifestyle Inc.(a)	2,790	5,385
NVR Inc.(a)	2,893	9,427,564
P&F Industries Inc., Class A	689	3,445
PulteGroup Inc.	199,614	6,792,864
Purple Innovation Inc.(a)	9,134	164,412

18

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Skyline Champion Corp.(a)	40,720	$991,125
Sonos Inc.(a)	45,876	671,166
Taylor Morrison Home Corp.(a)	103,287	1,992,406
Tempur Sealy International Inc.(a)	34,607	2,489,974
Toll Brothers Inc.	93,427	3,044,786
TopBuild Corp.(a)(b)	25,486	2,899,542
TRI Pointe Group Inc.(a)	115,331	1,694,212
Tupperware Brands Corp.(b)	38,549	183,108
Turtle Beach Corp.(a)	2,103	30,956
Universal Electronics Inc.(a)(b)	8,862	414,919
VOXX International Corp.(a)(b)	14,128	81,660
Vuzix Corp.(a)(b)	8,066	19,278
Whirlpool Corp.	52,118	6,750,845
Yunhong CTI Ltd.(a)	230	598
ZAGG Inc.(a)(b)	21,760	68,326

		113,332,283

Household Products — 1.5%
Central Garden & Pet Co.(a)	7,355	264,706
Central Garden & Pet Co., Class A, NVS(a)	35,307	1,193,023
Church & Dwight Co. Inc.	200,291	15,482,494
Clorox Co. (The)	102,708	22,531,054
Colgate-Palmolive Co.	700,058	51,286,249
Energizer Holdings Inc.	52,584	2,497,214
Kimberly-Clark Corp.	279,143	39,456,863
Ocean Bio-Chem Inc.	728	10,156
Oil-Dri Corp. of America	6,348	220,276
Procter & Gamble Co. (The)	2,027,016	242,370,303
Reynolds Consumer Products Inc.	39,486	1,371,744
Spectrum Brands Holdings Inc.	37,544	1,723,270
WD-40 Co.(b)	10,391	2,060,535

		380,467,887

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	544,229	7,885,878
Clearway Energy Inc., Class A	28,140	590,096
Clearway Energy Inc., Class C	77,458	1,786,181
Ormat Technologies Inc.(b)	42,175	2,677,691
TerraForm Power Inc., Class A	53,756	991,261
Vistra Energy Corp.	369,353	6,877,353

		20,808,460

Industrial Conglomerates — 1.0%
3M Co.	470,077	73,327,311
Carlisle Companies Inc.	45,886	5,491,178
General Electric Co.	7,139,421	48,762,245
Honeywell International Inc.	574,662	83,090,378
Raven Industries Inc.	28,784	619,144
Roper Technologies Inc.	85,949	33,370,559

		244,660,815

Insurance — 2.1%
1347 Property Insurance Holdings Inc.(a)(b)	6,425	28,655
Aflac Inc.	582,075	20,972,162
Alleghany Corp.	11,969	5,854,517
Allstate Corp. (The)	257,195	24,945,343
Ambac Financial Group Inc.(a)	34,305	491,248
American Equity Investment Life Holding Co.	60,670	1,499,156
American Financial Group Inc./OH	60,776	3,856,845
American International Group Inc.	706,342	22,023,743
American National Insurance Co.	7,199	518,832
AMERISAFE Inc.	6,020	368,183
Aon PLC, Class A(b)	188,679	36,339,575

Security	Shares	Value

Insurance (continued)
Arch Capital Group Ltd.(a)	330,847	$9,478,766
Argo Group International Holdings Ltd.	30,534	1,063,499
Arthur J Gallagher & Co.	157,940	15,397,571
Assurant Inc.	49,654	5,128,762
Assured Guaranty Ltd.	64,843	1,582,818
Athene Holding Ltd., Class A(a)(b)	101,043	3,151,531
Atlantic American Corp.(a)	749	1,228
Atlas Financial Holdings Inc.(a)(b)	7,379	4,924
Axis Capital Holdings Ltd.	72,921	2,957,676
Benefytt Technologies Inc.(a)(b)	7,046	144,161
Brighthouse Financial Inc.(a)	73,552	2,046,217
Brown & Brown Inc.	189,746	7,734,047
BRP Group Inc., Class A(a)(b)	15,354	265,164
Chubb Ltd.	369,994	46,848,640
Cincinnati Financial Corp.	124,712	7,985,309
Citizens Inc./TX(a)(b)	35,955	215,370
CNA Financial Corp.	21,478	690,518
CNO Financial Group Inc.	134,198	2,089,463
Conifer Holdings Inc.(a)(b)	833	2,024
Crawford & Co., Class A, NVS	14,261	112,519
Crawford & Co., Class B	7,893	55,488
Donegal Group Inc., Class A	6,936	98,630
eHealth Inc.(a)(b)	20,279	1,992,209
Employers Holdings Inc.	21,724	654,979
Enstar Group Ltd.(a)	12,437	1,900,000
Erie Indemnity Co., Class A, NVS	16,219	3,112,426
Everest Re Group Ltd.	31,625	6,521,075
FBL Financial Group Inc., Class A	13,004	466,714
FedNat Holding Co.	7,992	88,471
Fidelity National Financial Inc.	237,421	7,279,328
First American Financial Corp.	86,404	4,149,120
Genworth Financial Inc., Class A(a)	393,251	908,410
Global Indemnity Ltd.	7,119	170,429
Globe Life Inc.	82,242	6,104,824
Goosehead Insurance Inc., Class A(a)	8,111	609,623
Greenlight Capital Re Ltd., Class A(a)(b)	22,282	145,279
Hallmark Financial Services Inc.(a)(b)	13,566	47,345
Hanover Insurance Group Inc. (The)	28,749	2,913,136
Hartford Financial Services Group Inc. (The)	292,165	11,262,961
HCI Group Inc.	6,146	283,822
Heritage Insurance Holdings Inc.	20,875	273,254
Horace Mann Educators Corp.	20,343	747,198
ICC Holdings Inc.(a)(b)	1,139	12,552
Independence Holding Co.	6,937	212,203
Investors Title Co.	321	38,944
James River Group Holdings Ltd.	23,032	1,036,440
Kemper Corp.	50,747	3,680,172
Kingstone Companies Inc.	6,430	28,421
Kingsway Financial Services Inc.(a)	9,681	21,660
Kinsale Capital Group Inc.	16,819	2,610,477
Lincoln National Corp.	162,100	5,963,659
Loews Corp.	197,764	6,781,328
Maiden Holdings Ltd.(a)	17,140	21,254
Markel Corp.(a)	11,274	10,407,819
Marsh & McLennan Companies Inc.	417,761	44,854,999
MBIA Inc.(a)	57,266	415,178
Mercury General Corp.	23,797	969,728
MetLife Inc.	631,652	23,067,931
National General Holdings Corp.	67,736	1,463,775
National Security Group Inc. (The)	249	3,339

19

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
National Western Life Group Inc., Class A	2,907	$590,673
NI Holdings Inc.(a)	30,062	444,016
Old Republic International Corp.	251,593	4,103,482
Palomar Holdings Inc.(a)(b)	14,173	1,215,476
Primerica Inc.	34,448	4,016,637
Principal Financial Group Inc.	209,240	8,691,830
ProAssurance Corp.	36,192	523,698
Progressive Corp. (The)	481,369	38,562,471
ProSight Global Inc.(a)(b)	27,679	246,343
Protective Insurance Corp., Class A	175	3,066
Protective Insurance Corp., Class B, NVS	7,064	106,454
Prudential Financial Inc.	325,033	19,794,510
Reinsurance Group of America Inc.	54,885	4,305,179
RenaissanceRe Holdings Ltd.	39,522	6,759,448
RLI Corp.(b)	35,532	2,917,177
Safety Insurance Group Inc.	11,296	861,433
Selective Insurance Group Inc.	48,544	2,560,211
State Auto Financial Corp.	13,647	243,599
Stewart Information Services Corp.	16,242	528,027
StoneX Group Inc.(a)	13,694	753,170
Third Point Reinsurance Ltd.(a)	102,469	769,542
Tiptree Inc.	27,979	180,464
Travelers Companies Inc. (The)	206,071	23,502,397
Trupanion Inc.(a)(b)	21,054	898,795
Unico American Corp.(a)	619	3,194
United Fire Group Inc.	14,969	414,791
United Insurance Holdings Corp.	8,478	66,298
Universal Insurance Holdings Inc.	20,897	370,922
Unum Group	174,170	2,889,480
Watford Holdings Ltd.(a)	8,740	145,871
White Mountains Insurance Group Ltd.(b)	2,302	2,044,107
Willis Towers Watson PLC	106,065	20,889,502
WR Berkley Corp.	117,729	6,744,694

		531,320,023

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	245,674	348,378,016
Alphabet Inc., Class C, NVS(a)	239,459	338,501,637
ANGI Homeservices Inc., Class A(a)(b)	46,267	562,144
AutoWeb Inc.(a)	5,610	7,237
Cargurus Inc.(a)	69,735	1,767,782
Cars.com Inc.(a)	57,277	329,915
DHI Group Inc.(a)(b)	29,713	62,397
Eventbrite Inc., Class A(a)(b)	20,144	172,634
EverQuote Inc., Class A(a)(b)	12,003	698,094
Facebook Inc., Class A(a)	1,968,809	447,057,460
IAC/InterActiveCorp.(a)(b)	60,632	19,608,389
IZEA Worldwide Inc.(a)(b)	6,785	7,735
Liberty TripAdvisor Holdings Inc., Class A(a)	56,755	120,888
Match Group Inc.(a)(b)	49,431	5,291,588
Meet Group Inc. (The)(a)	42,750	266,760
Pinterest Inc., Class A(a)(b)	92,505	2,050,836
QuinStreet Inc.(a)	28,560	298,738
Snap Inc., Class A, NVS(a)(b)	671,381	15,770,740
Super League Gaming Inc.(a)(b)	6,263	15,031
Travelzoo(a)(b)	6,910	38,972
TripAdvisor Inc.	84,477	1,605,908
TrueCar Inc.(a)(b)	65,053	167,837
Twitter Inc.(a)	646,378	19,255,601
Yelp Inc.(a)	58,596	1,355,325
Zedge Inc., Class B(a)	6,487	9,601

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class A(a)	27,430	$1,576,676
Zillow Group Inc., Class C, NVS(a)(b)	113,696	6,550,027

		1,211,527,968

Internet & Direct Marketing Retail — 4.3%
1-800-Flowers.com Inc., Class A(a)(b)	13,742	275,115
Amazon.com Inc.(a)	343,050	946,413,201
Booking Holdings Inc.(a)	33,517	53,370,460
Chewy Inc., Class A(a)(b)	43,658	1,951,076
Duluth Holdings Inc., Class B(a)(b)	16,066	118,406
eBay Inc.	540,819	28,365,957
Etsy Inc.(a)	97,868	10,396,518
Expedia Group Inc.	112,245	9,226,539
Groupon Inc.(a)	16,576	300,357
Grubhub Inc.(a)	72,440	5,092,532
iMedia Brands Inc.(a)	2,509	8,706
Lands’ End Inc.(a)(b)	14,161	113,854
Leaf Group Ltd.(a)	8,071	29,621
Liquidity Services Inc.(a)	21,202	126,364
Overstock.com Inc.(a)(b)	27,037	768,662
PetMed Express Inc.	19,771	704,638
Quotient Technology Inc.(a)(b)	50,033	366,242
Qurate Retail Inc., Series A(a)(b)	338,280	3,213,660
RealReal Inc. (The)(a)	12,631	161,550
Remark Holdings Inc.(a)(b)	13,643	32,197
Revolve Group Inc.(a)(b)	19,262	286,233
Rubicon Project Inc. (The)(a)	54,044	360,473
Shutterstock Inc.	14,522	507,834
Stamps.com Inc.(a)	14,266	2,620,522
Stitch Fix Inc., Class A(a)(b)	19,158	477,801
U.S. Auto Parts Network Inc.(a)(b)	14,118	122,262
Waitr Holdings Inc.(a)	42,214	111,023
Wayfair Inc., Class A(a)(b)	56,634	11,191,445

		1,076,713,248

IT Services — 5.5%
Accenture PLC, Class A	521,592	111,996,234
Akamai Technologies Inc.(a)	135,254	14,484,351
ALJ Regional Holdings Inc.(a)(b)	8,093	4,047
Alliance Data Systems Corp.	34,557	1,559,212
Automatic Data Processing Inc.	350,960	52,254,434
Black Knight Inc.(a)	123,842	8,985,976
Booz Allen Hamilton Holding Corp.	112,591	8,758,454
Brightcove Inc.(a)(b)	28,028	220,861
Broadridge Financial Solutions Inc.	93,133	11,752,453
CACI International Inc., Class A(a)	20,907	4,534,310
Cardtronics PLC, Class A(a)(b)	35,581	853,232
Cass Information Systems Inc.	8,697	339,444
Cognizant Technology Solutions Corp., Class A	442,354	25,134,554
Computer Task Group Inc.(a)	13,596	54,792
Conduent Inc.(a)(b)	142,445	340,444
CSG Systems International Inc.	31,446	1,301,550
CSP Inc.	681	5,530
DXC Technology Co.	216,446	3,571,359
Endurance International Group Holdings Inc.(a)	49,830	200,815
EPAM Systems Inc.(a)(b)	46,775	11,787,768
Euronet Worldwide Inc.(a)(b)	44,653	4,278,650
EVERTEC Inc.	50,156	1,409,384
Evo Payments Inc., Class A(a)(b)	35,105	801,447
Exela Technologies Inc.(a)(b)	117,800	65,285
ExlService Holdings Inc.(a)	28,111	1,782,237

20

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fastly Inc., Class A(a)(b)	15,464	$1,316,450
Fidelity National Information Services Inc.	507,778	68,087,952
Fiserv Inc.(a)	460,456	44,949,715
FleetCor Technologies Inc.(a)	68,330	17,187,045
Gartner Inc.(a)	72,505	8,797,032
Genpact Ltd.	122,538	4,475,088
Global Payments Inc.	245,183	41,587,940
GoDaddy Inc., Class A(a)	135,318	9,922,869
GreenSky Inc., Class A(a)(b)	37,314	182,839
GTT Communications Inc.(a)(b)	26,109	213,049
Hackett Group Inc. (The)	20,912	283,148
I3 Verticals Inc., Class A(a)	7,105	214,926
Information Services Group Inc.(a)	22,381	46,329
Innodata Inc.(a)	21,410	28,904
Inpixon(a)	1	1
International Business Machines Corp.	726,990	87,798,582
International Money Express Inc.(a)(b)	40,772	508,019
Jack Henry & Associates Inc.	63,175	11,626,095
KBR Inc.	108,788	2,453,169
Leidos Holdings Inc.	110,832	10,381,633
Limelight Networks Inc.(a)(b)	126,758	932,939
LiveRamp Holdings Inc.(a)	58,284	2,475,322
ManTech International Corp./VA, Class A	20,835	1,426,989
Marathon Patent Group Inc.(a)	302	275
Mastercard Inc., Class A	722,907	213,763,600
Maximus Inc.	50,372	3,548,707
MoneyGram International Inc.(a)(b)	21,832	70,081
MongoDB Inc.(a)(b)	29,368	6,647,153
NIC Inc.	47,729	1,095,858
Okta Inc.(a)(b)	95,059	19,033,664
Paychex Inc.	260,576	19,738,632
PayPal Holdings Inc.(a)	960,321	167,316,728
Paysign Inc.(a)	26,251	254,897
Perficient Inc.(a)	28,553	1,021,626
Perspecta Inc.	113,277	2,631,425
PFSweb Inc.(a)	13,559	90,574
PRGX Global Inc.(a)(b)	20,910	98,277
Priority Technology Holdings Inc.(a)(b)	5,536	14,338
Replay Holding Corp.(a)(b)	35,674	878,651
Sabre Corp.	228,630	1,842,758
Science Applications International Corp.	42,968	3,337,754
ServiceSource International Inc.(a)(b)	43,485	68,706
Square Inc., Class A(a)	280,053	29,388,762
StarTek Inc.(a)(b)	7,862	39,939
Steel Connect Inc.(a)(b)	35,983	21,593
Switch Inc., Class A(b)	61,988	1,104,626
Sykes Enterprises Inc.(a)	28,997	802,057
TTEC Holdings Inc.	13,825	643,692
Twilio Inc., Class A(a)	105,311	23,107,340
Unisys Corp.(a)(b)	35,290	385,014
Usio Inc.(a)	908	1,771
VeriSign Inc.(a)	84,116	17,397,712
Verra Mobility Corp.(a)(b)	132,943	1,366,654
Virtusa Corp.(a)	21,476	697,326
Visa Inc., Class A(b)	1,381,378	266,840,788
Western Union Co. (The)	347,436	7,511,566
WEX Inc.(a)(b)	34,411	5,678,159
WidePoint Corp.(a)	58,452	40,653

		1,377,854,214

Security	Shares	Value

Leisure Products — 0.1%
Acushnet Holdings Corp.	34,085	$1,185,817
Brunswick Corp./DE	62,069	3,973,037
Callaway Golf Co.	72,311	1,266,165
Clarus Corp.	17,252	199,778
Escalade Inc.	7,208	100,624
Hasbro Inc.	102,686	7,696,316
JAKKS Pacific Inc.(a)(b)	13,760	11,283
Johnson Outdoors Inc., Class A	6,510	592,540
Malibu Boats Inc., Class A(a)	14,346	745,275
Marine Products Corp.	1,322	18,310
MasterCraft Boat Holdings Inc.(a)	14,813	282,188
Mattel Inc.(a)	280,502	2,712,454
Nautilus Inc.(a)(b)	21,700	201,159
Peloton Interactive Inc., Class A(a)	20,249	1,169,785
Polaris Inc.	45,824	4,241,011
Smith & Wesson Brands Inc.(a)	42,783	920,690
Sturm Ruger & Co. Inc.	11,798	896,648
Vista Outdoor Inc.(a)	55,865	807,249
YETI Holdings Inc.(a)(b)	57,622	2,462,188

		29,482,517

Life Sciences Tools & Services — 1.2%
10X Genomics Inc., Class A(a)(b)	9,298	830,404
Adaptive Biotechnologies Corp.(a)(b)	23,807	1,151,783
Agilent Technologies Inc.	253,049	22,361,940
Avantor Inc.(a)(b)	221,252	3,761,284
Bioanalytical Systems Inc.(a)(b)	6,514	33,091
Bio-Rad Laboratories Inc., Class A(a)	17,412	7,861,344
Bio-Techne Corp.	32,046	8,462,387
Bruker Corp.	86,349	3,512,677
Champions Oncology Inc.(a)	4,654	44,492
Charles River Laboratories International Inc.(a)	40,094	6,990,389
ChromaDex Corp.(a)(b)	14,075	64,604
Codexis Inc.(a)(b)	34,350	391,590
Fluidigm Corp.(a)	37,449	150,171
Harvard Bioscience Inc.(a)	87,310	270,661
Illumina Inc.(a)	120,160	44,501,256
IQVIA Holdings Inc.(a)	145,411	20,630,913
Luminex Corp.	38,374	1,248,306
Medpace Holdings Inc.(a)	22,421	2,085,602
Mettler-Toledo International Inc.(a)(b)	19,698	15,867,724
NanoString Technologies Inc.(a)	24,325	713,939
NeoGenomics Inc.(a)	99,758	3,090,503
Pacific Biosciences of California Inc.(a)(b)	108,838	375,491
PerkinElmer Inc.	90,621	8,889,014
PPD Inc.(a)	51,373	1,376,797
PRA Health Sciences Inc.(a)	51,201	4,981,345
Quanterix Corp.(a)(b)	7,860	215,285
Repligen Corp.(a)	38,092	4,708,552
Syneos Health Inc.(a)	49,705	2,895,316
Thermo Fisher Scientific Inc.	323,380	117,173,509
Waters Corp.(a)	49,884	8,999,074

		293,639,443

Machinery — 1.7%
AGCO Corp.(b)	51,302	2,845,209
Alamo Group Inc.	6,462	663,260
Albany International Corp., Class A	27,572	1,618,752
Allison Transmission Holdings Inc.(b)	88,853	3,268,013
Altra Industrial Motion Corp.	49,177	1,566,779
Art’s-Way Manufacturing Co. Inc.(a)	304	720

21

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Astec Industries Inc.	24,915	$1,153,814
Barnes Group Inc.	36,916	1,460,397
Blue Bird Corp.(a)	26,763	401,177
Briggs & Stratton Corp.(b)	35,371	46,336
Caterpillar Inc.	443,161	56,059,866
Chart Industries Inc.(a)(b)	28,366	1,375,467
Chicago Rivet & Machine Co.	125	2,600
CIRCOR International Inc.(a)	15,006	382,353
Colfax Corp.(a)(b)	69,255	1,932,214
Columbus McKinnon Corp./NY(b)	14,627	489,273
Commercial Vehicle Group Inc.(a)(b)	21,354	61,713
Crane Co.	42,472	2,525,385
Cummins Inc.	120,794	20,928,768
Deere & Co.	256,113	40,248,158
Donaldson Co. Inc.	101,884	4,739,644
Douglas Dynamics Inc.	15,573	546,924
Dover Corp.	117,543	11,349,952
Eastern Co. (The)	6,454	115,333
Energy Recovery Inc.(a)(b)	13,762	104,522
Enerpac Tool Group Corp.	43,381	763,506
EnPro Industries Inc.	15,119	745,216
ESCO Technologies Inc.	21,533	1,820,184
Evoqua Water Technologies Corp.(a)	58,382	1,085,905
ExOne Co. (The)(a)(b)	7,352	62,860
Federal Signal Corp.	49,686	1,477,165
Flowserve Corp.	109,737	3,129,699
Fortive Corp.(b)	246,013	16,645,240
Franklin Electric Co. Inc.	28,940	1,519,929
FreightCar America Inc.(a)(b)	7,929	9,832
Gates Industrial Corp. PLC(a)(b)	37,350	383,958
Gencor Industries Inc.(a)	6,931	87,608
Gorman-Rupp Co. (The)	14,448	449,044
Graco Inc.	138,566	6,649,782
Graham Corp.	7,344	93,563
Greenbrier Companies Inc. (The)	28,289	643,575
Helios Technologies Inc.(b)	21,969	818,345
Hillenbrand Inc.	58,125	1,573,444
Hurco Companies Inc.	6,580	184,043
Hyster-Yale Materials Handling Inc.	7,238	279,821
IDEX Corp.	62,550	9,885,402
Illinois Tool Works Inc.	235,401	41,159,865
Ingersoll Rand Inc.(a)	289,996	8,154,688
ITT Inc.	71,151	4,179,410
John Bean Technologies Corp.	26,174	2,251,487
Kadant Inc.	7,590	756,419
Kennametal Inc.	64,346	1,847,374
LB Foster Co., Class A(a)	7,341	93,745
Lincoln Electric Holdings Inc.	50,064	4,217,391
Lindsay Corp.	7,465	688,348
LiqTech International Inc.(a)(b)	9,676	52,831
LS Starrett Co. (The), Class A(a)	6,532	22,143
Lydall Inc.(a)	14,875	201,705
Manitex International Inc.(a)(b)	13,650	67,840
Manitowoc Co. Inc. (The)(a)	34,911	379,832
Mayville Engineering Co. Inc.(a)	5,213	41,183
Meritor Inc.(a)	47,864	947,707
Middleby Corp. (The)(a)(b)	45,158	3,564,773
Miller Industries Inc./TN	9,278	276,206
Mueller Industries Inc.	42,868	1,139,431
Mueller Water Products Inc., Class A	128,884	1,215,376

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)	50,255	$1,417,191
NN Inc.	23,904	113,305
Nordson Corp.	42,868	8,132,488
Oshkosh Corp.	57,897	4,146,583
Otis Worldwide Corp.	332,835	18,924,998
PACCAR Inc.	281,704	21,085,544
Parker-Hannifin Corp.	104,847	19,215,310
Park-Ohio Holdings Corp.	7,126	118,220
Pentair PLC	139,177	5,287,334
Perma-Pipe International Holdings Inc.(a)(b)	6,900	38,778
Proto Labs Inc.(a)	20,885	2,348,936
RBC Bearings Inc.(a)	20,824	2,791,249
REV Group Inc.	14,798	90,268
Rexnord Corp.	99,905	2,912,231
Shyft Group Inc. (The)	28,325	476,993
Snap-on Inc.	44,953	6,226,440
SPX Corp.(a)	41,886	1,723,609
SPX FLOW Inc.(a)	35,347	1,323,392
Standex International Corp.	7,677	441,811
Stanley Black & Decker Inc.	127,906	17,827,538
Taylor Devices Inc.(a)(b)	702	7,020
Tennant Co.	15,526	1,009,345
Terex Corp.	50,099	940,358
Timken Co. (The)	51,507	2,343,053
Titan International Inc.	35,761	52,211
Toro Co. (The)	87,234	5,787,104
TriMas Corp.(a)(b)	35,787	857,099
Trinity Industries Inc.	86,388	1,839,201
Twin Disc Inc.(a)	7,286	40,364
Wabash National Corp.	50,519	536,512
Watts Water Technologies Inc., Class A	21,607	1,750,167
Welbilt Inc.(a)	107,487	654,596
Westinghouse Air Brake Technologies Corp.	148,935	8,574,188
Woodward Inc.	44,503	3,451,208
Xylem Inc./NY(b)	145,130	9,427,645

		425,364,793

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)(b)	100,257	219,563
Genco Shipping & Trading Ltd.(b)	15,511	97,409
Kirby Corp.(a)(b)	48,932	2,620,798
Matson Inc.	28,937	842,067
Pangaea Logistics Solutions Ltd.	7,242	18,177

		3,798,014

Media — 1.3%
AH Belo Corp., Class A	14,675	25,388
Altice USA Inc., Class A(a)(b)	222,713	5,019,951
AMC Networks Inc., Class A(a)	35,150	822,159
Beasley Broadcast Group Inc., Class A	904	2,197
Boston Omaha Corp., Class A(a)	17,026	272,416
Cable One Inc.	4,312	7,653,153
Cardlytics Inc.(a)(b)	16,151	1,130,247
Central European Media Enterprises Ltd., Class A(a)(b)	57,769	204,502
Charter Communications Inc., Class A(a)	123,401	62,939,446
Clear Channel Outdoor Holdings Inc.(a)(b)	291,831	303,504
Comcast Corp., Class A	3,729,326	145,369,127
comScore Inc.(a)(b)	37,451	116,098
Cumulus Media Inc., Class A(a)(b)	34,681	136,990
Daily Journal Corp.(a)(b)	181	48,870

22

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Discovery Inc., Class A(a)(b)	128,329	$2,707,742
Discovery Inc., Class C, NVS(a)	254,475	4,901,188
DISH Network Corp., Class A(a)(b)	206,919	7,140,775
Emerald Holding Inc.	36,877	113,581
Entercom Communications Corp., Class A	76,993	106,250
Entravision Communications Corp., Class A	43,308	61,930
EW Scripps Co. (The), Class A, NVS(b)	42,539	372,216
Fluent Inc.(a)(b)	78,151	139,109
Fox Corp., Class A, NVS	272,452	7,307,163
Fox Corp., Class B(a)	129,002	3,462,414
Gannett Co. Inc.	94,978	131,070
Gray Television Inc.(a)(b)	66,904	933,311
Gray Television Inc.(a)(b)	756	9,813
Harte-Hanks Inc.(a)	2,073	6,302
Hemisphere Media Group Inc.(a)	7,366	72,408
Iheartmedia Inc., Class A(a)(b)	46,970	392,200
Insignia Systems Inc.(a)	7,898	5,646
Interpublic Group of Companies Inc. (The)	315,436	5,412,882
John Wiley & Sons Inc., Class A	35,922	1,400,958
John Wiley & Sons Inc., Class B(b)	787	30,046
Lee Enterprises Inc.(a)(b)	43,232	42,367
Liberty Broadband Corp., Class A(a)	19,826	2,422,539
Liberty Broadband Corp., Class C, NVS(a)	124,579	15,442,813
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	69,464	2,397,897
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	141,828	4,885,975
Marchex Inc., Class B(a)(b)	21,693	34,275
MDC Partners Inc., Class A(a)	170,026	353,654
Mediaco Holding Inc., Class A(a)	858	4,470
Meredith Corp.	30,025	436,864
MSG Networks Inc., Class A(a)(b)	37,540	373,523
National CineMedia Inc.	71,826	213,323
New York Times Co. (The), Class A	120,326	5,057,302
News Corp., Class A, NVS	342,223	4,058,765
News Corp., Class B	92,534	1,105,781
Nexstar Media Group Inc., Class A	36,734	3,074,268
Omnicom Group Inc.	175,323	9,572,636
Saga Communications Inc., Class A	6,338	162,253
Salem Media Group Inc.	7,990	9,029
Scholastic Corp., NVS	21,409	640,985
Sinclair Broadcast Group Inc., Class A(b)	52,298	965,421
Sirius XM Holdings Inc.(b)	1,140,538	6,694,958
SPAR Group Inc.(a)(b)	6,542	4,907
SRAX Inc.(a)(b)	9,723	24,599
TechTarget Inc.(a)	14,259	428,198
TEGNA Inc.	171,831	1,914,197
Townsquare Media Inc., Class A	7,374	32,962
Tribune Publishing Co.	5,975	59,690
Urban One Inc., NVS(a)(b)	21,922	41,871
Urban One Inc., Class A(a)(b)	233	4,718
ViacomCBS Inc., Class B, NVS	432,911	10,095,485
WideOpenWest Inc.(a)(b)	56,135	295,831

		329,602,608

Metals & Mining — 0.4%
Alcoa Corp.(a)(b)	153,095	1,720,788
Allegheny Technologies Inc.(a)	95,672	974,898
Ampco-Pittsburgh Corp.(a)(b)	7,128	21,883
Arconic Corp.(a)	78,722	1,096,597
Carpenter Technology Corp.	40,627	986,424
Century Aluminum Co.(a)(b)	44,233	315,381

Security	Shares	Value

Metals & Mining (continued)
Cleveland-Cliffs Inc.	323,764	$1,787,177
Coeur Mining Inc.(a)(b)	170,877	868,055
Commercial Metals Co.	112,955	2,304,282
Compass Minerals International Inc.	29,222	1,424,572
Comstock Mining Inc.(a)(b)	4,242	4,029
Contura Energy Inc.(a)(b)	2,628	7,989
Freeport-McMoRan Inc.	1,208,797	13,985,781
Friedman Industries Inc.	6,937	35,032
General Moly Inc.(a)(b)	79,010	15,873
Gold Resource Corp.(b)	43,271	177,844
Golden Minerals Co.(a)	72,834	31,319
Haynes International Inc.	7,899	184,521
Hecla Mining Co.	467,316	1,528,123
Kaiser Aluminum Corp.	15,106	1,112,104
Materion Corp.	16,006	984,209
McEwen Mining Inc.(a)(b)	179,353	181,146
Newmont Corp.	657,139	40,571,762
Nucor Corp.	247,304	10,240,859
Olympic Steel Inc.	7,221	84,847
Paramount Gold Nevada Corp.(a)(b)	6,586	8,167
Ramaco Resources Inc.(a)(b)	7,344	15,716
Reliance Steel & Aluminum Co.	54,688	5,191,532
Royal Gold Inc.	52,880	6,574,042
Ryerson Holding Corp.(a)	13,684	77,041
Schnitzer Steel Industries Inc., Class A	21,452	378,413
Solitario Zinc Corp.(a)(b)	28,600	9,006
Steel Dynamics Inc.	175,131	4,569,168
SunCoke Energy Inc.	50,398	149,178
Synalloy Corp.(a)	7,296	54,574
TimkenSteel Corp.(a)(b)	28,975	112,713
U.S. Antimony Corp.(a)(b)	57,006	27,933
U.S. Steel Corp.(b)	145,201	1,048,351
Universal Stainless & Alloy Products Inc.(a)(b)	6,935	59,641
Warrior Met Coal Inc.(b)	32,127	494,434
Worthington Industries Inc.	35,927	1,340,077

		100,755,481

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.(b)	13,795	44,006
AGNC Investment Corp.	450,984	5,817,694
Annaly Capital Management Inc.	1,188,350	7,795,576
Anworth Mortgage Asset Corp.	50,127	85,216
Apollo Commercial Real Estate Finance Inc.	114,630	1,124,520
Arbor Realty Trust Inc.	62,904	581,233
Ares Commercial Real Estate Corp.	20,353	185,619
Arlington Asset Investment Corp., Class A	87,583	260,121
ARMOUR Residential REIT Inc.	47,977	450,504
Blackstone Mortgage Trust Inc., Class A	103,491	2,493,098
Broadmark Realty Capital Inc.	101,679	962,900
Capstead Mortgage Corp.	49,825	273,539
Cherry Hill Mortgage Investment Corp.	6,701	60,443
Chimera Investment Corp.	150,757	1,448,775
Colony Credit Real Estate Inc.	66,245	465,040
Dynex Capital Inc.	12,349	176,591
Ellington Financial Inc.	44,296	521,807
Ellington Residential Mortgage REIT	6,582	67,795
Exantas Capital Corp.	20,826	55,189
Granite Point Mortgage Trust Inc.	50,530	362,805
Great Ajax Corp.	14,615	134,458
Hannon Armstrong Sustainable Infrastructure Capital Inc.	69,737	1,984,715

23

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Hunt Companies Finance Trust Inc.	13,346	$35,367
Invesco Mortgage Capital Inc.(b)	151,418	566,303
KKR Real Estate Finance Trust Inc.	22,305	369,817
Ladder Capital Corp.	76,328	618,257
Manhattan Bridge Capital Inc.	879	4,096
MFA Financial Inc.	447,720	1,114,823
New Residential Investment Corp.	323,574	2,404,155
New York Mortgage Trust Inc.	406,376	1,060,641
Orchid Island Capital Inc.	106,868	503,348
PennyMac Mortgage Investment Trust(e)	71,634	1,255,744
Ready Capital Corp.	13,826	120,148
Redwood Trust Inc.	88,942	622,594
Starwood Property Trust Inc.	222,576	3,329,737
TPG RE Finance Trust Inc.	55,586	478,040
Tremont Mortgage Trust(b)	4,933	15,490
Two Harbors Investment Corp.	208,963	1,053,173
Western Asset Mortgage Capital Corp.(b)	23,386	64,078

		38,967,455

Multi-Utilities — 0.9%
Ameren Corp.	202,522	14,249,448
Avista Corp.	57,433	2,089,987
Black Hills Corp.	49,846	2,824,274
CenterPoint Energy Inc.	445,984	8,326,521
CMS Energy Corp.	235,083	13,733,549
Consolidated Edison Inc.	272,782	19,621,209
Dominion Energy Inc.	687,169	55,784,380
DTE Energy Co.	156,808	16,856,860
MDU Resources Group Inc.	171,195	3,797,105
NiSource Inc.	323,445	7,355,139
NorthWestern Corp.	45,631	2,487,802
Public Service Enterprise Group Inc.	411,565	20,232,536
Sempra Energy	239,518	28,078,695
Unitil Corp.	18,608	834,011
WEC Energy Group Inc.	256,531	22,484,942

		218,756,458

Multiline Retail — 0.5%
Big Lots Inc.(b)	30,739	1,291,038
Dillard’s Inc., Class A(b)	8,273	213,361
Dollar General Corp.	205,082	39,070,172
Dollar Tree Inc.(a)	194,216	17,999,939
Kohl’s Corp.	128,371	2,666,266
Macy’s Inc.(b)	255,818	1,760,028
Nordstrom Inc.(b)	84,885	1,314,868
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	47,588	4,646,968
Target Corp.	409,405	49,099,941

		118,062,581

Oil, Gas & Consumable Fuels — 2.4%
Abraxas Petroleum Corp.(a)(b)	253,035	59,058
Adams Resources & Energy Inc.	606	16,223
Aemetis Inc.(a)(b)	8,027	6,331
Altus Midstream Co., Class A(a)(b)	73,886	46,822
Amplify Energy Corp.	55,473	68,232
Antero Midstream Corp.	251,734	1,283,843
Antero Resources Corp.(a)(b)	179,248	455,290
Apache Corp.	299,621	4,044,883
Arch Resources Inc.	14,222	404,047
Barnwell Industries Inc.(a)	747	672
Berry Corp.	28,826	139,230
Bonanza Creek Energy Inc.(a)	7,069	104,763

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Brigham Minerals Inc., Class A	8,668	$107,050
Cabot Oil & Gas Corp.	316,742	5,441,628
California Resources Corp.(a)(b)	38,539	47,018
Callon Petroleum Co.(a)(b)	256,061	294,470
Camber Energy Inc.(a)	1	1
Centennial Resource Development Inc./DE, Class A(a)(b)	150,637	134,067
Centrus Energy Corp., Class A(a)(b)	6,583	66,093
Chaparral Energy Inc., Class A(a)(b)	94,214	61,069
Cheniere Energy Inc.(a)(b)	190,837	9,221,244
Chevron Corp.	1,528,655	136,401,886
Cimarex Energy Co.	80,675	2,217,756
Clean Energy Fuels Corp.(a)(b)	93,565	207,714
CNX Resources Corp.(a)	160,521	1,388,507
Comstock Resources Inc.(a)	45,569	199,592
Concho Resources Inc.	161,014	8,292,221
ConocoPhillips	878,082	36,897,006
CONSOL Energy Inc.(a)(b)	21,729	110,166
Contango Oil & Gas Co.(a)(b)	65,562	150,137
Continental Resources Inc./OK(b)	63,718	1,116,977
CVR Energy Inc.	21,468	431,721
Delek U.S. Holdings Inc.	63,113	1,098,797
Denbury Resources Inc.(a)(b)	382,669	105,655
Devon Energy Corp.	328,743	3,727,946
Diamond S Shipping Inc.(a)(b)	25,372	202,722
Diamondback Energy Inc.	129,883	5,431,707
Dorian LPG Ltd.(a)	15,247	118,012
Earthstone Energy Inc., Class A(a)	27,959	79,404
EOG Resources Inc.	479,525	24,292,736
EQT Corp.	205,916	2,450,400
Equitrans Midstream Corp.	332,773	2,765,344
Evolution Petroleum Corp.	108,469	303,713
Exxon Mobil Corp.	3,460,221	154,741,083
Falcon Minerals Corp.	56,908	182,106
Gevo Inc.(a)(b)	262	208
Goodrich Petroleum Corp.(a)	36,149	260,273
Green Plains Inc.	21,591	220,552
Gulfport Energy Corp.(a)	129,217	140,846
Hallador Energy Co.	14,285	9,357
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	217,568	11,272,198
HighPoint Resources Corp.(a)(b)	93,965	27,720
HollyFrontier Corp.	119,853	3,499,708
Houston American Energy Corp.(a)(b)	29,443	4,122
International Seaways Inc.	29,635	484,236
Kinder Morgan Inc./DE	1,576,985	23,922,862
Kosmos Energy Ltd.	254,048	421,720
Laredo Petroleum Inc.(a)	3,642	50,478
Lonestar Resources U.S. Inc., Class A(a)	106,533	50,124
Magnolia Oil & Gas Corp., Class A(a)(b)	73,055	442,713
Marathon Oil Corp.	655,965	4,014,506
Marathon Petroleum Corp.	533,901	19,957,219
Matador Resources Co.(a)(b)	72,005	612,042
Montage Resources Corp.(a)	15,862	62,655
Murphy Oil Corp.	123,457	1,703,707
NACCO Industries Inc., Class A	560	13,048
NextDecade Corp.(a)(b)	5,963	12,880
Noble Energy Inc.	385,311	3,452,387
Northern Oil and Gas Inc.(a)	156,377	131,185
Oasis Petroleum Inc.(a)(b)	184,284	138,213

24

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	752,718	$13,774,739
ONEOK Inc.	357,770	11,885,119
Overseas Shipholding Group Inc., Class A(a)(b)	1,987	3,696
Ovintiv Inc.(b)	212,741	2,031,677
Pacific Ethanol Inc.(a)	43,973	31,216
Panhandle Oil and Gas Inc., Class A	43,102	115,513
Par Pacific Holdings Inc.(a)	33,923	304,968
Parsley Energy Inc., Class A	254,848	2,721,777
PBF Energy Inc., Class A	82,171	841,431
PDC Energy Inc.(a)(b)	84,104	1,046,254
Peabody Energy Corp.	59,253	170,649
PEDEVCO Corp.(a)(b)	1,000	810
Penn Virginia Corp.(a)(b)	7,670	73,095
Phillips 66	357,127	25,677,431
Pioneer Natural Resources Co.	136,172	13,304,004
PrimeEnergy Resources Corp.(a)(b)	174	12,370
QEP Resources Inc.	188,931	243,721
Range Resources Corp.(b)	166,429	936,995
Renewable Energy Group Inc.(a)	34,673	859,197
REX American Resources Corp.(a)	7,603	527,420
Ring Energy Inc.(a)(b)	78,462	91,016
SandRidge Energy Inc.(a)(b)	14,725	18,995
SilverBow Resources Inc.(a)(b)	22,415	71,952
SM Energy Co.(b)	77,941	292,279
Southwestern Energy Co.(a)	462,034	1,182,807
Talos Energy Inc.(a)(b)	13,528	124,458
Targa Resources Corp.	182,691	3,666,608
Tellurian Inc.(a)(b)	77,835	89,510
Torchlight Energy Resources Inc.(a)	172,663	62,590
TransAtlantic Petroleum Ltd.(a)(b)	143,279	38,685
U.S. Energy Corp. Wyoming(a)(b)	571	2,958
Uranium Energy Corp.(a)(b)	318,263	279,339
VAALCO Energy Inc.(a)	193,843	240,365
Valero Energy Corp.	329,812	19,399,542
Vertex Energy Inc.(a)(b)	14,111	10,061
W&T Offshore Inc.(a)(b)	74,021	168,768
Westwater Resources Inc.(a)	11	29
Williams Companies Inc. (The)	1,003,654	19,089,499
World Fuel Services Corp.	58,391	1,504,152
WPX Energy Inc.(a)(b)	348,286	2,222,065
Zion Oil & Gas Inc.(a)(b)	92,979	27,689

		598,968,769

Paper & Forest Products — 0.0%
Boise Cascade Co.	28,985	1,090,126
Clearwater Paper Corp.(a)	14,275	515,756
Domtar Corp.	50,893	1,074,351
Louisiana-Pacific Corp.	88,300	2,264,895
Mercer International Inc.	35,244	287,591
Neenah Inc.	14,110	697,881
PH Glatfelter Co.	35,284	566,308
Resolute Forest Products Inc.(a)	93,438	197,154
Schweitzer-Mauduit International Inc.	22,247	743,272
Verso Corp., Class A	27,598	330,072

		7,767,406

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)(b)	32,049	639,057
Coty Inc., Class A	242,844	1,085,513
Cyanotech Corp.(a)	812	1,876
Edgewell Personal Care Co.(a)	43,521	1,356,114

Security	Shares	Value

Personal Products (continued)
elf Beauty Inc.(a)(b)	15,727	$299,914
Estee Lauder Companies Inc. (The), Class A	184,036	34,723,912
Herbalife Nutrition Ltd.(a)	79,837	3,591,068
Inter Parfums Inc.	14,207	684,067
Lifevantage Corp.(a)(b)	13,533	182,966
Mannatech Inc.	256	3,786
Medifast Inc.	9,106	1,263,640
MYOS RENS Technology Inc.(a)	307	270
Natural Alternatives International Inc.(a)(b)	880	6,054
Natural Health Trends Corp.	6,921	39,450
Nature’s Sunshine Products Inc.(a)(b)	7,159	64,503
Nu Skin Enterprises Inc., Class A	48,202	1,842,762
Reliv International Inc.(a)	258	929
Revlon Inc., Class A(a)(b)	7,452	73,775
Summer Infant Inc.(a)(b)	887	7,256
United-Guardian Inc.	13,978	206,630
USANA Health Sciences Inc.(a)	9,477	695,896
Veru Inc.(a)(b)	15,199	50,765
Youngevity International Inc.(a)(b)	11,719	16,758

		46,836,961

Pharmaceuticals — 3.9%
9 Meters Biopharma Inc.(a)	17,731	10,158
AcelRx Pharmaceuticals Inc.(a)(b)	80,852	97,831
Acer Therapeutics Inc.(a)(b)	368	1,262
Aclaris Therapeutics Inc.(a)	51,623	83,629
Adamis Pharmaceuticals Corp.(a)(b)	7,945	4,266
Aerie Pharmaceuticals Inc.(a)(b)	33,760	498,298
Aerpio Pharmaceuticals Inc.(a)(b)	114,266	142,833
Agile Therapeutics Inc.(a)(b)	35,795	99,510
Alimera Sciences Inc.(a)(b)	9,477	59,705
AMAG Pharmaceuticals Inc.(a)(b)	29,016	221,972
Amneal Pharmaceuticals Inc.(a)(b)	64,751	308,215
Amphastar Pharmaceuticals Inc.(a)	38,966	875,176
Ampio Pharmaceuticals Inc.(a)(b)	209,226	133,256
ANI Pharmaceuticals Inc.(a)(b)	7,375	238,508
Aquestive Therapeutics Inc.(a)(b)	7,548	36,683
Arvinas Inc.(a)(b)	18,487	620,054
Assertio Holdings Inc.(a)(b)	48,200	41,307
Avenue Therapeutics Inc.(a)	5,198	55,982
Axsome Therapeutics Inc.(a)(b)	21,747	1,789,343
Baudax Bio Inc.(a)(b)	3,060	12,699
BioDelivery Sciences International Inc.(a)	40,580	176,929
Bristol-Myers Squibb Co.	1,852,656	108,936,173
Cara Therapeutics Inc.(a)(b)	42,712	730,375
Cassava Sciences Inc.(a)	5,926	18,252
Catalent Inc.(a)(b)	130,686	9,579,284
cbdMD Inc.(a)(b)	96,123	183,595
Cerecor Inc.(a)(b)	6,688	17,389
Chiasma Inc.(a)(b)	8,859	47,661
Clearside Biomedical Inc.(a)	29,526	55,509
Collegium Pharmaceutical Inc.(a)(b)	28,095	491,663
Contra Ritter Pharmace, NVS(b)	14,465	978
Corcept Therapeutics Inc.(a)(b)	85,454	1,437,336
CorMedix Inc.(a)(b)	10,271	64,707
Cumberland Pharmaceuticals Inc.(a)(b)	8,009	26,670
Cymabay Therapeutics Inc.(a)	49,039	171,146
Durect Corp.(a)	85,769	198,984
Elanco Animal Health Inc.(a)	317,751	6,815,759
Eli Lilly & Co.	688,224	112,992,616
Eloxx Pharmaceuticals Inc.(a)(b)	35,633	107,968

25

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Endo International PLC(a)	145,880	$500,368
Eton Pharmaceuticals Inc.(a)(b)	8,780	47,851
Evofem Biosciences Inc.(a)	15,760	44,601
Evoke Pharma Inc.(a)(b)	58,052	205,504
Evolus Inc.(a)(b)	6,452	34,196
EyeGate Pharmaceuticals Inc.(a)	42	203
Eyenovia Inc.(a)(b)	9,000	25,560
EyePoint Pharmaceuticals Inc.(a)(b)	22,277	16,864
Fulcrum Therapeutics Inc.(a)(b)	3,758	68,734
Harrow Health Inc.(a)(b)	51,098	266,221
Hepion Pharmaceuticals Inc.(a)	86	246
Histogen Inc.(a)	1,358	5,174
Horizon Therapeutics PLC(a)	159,209	8,848,836
Hoth Therapeutics Inc.(a)	1	3
Innoviva Inc.(a)	65,077	909,776
Intersect ENT Inc.(a)(b)	22,400	303,296
Intra-Cellular Therapies Inc.(a)	47,832	1,227,847
Jaguar Health Inc.(a)	109	53
Jazz Pharmaceuticals PLC(a)(b)	44,259	4,883,538
Johnson & Johnson	2,157,162	303,361,692
Kala Pharmaceuticals Inc.(a)(b)	39,620	416,406
Kaleido Biosciences Inc.(a)(b)	4,524	33,613
Lannett Co. Inc.(a)(b)	28,738	208,638
Lipocine Inc.(a)	64,801	81,649
Liquidia Technologies Inc.(a)(b)	27,473	231,323
Mallinckrodt PLC(a)(b)	73,643	197,363
Marinus Pharmaceuticals Inc.(a)	93,088	236,444
Menlo Therapeutics Inc.(a)(b)	236,273	408,752
Merck & Co. Inc.	2,066,697	159,817,679
Mylan NV(a)(b)	414,641	6,667,427
MyoKardia Inc.(a)	42,830	4,138,235
Nektar Therapeutics(a)(b)	142,078	3,290,526
Neos Therapeutics Inc.(a)(b)	56,601	38,772
NovaBay Pharmaceuticals Inc.(a)(b)	657	756
Novan Inc.(a)(b)	15,020	7,256
Novus Therapeutics Inc.(a)(b)	317	145
Ocular Therapeutix Inc.(a)(b)	35,352	294,482
Odonate Therapeutics Inc.(a)(b)	9,427	399,139
Omeros Corp.(a)(b)	43,469	639,864
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	66
Onconova Therapeutics Inc.(a)	31	18
Opiant Pharmaceuticals Inc.(a)	2,506	22,429
Optinose Inc.(a)(b)	52,149	387,989
Osmotica Pharmaceuticals PLC(a)	6,390	43,005
Otonomy Inc.(a)(b)	15,059	54,514
Pacira BioSciences Inc.(a)(b)	36,729	1,927,171
Paratek Pharmaceuticals Inc.(a)	14,076	73,477
Perrigo Co. PLC	109,714	6,063,893
Pfizer Inc.	4,548,209	148,726,434
Phathom Pharmaceuticals Inc.(a)(b)	8,938	294,150
Phibro Animal Health Corp., Class A	21,183	556,477
PLx Pharma Inc.(a)(b)	348	1,103
Prestige Consumer Healthcare Inc.(a)(b)	43,031	1,616,244
Progenics Pharmaceuticals Inc.(b)(c)	10,240	0	(d)
ProPhase Labs Inc.	123	181
Provention Bio Inc.(a)(b)	28,069	396,054
Pulmatrix Inc.(a)	15	26
Reata Pharmaceuticals Inc., Class A(a)(b)	20,780	3,242,096
Recro Pharma Inc.(a)(b)	7,917	36,022
Relmada Therapeutics Inc.(a)(b)	9,857	441,101

Security	Shares	Value

Pharmaceuticals (continued)
resTORbio Inc.(a)	67,351	$144,805
Revance Therapeutics Inc.(a)(b)	34,887	851,941
Royalty Pharma PLC, Class A(a)	63,061	3,061,612
Satsuma Pharmaceuticals Inc.(a)(b)	4,777	137,387
scPharmaceuticals Inc.(a)	2,486	18,297
SCYNEXIS Inc.(a)	72,467	54,415
Seelos Therapeutics Inc.(a)	43	43
Seelos Therapeutics Inc. New	43	23
SIGA Technologies Inc.(a)(b)	73,133	432,216
Sonoma Pharmaceuticals Inc.(a)	609	4,336
Supernus Pharmaceuticals Inc.(a)	42,669	1,013,389
Teligent Inc.(a)(b)	5,127	12,510
Tetraphase Pharmaceuticals Inc.(a)	4,468	11,259
TFF Pharmaceuticals Inc.(a)	3,775	21,744
TherapeuticsMD Inc.(a)(b)	128,764	160,955
Theravance Biopharma Inc.(a)(b)	35,845	752,387
Timber Pharmaceuticals Inc.(a)(b)	19	41
Titan Pharmaceuticals Inc.(a)(b)	1,839	563
Trevi Therapeutics Inc.(a)(b)	4,476	29,452
Tricida Inc.(a)(b)	19,876	546,192
Urovant Sciences Ltd.(a)(b)	34,593	340,395
Verrica Pharmaceuticals Inc.(a)(b)	33,941	373,690
VIVUS Inc.(a)(b)	12,530	10,298
WaVe Life Sciences Ltd.(a)	16,966	176,616
Xeris Pharmaceuticals Inc.(a)	21,013	55,895
Zoetis Inc.	387,473	53,099,300
Zogenix Inc.(a)(b)	52,439	1,416,377
Zynerba Pharmaceuticals Inc.(a)(b)	8,969	30,226

		971,881,527

Professional Services — 0.6%
Acacia Research Corp.(a)	8,453	34,573
Akerna Corp.(a)(b)	2,408	21,190
ASGN Inc.(a)(b)	43,443	2,896,779
Barrett Business Services Inc.	6,908	367,022
BG Staffing Inc.	19,913	225,415
CBIZ Inc.(a)	36,672	879,028
CoreLogic Inc.	69,793	4,691,486
CoStar Group Inc.(a)(b)	32,428	23,045,607
CRA International Inc.	7,154	282,583
DLH Holdings Corp.(a)	819	6,012
Equifax Inc.(b)	100,963	17,353,521
Exponent Inc.	42,488	3,438,554
Forrester Research Inc.(a)	7,299	233,860
Franklin Covey Co.(a)	13,601	291,061
FTI Consulting Inc.(a)	29,690	3,400,990
GEE Group Inc.(a)	802	439
GP Strategies Corp.(a)(b)	14,161	121,501
Heidrick & Struggles International Inc.	14,232	307,696
Hill International Inc.(a)(b)	122,397	186,043
HireQuest Inc.(a)(b)	3,385	21,630
Hudson Global Inc.(a)(b)	1,946	17,028
Huron Consulting Group Inc.(a)(b)	15,685	694,061
ICF International Inc.	14,465	937,766
IHS Markit Ltd.	327,995	24,763,623
InnerWorkings Inc.(a)(b)	29,021	38,308
Insperity Inc.	30,840	1,996,273
Kelly Services Inc., Class A, NVS	21,855	345,637
Kforce Inc.	20,988	613,899
Korn Ferry	43,549	1,338,261
Lightbridge Corp.(a)	502	2,254

26

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	49,331	$3,391,506
Mastech Digital Inc.(a)(b)	1,268	32,879
Mistras Group Inc.(a)(b)	13,823	54,601
Nielsen Holdings PLC	286,675	4,259,991
RCM Technologies Inc.(a)	7,515	10,070
Red Violet Inc.(a)(b)	1,041	18,363
Rekor Systems Inc.(a)(b)	8,695	34,780
Resources Connection Inc.	28,760	344,257
Robert Half International Inc.	94,386	4,986,412
TransUnion	158,034	13,755,279
TriNet Group Inc.(a)	35,329	2,152,949
TrueBlue Inc.(a)	29,688	453,336
Upwork Inc.(a)(b)	43,980	635,071
Verisk Analytics Inc.	131,757	22,425,041
Volt Information Sciences Inc.(a)(b)	7,370	9,507
Willdan Group Inc.(a)(b)	6,914	172,919

		141,289,061

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	7,772	114,559
American Realty Investors Inc.(a)	779	7,003
CBRE Group Inc., Class A(a)	274,779	12,425,506
CKX Lands Inc.(a)(b)	229	1,864
CTO Realty Growth Inc.	6,476	255,802
Forestar Group Inc.(a)(b)	1,009	15,216
FRP Holdings Inc.(a)	6,498	263,689
Griffin Industrial Realty Inc.	642	34,777
Howard Hughes Corp. (The)(a)(b)	34,869	1,811,445
InterGroup Corp. (The)(a)(b)	126	3,349
Jones Lang LaSalle Inc.	41,778	4,322,352
JW Mays Inc.(a)	106	2,237
Kennedy-Wilson Holdings Inc.	107,016	1,628,784
Marcus & Millichap Inc.(a)	20,929	604,011
Maui Land & Pineapple Co. Inc.(a)(b)	6,890	76,479
Newmark Group Inc., Class A	126,279	613,716
Rafael Holdings Inc., Class B(a)(b)	4,545	65,312
RE/MAX Holdings Inc., Class A	14,168	445,300
Realogy Holdings Corp.	91,174	675,599
Redfin Corp.(a)(b)	76,250	3,195,637
RMR Group Inc. (The), Class A	9,202	271,183
St. Joe Co. (The)(a)(b)	31,911	619,712
Stratus Properties Inc.(a)	6,480	128,369
Tejon Ranch Co.(a)(b)	8,406	121,046
Transcontinental Realty Investors Inc.(a)	269	8,075
Trinity Place Holdings Inc.(a)(b)	121,999	168,359

		27,879,381

Road & Rail — 1.0%
Amerco	6,576	1,987,201
ArcBest Corp.(b)	20,856	552,893
Avis Budget Group Inc.(a)(b)	35,153	804,652
Covenant Transportation Group Inc., Class A(a)	7,841	113,146
CSX Corp.	626,749	43,709,475
Daseke Inc.(a)(b)	91,087	357,972
Heartland Express Inc.	28,656	596,618
HyreCar Inc.(a)(b)	10,436	30,578
JB Hunt Transport Services Inc.	67,142	8,079,868
Kansas City Southern	77,397	11,554,598
Knight-Swift Transportation Holdings Inc.	107,214	4,471,896
Landstar System Inc.(b)	30,090	3,379,408
Lyft Inc., Class A(a)(b)	176,577	5,828,807

Security	Shares	Value

Road & Rail (continued)
Marten Transport Ltd.	29,734	$748,107
Norfolk Southern Corp.	209,681	36,813,693
Old Dominion Freight Line Inc.(b)	78,189	13,260,073
PAM Transportation Services Inc.(a)	673	20,695
Patriot Transportation Holding Inc.	681	5,673
Ryder System Inc.	42,293	1,586,410
Saia Inc.(a)	20,928	2,326,775
Schneider National Inc., Class B	36,238	893,991
U.S. Xpress Enterprises Inc., Class A(a)(b)	52,985	317,910
Uber Technologies Inc.(a)	165,626	5,147,656
Union Pacific Corp.	555,597	93,934,785
Universal Logistics Holdings Inc.	7,006	121,764
USA Truck Inc.(a)(b)	7,077	54,847
Werner Enterprises Inc.	46,694	2,032,590
YRC Worldwide Inc.(a)(b)	27,921	51,654

		238,783,735

Semiconductors & Semiconductor Equipment — 4.7%
ACM Research Inc., Class A(a)(b)	7,798	486,283
Advanced Energy Industries Inc.(a)	35,358	2,396,919
Advanced Micro Devices Inc.(a)	958,005	50,400,643
Aehr Test Systems(a)(b)	13,521	26,366
Alpha & Omega Semiconductor Ltd.(a)	27	294
Ambarella Inc.(a)	25,621	1,173,442
Amkor Technology Inc.(a)	84,145	1,035,825
Amtech Systems Inc.(a)(b)	7,352	35,804
Analog Devices Inc.	301,839	37,017,535
Applied Materials Inc.	746,446	45,122,661
Atomera Inc.(a)(b)	10,620	95,580
Axcelis Technologies Inc.(a)	21,713	604,707
AXT Inc.(a)(b)	28,597	136,122
Broadcom Inc.	327,347	103,313,987
Brooks Automation Inc.	57,349	2,537,120
Cabot Microelectronics Corp.	23,623	3,296,353
CEVA Inc.(a)	14,657	548,465
Cirrus Logic Inc.(a)	49,874	3,081,216
Cohu Inc.	29,274	507,611
Cree Inc.(a)	91,552	5,418,963
CVD Equipment Corp.(a)(b)	6,460	19,315
CyberOptics Corp.(a)	6,891	221,959
Diodes Inc.(a)	39,020	1,978,314
DSP Group Inc.(a)	28,821	457,677
eMagin Corp.(a)(b)	15,227	12,016
Enphase Energy Inc.(a)(b)	63,124	3,002,809
Entegris Inc.	108,766	6,422,632
Envision Solar International Inc.(a)(b)	4,312	42,991
First Solar Inc.(a)(b)	63,486	3,142,557
FormFactor Inc.(a)	57,278	1,679,964
GSI Technology Inc.(a)	14,521	104,261
Ichor Holdings Ltd.(a)	15,783	419,512
Impinj Inc.(a)(b)	11,951	328,294
Inphi Corp.(a)(b)	41,286	4,851,105
Intel Corp.	3,466,727	207,414,276
inTEST Corp.(a)	6,989	23,553
KLA Corp.	126,955	24,690,208
Kopin Corp.(a)(b)	49,713	66,118
Kulicke & Soffa Industries Inc.	56,766	1,182,436
Lam Research Corp.	119,535	38,664,791
Lattice Semiconductor Corp.(a)(b)	103,544	2,939,614
MACOM Technology Solutions Holdings Inc.(a)	46,364	1,592,603
Marvell Technology Group Ltd.(b)	540,165	18,938,185

27

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Inc.	214,459	$12,998,360
MaxLinear Inc.(a)	56,353	1,209,335
Microchip Technology Inc.	200,874	21,154,041
Micron Technology Inc.(a)	913,106	47,043,221
MKS Instruments Inc.	47,096	5,333,151
Monolithic Power Systems Inc.	33,528	7,946,136
MoSys Inc.(a)	293	536
NeoPhotonics Corp.(a)	21,631	192,083
NVE Corp.	6,319	390,704
NVIDIA Corp.	503,662	191,346,230
NXP Semiconductors NV(b)	228,471	26,054,833
ON Semiconductor Corp.(a)(b)	328,479	6,510,454
Onto Innovation Inc.(a)	38,636	1,315,169
PDF Solutions Inc.(a)	21,396	418,506
Photronics Inc.(a)	47,751	531,469
Pixelworks Inc.(a)(b)	21,390	69,090
Power Integrations Inc.	23,529	2,779,481
Qorvo Inc.(a)	95,919	10,601,927
Qualcomm Inc.	921,071	84,010,886
QuickLogic Corp.(a)(b)	3,444	10,539
Rambus Inc.(a)	90,189	1,370,873
Rubicon Technology Inc.(a)	842	6,753
Semtech Corp.(a)	50,323	2,627,867
Silicon Laboratories Inc.(a)	35,210	3,530,507
Skyworks Solutions Inc.	134,926	17,251,638
SMART Global Holdings Inc.(a)(b)	12,548	341,055
SolarEdge Technologies Inc.(a)(b)	42,612	5,913,693
SunPower Corp.(a)(b)	56,471	432,568
Synaptics Inc.(a)	28,821	1,732,718
Teradyne Inc.	132,545	11,201,378
Texas Instruments Inc.	751,462	95,413,130
Trio-Tech International(a)	311	973
Ultra Clean Holdings Inc.(a)	28,028	634,274
Universal Display Corp.	35,286	5,279,491
Veeco Instruments Inc.(a)	36,052	486,341
Xilinx Inc.	199,099	19,589,351

		1,161,159,847

Software — 9.5%
2U Inc.(a)(b)	58,869	2,234,667
8x8 Inc.(a)(b)	73,523	1,176,368
A10 Networks Inc.(a)(b)	29,100	198,171
ACI Worldwide Inc.(a)	92,854	2,506,129
Adobe Inc.(a)	394,808	171,863,871
Agilysys Inc.(a)	13,753	246,729
Alarm.com Holdings Inc.(a)	37,159	2,408,275
Altair Engineering Inc., Class A(a)(b)	30,355	1,206,611
Alteryx Inc., Class A(a)(b)	42,426	6,969,743
American Software Inc./GA, Class A	21,420	337,579
Anaplan Inc.(a)	68,713	3,113,386
Ansys Inc.(a)	70,933	20,693,284
Appfolio Inc., Class A(a)(b)	11,718	1,906,636
Appian Corp.(a)(b)	31,525	1,615,656
Aquamed Technologies Inc.	1,090	0	(d)
Aspen Technology Inc.(a)	56,409	5,844,537
Asure Software Inc.(a)(b)	5,148	33,102
AudioEye Inc.(a)(b)	2,856	28,560
Autodesk Inc.(a)	179,034	42,823,142
Avalara Inc.(a)(b)	57,644	7,671,840
Avaya Holdings Corp.(a)(b)	81,373	1,005,770
Aware Inc./MA(a)(b)	14,421	47,301

Security	Shares	Value

Software (continued)
Benefitfocus Inc.(a)(b)	19,941	$214,565
Bill.Com Holdings Inc.(a)	17,382	1,568,030
Blackbaud Inc.	37,766	2,155,683
Blackline Inc.(a)(b)	37,139	3,079,195
Bottomline Technologies DE Inc.(a)	33,066	1,678,761
Box Inc., Class A(a)(b)	124,084	2,575,984
BSQUARE Corp.(a)	7,507	11,786
Cadence Design Systems Inc.(a)	227,638	21,844,142
CDK Global Inc.	99,161	4,107,249
CERENCE Inc.(a)(b)	29,576	1,207,884
Ceridian HCM Holding Inc.(a)(b)	80,719	6,398,595
ChannelAdvisor Corp.(a)	20,742	328,553
Citrix Systems Inc.	93,887	13,886,826
Cloudera Inc.(a)	201,113	2,558,157
Cloudflare Inc., Class A(a)(b)	30,422	1,093,671
CommVault Systems Inc.(a)	41,891	1,621,182
Cornerstone OnDemand Inc.(a)	43,147	1,663,748
Coupa Software Inc.(a)	54,569	15,117,796
Crowdstrike Holdings Inc., Class A(a)(b)	16,756	1,680,459
Datadog Inc., Class A(a)	22,489	1,955,419
Digimarc Corp.(a)(b)	9,020	144,230
Digital Turbine Inc.(a)(b)	42,538	534,703
DocuSign Inc.(a)(b)	106,460	18,333,477
Domo Inc., Class B(a)	23,922	769,571
Dropbox Inc., Class A(a)	188,641	4,106,715
Dynatrace Inc.(a)	128,627	5,222,256
Ebix Inc.	21,370	477,833
eGain Corp.(a)	14,385	159,817
Elastic NV(a)	25,829	2,381,692
Envestnet Inc.(a)	43,311	3,185,091
Everbridge Inc.(a)(b)	28,667	3,966,366
Evolving Systems Inc.(a)	7,297	7,954
Fair Isaac Corp.(a)(b)	23,710	9,911,728
Finjan Holdings Inc.(a)(b)	6,540	10,072
FireEye Inc.(a)(b)	197,188	2,400,764
Five9 Inc.(a)(b)	50,454	5,583,744
ForeScout Technologies Inc.(a)(b)	29,819	632,163
Fortinet Inc.(a)	109,852	15,079,384
GlobalSCAPE Inc.	8,817	85,966
GSE Systems Inc.(a)(b)	7,898	7,977
GTY Technology Holdings Inc.(a)(b)	13,090	54,520
Guidewire Software Inc.(a)(b)	67,970	7,534,475
HubSpot Inc.(a)(b)	33,926	7,611,298
Intelligent Systems Corp.(a)	6,349	216,374
Intuit Inc.	214,445	63,516,465
Inuvo Inc.(a)	15,323	8,184
Issuer Direct Corp.(a)	318	3,228
j2 Global Inc.	36,922	2,333,840
LivePerson Inc.(a)(b)	57,210	2,370,210
LogMeIn Inc.	42,566	3,608,320
Majesco(a)(b)	7,255	57,024
Manhattan Associates Inc.(a)(b)	52,003	4,898,683
Marin Software Inc.(a)	1,625	2,210
Medallia Inc.(a)	15,576	393,138
Microsoft Corp.	6,209,198	1,263,633,885
MicroStrategy Inc., Class A(a)	7,254	858,076
Mitek Systems Inc.(a)	14,931	143,487
MobileIron Inc.(a)(b)	42,709	210,555
Model N Inc.(a)(b)	17,380	604,129
Net Element Inc.(a)	51	444

28

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NetSol Technologies Inc.(a)	7,285	$19,378
New Relic Inc.(a)	44,865	3,091,199
NortonLifeLock Inc.	437,645	8,678,500
Nuance Communications Inc.(a)(b)	237,022	5,997,842
Nutanix Inc., Class A(a)(b)	120,478	2,855,931
NXT-ID Inc.(a)	250	126
Oblong Inc.(a)(b)	1,121	1,670
OneSpan Inc.(a)	21,820	609,433
Oracle Corp.	1,704,187	94,190,416
Pagerduty Inc.(a)(b)	4,294	122,894
Palo Alto Networks Inc.(a)	79,987	18,370,614
Pareteum Corp.(a)(b)	59,167	36,689
Park City Group Inc.(a)(b)	13,504	57,122
Paycom Software Inc.(a)	39,294	12,170,531
Paylocity Holding Corp.(a)(b)	31,482	4,592,909
Pegasystems Inc.	33,800	3,419,546
Phunware Inc.(a)(b)	19,518	24,007
Ping Identity Holding Corp.(a)(b)	17,456	560,163
Pluralsight Inc., Class A(a)(b)	73,742	1,331,043
Progress Software Corp.	36,748	1,423,985
Proofpoint Inc.(a)(b)	47,392	5,266,199
PROS Holdings Inc.(a)(b)	28,113	1,249,061
PTC Inc.(a)	87,033	6,770,297
Q2 Holdings Inc.(a)(b)	41,029	3,519,878
QAD Inc., Class A(b)	7,200	297,216
QAD Inc., Class B	244	7,320
Qualys Inc.(a)(b)	28,606	2,975,596
Qumu Corp.(a)	7,829	28,106
Rapid7 Inc.(a)	34,359	1,752,996
RealNetworks Inc.(a)(b)	21,009	27,312
RealPage Inc.(a)	70,550	4,586,456
Rimini Street Inc.(a)	12,169	62,670
RingCentral Inc., Class A(a)	63,054	17,971,021
Riot Blockchain Inc.(a)(b)	6,880	15,274
Rosetta Stone Inc.(a)	16,506	278,291
SailPoint Technologies Holdings Inc.(a)(b)	74,688	1,976,991
salesforce.com Inc.(a)	737,728	138,198,586
Seachange International Inc.(a)(b)	28,104	42,437
SecureWorks Corp., Class A(a)(b)	7,333	83,816
ServiceNow Inc.(a)	156,148	63,249,309
SharpSpring Inc.(a)(b)	6,506	57,123
ShotSpotter Inc.(a)(b)	6,160	155,232
Slack Technologies Inc., Class A(a)(b)	47,593	1,479,666
Smartsheet Inc., Class A(a)(b)	80,976	4,123,298
Smith Micro Software Inc.(a)(b)	7,918	35,314
SolarWinds Corp.(a)(b)	52,981	936,174
Splunk Inc.(a)	130,019	25,834,775
Sprout Social Inc., Class A(a)(b)	18,009	486,243
SPS Commerce Inc.(a)	28,576	2,146,629
SS&C Technologies Holdings Inc.	186,130	10,512,622
Support.com Inc.	5,669	7,993
SVMK Inc.(a)	72,792	1,713,524
Synacor Inc.(a)(b)	21,403	24,185
Synchronoss Technologies Inc.(a)(b)	55,070	194,397
Synopsys Inc.(a)	123,803	24,141,585
Telenav Inc.(a)(b)	21,738	119,342
Tenable Holdings Inc.(a)	37,380	1,114,298
Teradata Corp.(a)	94,479	1,965,163
Trade Desk Inc. (The), Class A(a)(b)	33,483	13,610,840
Tyler Technologies Inc.(a)(b)	33,367	11,574,345

Security	Shares	Value

Software (continued)
Upland Software Inc.(a)(b)	16,732	$581,604
Varonis Systems Inc.(a)(b)	28,757	2,544,419
Verb Technology Co. Inc.(a)(b)	15,139	16,804
Verint Systems Inc.(a)	51,336	2,319,360
Veritone Inc.(a)(b)	36,215	538,155
VirnetX Holding Corp.	40,050	260,325
VMware Inc., Class A(a)	64,091	9,925,132
Workday Inc., Class A(a)(b)	133,668	25,044,036
Workiva Inc.(a)	31,417	1,680,495
Xperi Holding Corp.	85,210	1,257,700
Yext Inc.(a)	97,161	1,613,844
Zendesk Inc.(a)(b)	91,594	8,108,817
Zix Corp.(a)(b)	43,167	297,852
Zoom Video Communications Inc., Class A(a)(b)	23,954	6,073,297
Zscaler Inc.(a)	52,238	5,720,061
Zuora Inc., Class A(a)	54,406	693,677

		2,362,560,246

Specialty Retail — 2.3%
Aaron’s Inc.(b)	54,645	2,480,883
Abercrombie & Fitch Co., Class A	48,440	515,402
Advance Auto Parts Inc.	57,817	8,236,032
American Eagle Outfitters Inc.	144,477	1,574,799
America’s Car-Mart Inc./TX(a)(b)	7,118	625,459
Asbury Automotive Group Inc.(a)	14,554	1,125,461
Ascena Retail Group Inc.(a)(b)	10,445	15,250
At Home Group Inc.(a)	21,674	140,664
AutoNation Inc.(a)	49,236	1,850,289
AutoZone Inc.(a)	19,040	21,479,405
Barnes & Noble Education Inc.(a)	30,148	48,237
Bed Bath & Beyond Inc.(b)	105,005	1,113,053
Best Buy Co. Inc.	188,447	16,445,770
Big 5 Sporting Goods Corp.	12,669	24,578
Blink Charging Co.(a)(b)	11,707	66,496
Boot Barn Holdings Inc.(a)	29,510	636,236
Buckle Inc. (The)	20,115	315,403
Build-A-Bear Workshop Inc.(a)(b)	28,729	62,629
Burlington Stores Inc.(a)	54,706	10,773,253
Caleres Inc.	36,941	308,088
Camping World Holdings Inc., Class A	31,853	865,127
CarMax Inc.(a)	134,061	12,005,163
Carvana Co.(a)(b)	45,299	5,444,940
Cato Corp. (The), Class A	29,052	237,645
Chico’s FAS Inc.	105,537	145,641
Children’s Place Inc. (The)	14,692	549,775
Citi Trends Inc.	13,704	277,095
Conn’s Inc.(a)	21,371	215,633
Container Store Group Inc. (The)(a)(b)	14,298	46,325
Designer Brands Inc. , Class A	55,089	372,952
Destination XL Group Inc.(a)(b)	35,788	23,273
Dick’s Sporting Goods Inc.	56,986	2,351,242
Express Inc.(a)(b)	37,771	58,167
Five Below Inc.(a)	47,904	5,121,417
Floor & Decor Holdings Inc., Class A(a)	56,250	3,242,812
Foot Locker Inc.	91,641	2,672,252
Francesca’s Holdings Corp.(a)(b)	2,579	9,929
GameStop Corp., Class A(a)(b)	74,089	321,546
Gap Inc. (The)	173,780	2,193,104
Genesco Inc.(a)	16,280	352,625
Group 1 Automotive Inc.	14,991	988,956
Guess? Inc.	38,191	369,307

29

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Haverty Furniture Companies Inc.	14,615	$233,840
Hibbett Sports Inc.(a)(b)	21,463	449,435
Home Depot Inc. (The)	880,625	220,605,369
J. Jill Inc.(a)(b)	13,488	9,334
Kirkland’s Inc.(a)(b)	13,718	37,176
L Brands Inc.	189,443	2,835,962
Lazydays Holdings Inc.(a)(b)	3,257	28,368
Lithia Motors Inc., Class A	18,854	2,853,176
Lowe’s Companies Inc.	618,184	83,529,022
Lumber Liquidators Holdings Inc.(a)	21,508	298,101
MarineMax Inc.(a)	8,740	195,689
Michaels Companies Inc. (The)(a)(b)	66,722	471,724
Monro Inc.(b)	27,937	1,534,859
Murphy USA Inc.(a)	22,227	2,502,538
National Vision Holdings Inc.(a)(b)	64,447	1,966,922
O’Reilly Automotive Inc.(a)	60,770	25,624,886
Office Depot Inc.	424,281	997,060
Party City Holdco Inc.(a)(b)	43,136	64,273
Penske Automotive Group Inc.	29,427	1,139,119
Recycling Asset Holdings Inc.(b)(c)	7,042	739
Rent-A-Center Inc./TX	42,532	1,183,240
RH(a)(b)	13,695	3,408,685
Ross Stores Inc.	289,895	24,710,650
RTW RetailWinds Inc.(a)(b)	28,221	5,658
Sally Beauty Holdings Inc.(a)	107,230	1,343,592
Shoe Carnival Inc.	6,910	202,256
Signet Jewelers Ltd.	42,127	432,644
Sleep Number Corp.(a)(b)	25,956	1,080,808
Sonic Automotive Inc., Class A	21,801	695,670
Sportsman’s Warehouse Holdings Inc.(a)	22,006	313,585
Stein Mart Inc.(a)	44	18
Tailored Brands Inc.(b)	30,515	28,623
Tandy Leather Factory Inc.(a)	6,578	21,970
Tiffany & Co.	90,974	11,093,370
Tilly’s Inc., Class A	13,289	75,349
TJX Companies Inc. (The)	979,872	49,542,328
Tractor Supply Co.	95,983	12,649,600
Trans World Entertainment Corp.(a)	364	2,497
Ulta Beauty Inc.(a)(b)	45,455	9,246,456
Urban Outfitters Inc.(a)(b)	64,864	987,230
Williams-Sonoma Inc.	64,240	5,268,322
Winmark Corp.	3,469	594,032
Xcel Brands Inc.(a)	315	281
Zumiez Inc.(a)	22,003	602,442

		574,569,211

Technology Hardware, Storage & Peripherals — 5.2%
3D Systems Corp.(a)	98,281	686,984
Apple Inc.	3,335,948	1,216,953,830
AstroNova Inc.	6,421	51,111
Avid Technology Inc.(a)(b)	22,276	161,946
Dell Technologies Inc., Class C(a)(b)	122,584	6,734,765
Diebold Nixdorf Inc.(a)	65,306	395,754
Eastman Kodak Co.(a)	28,964	64,590
Hewlett Packard Enterprise Co.	1,067,935	10,391,008
HP Inc.	1,169,901	20,391,374
Immersion Corp.(a)(b)	21,705	135,222
Intevac Inc.(a)(b)	15,122	82,566
NCR Corp.(a)(b)	106,871	1,851,006
NetApp Inc.	181,094	8,035,141
One Stop Systems Inc.(a)	8,111	15,979

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Pure Storage Inc., Class A(a)(b)	199,311	$3,454,060
Seagate Technology PLC	182,825	8,850,558
Super Micro Computer Inc.(a)(b)	35,663	1,012,473
TransAct Technologies Inc.	7,059	32,330
Western Digital Corp.	242,825	10,720,724
Xerox Holdings Corp.(a)	155,039	2,370,546

		1,292,391,967

Textiles, Apparel & Luxury Goods — 0.7%
Apex Global Brands Inc.(a)(b)	2,238	2,507
Capri Holdings Ltd.(a)	120,866	1,889,136
Carter’s Inc.	38,383	3,097,508
Charles & Colvard Ltd.(a)(b)	21,448	15,657
Columbia Sportswear Co.	22,346	1,800,641
Crocs Inc.(a)(b)	57,482	2,116,487
Crown Crafts Inc.	7,226	35,263
Culp Inc.	13	112
Deckers Outdoor Corp.(a)	22,445	4,407,974
Delta Apparel Inc.(a)	6,603	80,028
Forward Industries Inc.(a)(b)	7,837	10,188
Fossil Group Inc.(a)(b)	45,248	210,403
G-III Apparel Group Ltd.(a)(b)	29,429	391,111
Hanesbrands Inc.	288,688	3,259,288
Iconix Brand Group Inc.(a)	4,805	4,469
Jerash Holdings U.S. Inc.	1,955	9,521
Kontoor Brands Inc.(a)	36,972	658,471
Lakeland Industries Inc.(a)(b)	6,572	147,410
Levi Strauss & Co., Class A	34,259	459,071
Lululemon Athletica Inc.(a)(b)	93,644	29,217,864
Movado Group Inc.	8,495	92,086
Nike Inc., Class B	1,015,136	99,534,085
Oxford Industries Inc.	13,748	605,049
PVH Corp.	59,659	2,866,615
Ralph Lauren Corp.	37,222	2,699,339
Rocky Brands Inc.	6,977	143,447
Sequential Brands Group Inc.(a)(b)	21,903	4,600
Skechers U.S.A. Inc., Class A(a)	109,767	3,444,488
Steven Madden Ltd.	64,818	1,600,356
Superior Group of Companies Inc.	7,036	94,282
Tapestry Inc.	232,025	3,081,292
Under Armour Inc., Class A(a)	151,323	1,473,886
Under Armour Inc., Class C, NVS(a)	155,996	1,379,005
Unifi Inc.(a)	13,619	175,413
Vera Bradley Inc.(a)	14,692	65,232
VF Corp.	257,305	15,680,167
Vince Holding Corp.(a)	896	4,973
Wolverine World Wide Inc.	66,273	1,577,960

		182,335,384

Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin Inc.(a)(b)	1,607	14,624
Axos Financial Inc.(a)	41,416	914,465
Bancorp 34 Inc.(b)	2,367	28,002
Bridgewater Bancshares Inc.(a)(b)	42,000	430,500
Broadway Financial Corp./DE(a)(b)	6,404	13,512
Capitol Federal Financial Inc.	127,919	1,408,388
CBM Bancorp Inc.(b)	3,321	40,184
Central Federal Corp.(a)(b)	1,726	17,433
Columbia Financial Inc.(a)	41,157	574,346
Elmira Savings Bank	668	7,047
ESSA Bancorp. Inc.	7,214	100,419

30

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Essent Group Ltd.	84,196	$3,053,789
Federal Agricultural Mortgage Corp., Class A	5,209	292,173
Federal Agricultural Mortgage Corp., Class C, NVS	7,227	462,600
FFBW Inc.(a)(b)	2,417	20,786
First Seacoast Bancorp.(a)(b)	2,148	13,210
Flagstar Bancorp. Inc.	29,667	873,100
FS Bancorp. Inc.	807	31,126
Greene County Bancorp. Inc.	636	14,183
Guaranty Federal Bancshares Inc.	825	12,581
Hingham Institution for Savings	401	67,280
HMN Financial Inc.(a)(b)	848	12,457
Home Bancorp. Inc.	6,434	172,109
Home Federal Bancorp. Inc./LA	253	6,201
HomeStreet Inc.	12,573	309,421
HV Bancorp Inc.(a)(b)	1,371	18,234
IF Bancorp. Inc.(b)	697	11,473
Impac Mortgage Holdings Inc.(a)(b)	7,001	11,832
Income Opportunity Realty Investors Inc.(a)	108	1,200
Kearny Financial Corp./MD	101,973	834,139
Kentucky First Federal Bancorp	844	5,773
Lake Shore Bancorp. Inc.	652	8,085
Luther Burbank Corp.	45,045	450,450
Magyar Bancorp. Inc.(a)(b)	714	6,069
Merchants Bancorp./IN	22,454	415,174
Meridian Bancorp. Inc.	36,723	425,987
Meta Financial Group Inc.	28,871	524,586
MGIC Investment Corp.	288,555	2,363,265
Mid-Southern Bancorp Inc.(b)	2,439	29,561
MMA Capital Holdings Inc.(a)(b)	13,934	322,154
Mr Cooper Group Inc.(a)(b)	61,826	769,115
New York Community Bancorp. Inc.	390,656	3,984,691
NMI Holdings Inc., Class A(a)	62,958	1,012,365
Northfield Bancorp. Inc.	29,007	334,161
Northwest Bancshares Inc.	91,952	940,209
Oconee Federal Financial Corp.(b)	212	5,463
Ocwen Financial Corp.(a)(b)	93,367	61,996
OP Bancorp	48,245	332,890
Ottawa Bancorp Inc.(b)	2,091	21,851
PCSB Financial Corp.	22,751	288,483
PennyMac Financial Services Inc.(e)	30,362	1,268,828
Pioneer Bancorp. Inc./NY(a)(b)	36,422	333,261
Ponce de Leon Federal Bank(a)(b)	34,945	355,740
Premier Financial Corp.	27,869	492,445
Provident Bancorp Inc.	14,689	115,456
Provident Financial Holdings Inc.	6,586	88,318
Provident Financial Services Inc.	56,740	819,893
Prudential Bancorp. Inc.	7,037	84,725
Radian Group Inc.	165,489	2,566,734
Randolph Bancorp Inc.(a)(b)	23,615	237,331
Rhinebeck Bancorp Inc.(a)	3,407	22,350
Riverview Bancorp. Inc.	15,265	86,247
Sachem Capital Corp.	101,157	299,425
Security National Financial Corp., Class A(a)	8,990	60,638
Severn Bancorp. Inc.	7,097	45,989
Southern Missouri Bancorp. Inc.	6,426	156,152
Standard AVB Financial Corp.(b)	2,225	51,620
Sterling Bancorp Inc./MI	47,872	171,382
Territorial Bancorp. Inc.	13,410	319,024
TFS Financial Corp.	50,557	723,471
Timberland Bancorp. Inc./WA	6,568	119,603

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp. NY	50,748	$321,235
Walker & Dunlop Inc.	21,297	1,082,101
Washington Federal Inc.	63,224	1,696,932
Waterstone Financial Inc.	21,363	316,813
Western New England Bancorp Inc.	20,968	121,405
WSFS Financial Corp.	44,417	1,274,768
WVS Financial Corp.	222	2,926

		35,303,954

Tobacco — 0.6%
22nd Century Group Inc.(a)	80,435	61,485
Altria Group Inc.	1,515,834	59,496,484
Philip Morris International Inc.	1,275,881	89,388,223
Standard Diversified Inc.(a)(b)	2,109	27,206
Turning Point Brands Inc.	9,133	227,503
Universal Corp./VA	20,102	854,536
Vector Group Ltd.	98,662	992,540

		151,047,977

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)(b)	249	615
Air Lease Corp.(b)	85,797	2,512,994
Applied Industrial Technologies Inc.	28,694	1,790,219
Beacon Roofing Supply Inc.(a)(b)	56,614	1,492,911
BlueLinx Holdings Inc.(a)(b)	6,890	59,047
BMC Stock Holdings Inc.(a)	48,432	1,217,580
CAI International Inc.(a)	14,205	236,655
DXP Enterprises Inc./TX(a)	7,962	158,523
EVI Industries Inc.(a)(b)	6,291	136,578
Fastenal Co.	469,521	20,114,280
Foundation Building Materials Inc.(a)	27,143	423,702
Gatx Corp.	28,889	1,761,651
General Finance Corp.(a)(b)	8,031	53,888
GMS Inc.(a)	35,943	883,838
H&E Equipment Services Inc.	22,354	413,102
HD Supply Holdings Inc.(a)	137,627	4,768,776
Herc Holdings Inc.(a)	23,200	712,936
Houston Wire & Cable Co.(a)(b)	14,352	33,871
Huttig Building Products Inc.(a)(b)	14,114	15,808
India Globalization Capital Inc.(a)(b)	27,814	16,661
Lawson Products Inc./DE(a)	6,479	209,013
MRC Global Inc.(a)	78,940	466,535
MSC Industrial Direct Co. Inc., Class A	36,360	2,647,372
Nesco Holding Inc.(a)(b)	72,996	293,444
NOW Inc.(a)	85,716	739,729
Rush Enterprises Inc., Class A	21,493	891,100
Rush Enterprises Inc., Class B	7,212	257,180
SiteOne Landscape Supply Inc.(a)(b)	36,251	4,131,526
Systemax Inc.	7,430	152,612
Titan Machinery Inc.(a)(b)	14,220	154,429
Transcat Inc.(a)	6,927	179,132
Triton International Ltd.	49,527	1,497,696
United Rentals Inc.(a)	58,990	8,791,870
Univar Solutions Inc.(a)	113,767	1,918,112
Veritiv Corp.(a)	7,042	119,432
Watsco Inc.	26,400	4,691,280
WESCO International Inc.(a)(b)	41,735	1,465,316
Willis Lease Finance Corp.(a)	6,431	156,145
WW Grainger Inc.	34,811	10,936,224

		76,501,782

31

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Bristow Group Inc.(a)	4,836	$67,365
Macquarie Infrastructure Corp.	62,671	1,923,373

		1,990,738

Water Utilities — 0.1%
American States Water Co.	29,202	2,296,153
American Water Works Co. Inc.	147,414	18,966,285
Artesian Resources Corp., Class A, NVS	6,989	253,631
Cadiz Inc.(a)(b)	14,307	145,359
California Water Service Group	41,000	1,955,700
Essential Utilities Inc.	183,872	7,766,753
Middlesex Water Co.	14,227	955,770
Pure Cycle Corp.(a)(b)	14,171	130,232
SJW Group	21,667	1,345,737
York Water Co. (The)	7,981	382,769

		34,198,389

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	42,095	560,705
Gogo Inc.(a)(b)	36,191	114,364
Shenandoah Telecommunications Co.	35,397	1,744,718
Spok Holdings Inc.	13,288	124,243
T-Mobile U.S. Inc.(a)	468,346	48,778,236
Telephone and Data Systems Inc.	84,217	1,674,234
U.S. Cellular Corp.(a)(b)	8,635	266,562

		53,263,062

Total Common Stocks — 99.9% (Cost: $21,876,586,947)		24,956,016,921

Rights

Biotechnology — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/20/25)(a)	19,965	0	(d)

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	315,064	52,931

Total Rights — 0.0% (Cost: $116,574)		52,931

Security	Shares	Value

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	$0	(d)

Total Warrants — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(e)(g)(h)	768,560,547	769,559,675
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(e)(g)	10,000,000	10,000,000

		779,559,675

Total Short-Term Investments — 3.1% (Cost: $778,574,557)		779,559,675

Total Investments in Securities — 103.0% (Cost: $22,655,278,078)		25,735,629,527

Other Assets, Less Liabilities — (3.0)%		(745,045,195)

Net Assets — 100.0%		$24,990,584,332

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	928,187,497	—	(159,626,950	)(b)	768,560,547	$769,559,675	$2,244,282	(c)	$(28,833)	$1,122,971
BlackRock Cash Funds: Treasury, SL Agency Shares	38,418,000	—	(28,418,000	)(b)	10,000,000	10,000,000	17,226		—	—
BlackRock Inc.	99,060	33,859	(6,608)		126,311	68,724,552	453,946		851,193	10,573,580
PennyMac Financial Services Inc.	—	30,362	—		30,362	1,268,828	—		—	(5,140)
PennyMac Mortgage Investment Trust	74,734	1,660	(4,760)		71,634	1,255,744	18,289		(1,016)	496,016

						$850,808,799	$2,733,743		$821,344	$12,187,427

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	194	09/18/20	$29,975	$319,531
S&P MidCap 400 E-Mini Index	21	09/18/20	3,736	9,826

				$329,357

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$24,955,977,291	$1,035		$38,595	$24,956,016,921
Rights	52,931	0	(a)	—	52,931
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	779,559,675	—		—	779,559,675

	$25,735,589,897	$1,035		$38,595	$25,735,629,527

Derivative financial instruments(b)
Assets
Futures Contracts	$329,357	$—		$—	$329,357

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

33